    As filed with the Securities and Exchange Commission on October 30, 1998
                                            Registration Nos. 33-24848, 811-5669
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 28                [X]
                                       and
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 29                        [X]


                                FIFTH THIRD FUNDS
                        (Formerly Fountain Square Funds)
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)
                                 (614) 470-8000
                         (Registrant's Telephone Number)



                           Melanie Mayo West, Esquire
                               Dykema Gossett PLLC
                      1577 North Woodward Avenue, Suite 300
                      Bloomfield Hills, Michigan 48304-2820
                               Fax: (248) 203-0763
                     (Name and Address of Agent for Service)




-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

         [   ]  60 days after filing pursuant to Rule 485(a)(1), or
         [   ]  On          , 199__, pursuant to Rule 485(a)(1), or
         [   ]  75 days after filing pursuant to Rule 485(a)(2), or
         [   ]  On , 199__, pursuant to Rule 485(a)(2).

         [   ]  Immediately upon filing pursuant to Rule 485(b), or
         [ X ]  On, November 2, 1998, pursuant to Rule 485(b)

If appropriate, check this box:
         [   ]  This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
-------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET

This Amendment to the Registration Statement of FIFTH THIRD FUNDS (formerly Fountain Square Funds), relates to the Investment A Shares, Investment C Shares, and Institutional Shares of: Fifth Third Quality Growth Fund; Fifth Third Equity Income Fund; Fifth Third Cardinal Fund; Fifth Third Pinnacle Fund; Fifth Third Balanced Fund; Fifth Third Mid Cap Fund; Fifth Third International Equity Fund; Fifth Third Bond Fund for Income; Fifth Third Quality Bond Fund; Fifth Third U.S. Government Securities Fund; Fifth Third Municipal Bond Fund; and Fifth Third Ohio Tax Free Bond Fund; Investment A Shares and Institutional Shares of:
Fifth Third Government Cash Reserves Fund; Fifth Third Commercial Paper Fund; and Fifth Third Tax Exempt Money Market Fund; and Institutional Shares of Fifth Third U.S. Treasury Obligations Fund.

FORM N-1A PART A ITEM                            LOCATION IN PROSPECTUS
---------------------                            ----------------------

Item 1.  Cover Page............................  Cover Page.

Item 2.  Synopsis..............................  Synopsis; Expenses of the
                                                 Funds; Summary of Fund
                                                 Expenses.

Item 3.  Condensed Financial Information.......  Financial Highlights;
                                                 (Predecessor) Common Trust Fund
                                                 Performance Information.


Item 4.  General Description of Registrant.....  Synopsis; Objectives of the
                                                 Funds; Portfolio Investments
                                                 and Strategies; Voting Rights.


Item 5.  Management of the Fund................  Fifth Third Funds Information;
                                                 Management of the Trust;
                                                 Distribution of Shares;
                                                 Distribution Plan; Payments to
                                                 Financial Institutions;
                                                 Administration of the Trust;
                                                 Expenses of the Fund,
                                                 (Investment A Shares,
                                                 Investment C Shares,
                                                 Institutional Shares);
                                                 Brokerage Transactions.

Item 5a. Management's Discussion of Fund
Performance....................................  Incorporated by reference to
                                                 Annual Report to Shareholders
                                                 of the Fountain Square Funds
                                                 dated July 31, 1998 and the
                                                 Annual Report to Shareholders
                                                 of the Fountain Square Cardinal
                                                 Fund and Tax Exempt Money
                                                 Market Fund dated September 30,
                                                 1998.

Item 6.  Capital Stock and Other Securities....  Dividends and Capital Gains;
                                                 Shareholder Information;
                                                 Voting Rights; Massachusetts
                                                 Law; Effect of Banking Laws;
                                                 Tax Information; Federal Income
                                                 Tax.

Item 7.  Purchase of Securities Being
 Offered.......................................  Net Asset Value; Investing in
                                                 the Funds; Share Purchases;
                                                 Additional Information; Minimum
                                                 Investment Required; Investing
                                                 In Investment A Shares; What
                                                 Shares Cost; Dealer
                                                 Concessions;
                                                 Reducing/Eliminating the Sales
                                                 Charge; Quantity Discounts and
                                                 Accumulated Purchases; Letter
                                                 of Intent; Fifth Third Bank
                                                 Club 53, One Account Plus, One
                                                 Account Gold, One Account
                                                 Advantage and One Account
                                                 Platinum Programs; Purchases
                                                 with Proceeds from Redemptions
                                                 of Unaffiliated Mutual Fund
                                                 Shares; Purchases with Proceeds
                                                 from Distributions of Qualified
                                                 Retirement Plans or Other
                                                 Trusts Administered by Fifth
                                                 Third Bank; Concurrent
                                                 Purchases; Investing in
                                                 Investment C Shares; Exchanging
                                                 Securities for Fund Shares;
                                                 Systematic Investment Program;
                                                 Certificates and Confirmations;
                                                 Exchanges.

Item 8.  Redemption of Repurchase..............  Redeeming Shares; By Telephone;
                                                 By Mail; Receiving Payment;
                                                 Systematic Withdrawal Program;
                                                 Accounts With Low Balances;
                                                 Contingent Deferred Sales
                                                 Charge.

Item 9.  Pending Legal Proceedings.............  None.


                                                 LOCATION IN STATEMENT OF
FORM N-1A PART B ITEM                            ADDITIONAL INFORMATION
---------------------                           -------------------------

Item 10.  Cover Page...........................  Cover Page.
Item 11.  Table of Contents....................  Table of Contents.
Item 12.  General Information and History......  General Information About the
                                                 Trust.

Item 13.  Investment Objectives and
 Policies......................................  Investment Objective and
                                                 Policies (of the Funds).

Item 14.  Management of the Fund...............  Fifth Third Funds Management;
                                                 Officers and Trustees;
                                                 Trustees' Compensation.

Item 15.  Control Persons and Principal
Holders of Securities..........................  Fund(Trust) Ownership.

Item 16.  Investment Advisory and Other
Services.......................................  Investment Advisory Services;
                                                 Advisor(s) to the Fund(Trust);
                                                 Advisory Fees; Sub-Advisor;
                                                 Sub-Advisory Fees;
                                                 Administrative Services;
                                                 (Custodian) Transfer Agent and
                                                 Dividend Disbursing Agent;
                                                 Distribution Plan (Investment A
                                                 Shares).

Item 17.  Brokerage Allocation and Other
Practices......................................  Brokerage Transactions.

Item 18.  Capital Stock and Other
Securities.....................................  Not applicable.

Item 19.  Purchase, Redemption and Pricing of
Securities Being Offered.......................  Purchasing Shares; Redeeming
                                                 Shares; Determining Net Asset
                                                 Value.


Item 20.  Tax Status...........................  Tax Status; The Fund's Tax
                                                 Status; Shareholders' Tax
                                                 Status; Capital Gains; Foreign
                                                 Taxes; State and Local Taxes.


Item 21.  Underwriters.........................  Distribution Plan (Investment A
                                                 Shares).

Item 22.  Calculation of Performance
 Data..........................................  Total Return; Yield; Effective
                                                 Yield; Tax-Equivalent Yield;
                                                 Performance Comparisons.


Item 23.  Financial Statements.................  Financial Statements.



FORM N-1A PART C
----------------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                               Investment A Shares
                               Investment C Shares


                                                             Quality Growth Fund

                                                              Equity Income Fund

                                                                   Cardinal Fund

                                                                   Pinnacle Fund

                                                                   Balanced Fund

                                                                    Mid Cap Fund
                                    [Artwork]
                                                       International Equity Fund

                                                            Bond Fund For Income

                                                               Quality Bond Fund

                                                 U.S. Government Securities Fund

                                                             Municipal Bond Fund

                                                         Ohio Tax Free Bond Fund







                           Stock and Bond Mutual Funds

                                                                      Prospectus
                                                                November 2, 1998

                               [Fifth Third Logo]

FIFTH THIRD FUNDS
(formerly Fountain Square Funds)

INVESTMENT A SHARES
INVESTMENT C SHARES

PROSPECTUS


Fifth Third Funds (the "Trust") is an open-end management investment company (a mutual fund). This Prospectus offers investors interests in Investment A Shares and Investment C Shares of the following separate investment portfolios
(the "Funds"), each having distinct investment objectives and policies:

         o    Fifth Third Quality Growth Fund;
         o    Fifth Third Equity Income Fund;
         o    Fifth Third Cardinal Fund;
         o    Fifth Third Pinnacle Fund;
         o    Fifth Third Balanced Fund;
         o    Fifth Third Mid Cap Fund;
         o    Fifth Third International Equity Fund;
         o    Fifth Third Bond Fund For Income;
         o    Fifth Third Quality Bond Fund;
         o    Fifth Third U.S. Government Securities Fund;
         o    Fifth Third Municipal Bond Fund; and
         o    Fifth Third Ohio Tax Free Bond Fund


This Prospectus contains the information you should read and know before you invest in Investment A Shares or Investment C Shares of any of the above Funds. Keep this Prospectus for future reference.


Additional information about Funds is contained in their Combined Statement of Additional Information, dated November 2, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of these Funds by writing to or calling the Trust toll-free at (888) 799-5353. The Securities and Exchange Commission maintains an Internet Website (http://www.sec.gov) that contains the Combined Statement of Additional Information, materials incorporated by reference into this Prospectus and into the Combined Statement of Additional Information, and other information regarding companies that file electronically with the Securities and Exchange Commission.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 2, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.

TABLE OF CONTENTS
-------------------------------------------------------------------------------
Synopsis.......................................................................1
     Risk Factors..............................................................2
Expenses of the Funds..........................................................3
     Investment A Shares.......................................................3
     Investment C Shares.......................................................4
Financial Highlights...........................................................6
     Fifth Third Quality Growth Fund - Investment A Shares.....................6
     Fifth Third Quality Growth Fund - Investment C Shares.....................7
     Fifth Third Equity Income Fund - Investment A Shares......................8
     Fifth Third Equity Income Fund - Investment C Shares......................9
     Fifth Third Cardinal Fund - Investment A Shares..........................10
     Fifth Third Pinnacle Fund - Investment A Shares..........................11
     Fifth Third Pinnacle Fund - Investment C Shares..........................12
     Fifth Third Balanced Fund  - Investment A Shares.........................13
     Fifth Third Balanced Fund - Investment C Shares..........................14
     Fifth Third Mid Cap Fund - Investment A Shares...........................15
     Fifth Third Mid Cap Fund - Investment C Shares...........................16
     Fifth Third International Equity Fund - Investment A Shares..............17
     Fifth Third International Equity Fund - Investment C Shares..............18
     Fifth Third Quality Bond Fund - Investment A Shares......................19
     Fifth Third Quality Bond Fund - Investment C Shares......................20
     Fifth Third Bond Fund For Income - Investment A Shares...................21
     Fifth Third Bond Fund For Income - Investment C Shares...................22
     Fifth Third U.S. Government Securities Fund - Investment
     A Shares.................................................................23
     Fifth Third U.S. Government Securities Fund - Investment
     C Shares.................................................................24
     Fifth Third Municipal Bond Fund - Investment A Shares....................25
     Fifth Third Municipal Bond Fund - Investment C Shares....................26
     Fifth Third Ohio Tax Free Bond Fund - Investment A Shares................27
     Fifth Third Ohio Tax Free Bond Fund - Investment C Shares................28
     Predecessor Common Trust Funds Performance Information...................29
Objectives of the Funds.......................................................30
     Quality Growth Fund......................................................30
     Equity Income Fund.......................................................31
     Cardinal Fund............................................................32
     Pinnacle Fund............................................................32
     Balanced Fund............................................................33
     Mid Cap Fund.............................................................33
     International Equity Fund................................................34
     Bond Fund For Income.....................................................36
     Quality Bond Fund........................................................37
     U.S. Government Securities Fund..........................................38
     Municipal Bond Fund......................................................39
     Ohio Tax Free Bond Fund..................................................40
Portfolio Investments and Strategies..........................................42
     Borrowing Money..........................................................43
     Diversification..........................................................43
     Restricted and Illiquid Securities.......................................43
     Repurchase Agreements....................................................43
     When-Issued and Delayed Delivery Transactions............................44
     Lending of Portfolio Securities..........................................44
     Options and Futures......................................................44
     Foreign Investments......................................................47
     Derivative Securities....................................................48
     Bond Ratings.............................................................49
     Temporary Investments....................................................49
     Equity Investment Risks..................................................50
Fifth Third Funds Information.................................................50
     Management of the Trust..................................................50
     Distribution of Shares...................................................53
     Distribution Plan........................................................53
     Administrative Services Agreement (Investment C Shares
     Only)....................................................................54
     Payments to Financial Institutions.......................................54
     Administration of the Trust..............................................54
     Expenses of the Funds, Investment A Shares and Investment
     C Shares.................................................................55
     Brokerage Transactions...................................................55
Net Asset Value...............................................................56
Investing in the Funds........................................................56
     Share Purchases..........................................................56
     Additional Information...................................................57
     Minimum Investment Required..............................................57
     Investing In Investment A Shares.........................................57
     Investing in Investment C Shares.........................................60
     Exchanging Securities for Fund Shares....................................61
     Systematic Investment Program............................................61
     Certificates and Confirmations...........................................61
     Dividends and Capital Gains..............................................61
Exchanges.....................................................................61
Redeeming Shares..............................................................62
     By Telephone.............................................................63
     By Mail..................................................................63
     Receiving Payment........................................................64
     Systematic Withdrawal Program............................................64
     Accounts with Low Balances...............................................64
Shareholder Information.......................................................64
     Voting Rights............................................................65
     Massachusetts Law........................................................65
Effect of Banking Laws........................................................65
Tax Information...............................................................66
     Federal Income Tax.......................................................66
     Additional Tax Information for International Equity Fund.................66
     Additional Tax Information for Municipal Bond Fund.......................66
     Additional Tax Information for Ohio Tax Free Bond Fund...................67
Performance Information.......................................................67
Addresses.....................................................................69

SYNOPSIS
-------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This Prospectus relates only to Investment A Shares and Investment C Shares of the Funds described herein. These Funds are intended to provide a convenient means of accumulating interests in professionally managed portfolios.


Investment A Shares and Investment C Shares of the following Funds are offered in this Prospectus:

         o Fifth Third Quality Growth Fund ("Quality Growth Fund") seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million;

         o Fifth Third Equity Income Fund ("Equity Income Fund") seeks to provide a high level of current income consistent with capital appreciation by investing primarily in high quality common stocks or convertible securities that have above-average current yield;

         o Fifth Third Cardinal Fund ("Cardinal Fund") seeks to provide long-term growth of capital and income by investing primarily in common stocks of exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million;

         o Fifth Third Pinnacle Fund ("Pinnacle Fund") seeks to provide long-term capital appreciation by investing primarily in common stocks which offer opportunities for long-term capital appreciation;

         o Fifth Third Balanced Fund ("Balanced Fund") seeks to provide capital appreciation and income by investing primarily in common stocks of high quality companies, generally leaders in their industries, and in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligation;

         o Fifth Third Mid Cap Fund ("Mid Cap Fund") seeks to provide growth of capital with income as a secondary objective by investing primarily in common stocks of companies with superior long-term growth opportunities and maximum market capitalizations of approximately $3 billion;

         o Fifth Third International Equity Fund ("International Equity Fund") seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers;

         o Fifth Third Bond Fund For Income ("Bond Fund For Income") seeks to provide a high level of current income by investing primarily in investment grade debt securities with remaining maturities of ten years or less;

         o Fifth Third Quality Bond Fund ("Quality Bond Fund") seeks to provide a high level of current income with capital growth as a secondary objective by investing in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations;

         o Fifth Third U.S. Government Securities Fund ("Government Securities Fund") seeks to provide a high level of current income by investing primarily in U.S. government securities, including U.S. Treasury and government agency issues;

         o Fifth Third Municipal Bond Fund ("Municipal Bond Fund") seeks to provide a high level of current income that is exempt from federal regular income taxes by investing primarily in investment grade municipal securities; and

         o Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Bond Fund") seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since it intends to invest in Ohio municipal securities.


For information on how to purchase Investment A Shares or Investment C Shares of any of the Funds offered by this Prospectus, please refer to "Investing in the Funds." Investment A Shares and Investment C Shares are designed for investors who are not fiduciary or agency clients of financial institutions. A minimum initial investment of $1,000 is required for each Fund offered by this Prospectus. Subsequent investments must be in amounts of at least $50. Investment A Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Certain investors may purchase Investment A Shares at net asset value without the imposition of a sales charge. See "Investing In Investment A Shares". Investment C Shares of each Fund are sold at net asset value, but may be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months following purchase. Certain investors may redeem Investment C Shares within 12 months of their purchase without the imposition of a contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares."


Each of the Funds offered by this Prospectus, except the Pinnacle Fund, is advised by Fifth Third Bank. The Pinnacle Fund is advised by Heartland Capital Management, Inc. ("Heartland"), a wholly-owned subsidiary of Fifth Third Bancorp. The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. ("MSAM"). Each of Fifth Third Bank, Heartland and MSAM may be referred to individually as the "Advisor" for the Fund or Funds for which it provides advisory services, or may be collectively referred to as the "Advisors."


RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds and may include securities considered derivative securities as described in this Prospectus, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may include securities of companies in emerging growth countries and may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objectives of the Funds" and "Portfolio Investments and Strategies."


Investors should also be aware that, like other mutual funds and financial and business organizations around the world, each of the Funds offered by this Prospectus could be adversely impacted if the computer systems used by Fifth Third Bank, BISYS Fund Services L.P. ("BISYS") or other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as "Year 2000 Risk." Fifth Third Bank and BISYS are taking steps that they believe are reasonably designed to address Year 2000 Risk with respect to their computer systems and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.

EXPENSES OF THE FUNDS
-------------------------------------------------------------------------------


INVESTMENT A SHARES
                               INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................................4.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).........................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)...................................................................None
Redemption Fees (as a percentage of amount redeemed, if applicable)............................................None
Exchange Fee...................................................................................................None

                               INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                     MANAGEMENT                         OTHER        TOTAL OPERATING
                                      FEES (1)       12b-1 FEES(2)    EXPENSES(3)      EXPENSES(4)
                                      --------       -------------    -----------      -----------
Quality Growth Fund.................    0.80%            0.25%           0.20%             1.25%
Equity Income Fund..................    0.80%            0.25%           0.20%             1.25%
Cardinal Fund.......................    0.60%            0.25%           0.19%             1.04%
Pinnacle Fund.......................    0.80%            0.25%           0.65%             1.70%
Balanced Fund.......................    0.80%            0.25%           0.20%             1.25%
Mid Cap Fund........................    0.80%            0.25%           0.20%             1.25%
International Equity Fund...........    1.00%            0.25%           0.50%             1.75%
Bond Fund for Income................    0.55%            0.25%           0.20%             1.00%
Quality Bond Fund...................    0.55%            0.25%           0.20%             1.00%
U.S. Government Securities Fund.....    0.47%            0.25%           0.28%             1.00%
Municipal Bond Fund.................    0.55%            0.25%           0.20%             1.00%
Ohio Tax Free Bond Fund.............    0.55%            0.25%           0.20%             1.00%


--------


(1) The management fee of the U.S. Government Securities Fund has been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for the U.S. Government Securities Fund is 0.55%.

(2) Beginning on March 23, 1998, the maximum 12b-1 fees which may be charged on Investment A Shares was reduced to 0.25% from 0.35%. On August 11, 1998, the distributor terminated its voluntary waiver of 12b-1 fees on Investment A Shares of the all of these Funds which had previously been in effect.

(3) For all Funds other than the International Equity Fund, Other Expenses have been reduced to reflect the voluntary waiver of fees by the administrator. In the absence of such waiver, other expenses for these Funds would have been: Quality Growth Fund--0.22%, Equity Income Fund--0.28%, Cardinal Fund--0.29%, Pinnacle Fund--0.75%, Balanced Fund--0.28%, Mid Cap Fund-- 0.26%, Bond Fund For Income--0.26%, Quality Bond Fund--0.30%, U.S. Government Securities Fund--0.38%, Municipal Bond Fund--0.30% and Ohio Tax Free Fund--0.30%.

(4) Absent the voluntary waivers described above, Total Investment A Shares Operating Expenses for these Funds would have been: Quality Growth Fund--1.27%, Equity Income Fund--1.33%, Cardinal Fund--1.14%, Pinnacle Fund--1.80%, Balanced Fund--1.33%, Mid Cap Fund--1.31%, Bond Fund For Income--1.06%, Quality Bond Fund--1.10%, U.S. Government Securities Fund-- 1.10%, Municipal Bond Fund--1.10% and Ohio Tax Free Fund--1.18%. Expense information for these Funds has been restated to reflect current fees, except that expense information for the Cardinal Fund and the Pinnacle Fund is based on estimates for the current fiscal year.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIFTH THIRD FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXPENSE EXAMPLES

         You would pay the following expenses on a $1,000 investment in Investment A Shares assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.


                                        1 YEAR          3 YEARS         5 YEARS           10 YEARS
                                        ------          -------         -------           --------
Quality Growth Fund......................$ 57             $ 83            $111               $189
Equity Income Fund.......................$ 57             $ 83            $111               $189
Cardinal Fund............................$ 55             $ 77            $100               $166
Pinnacle Fund............................$ 62             $ 96            $133               $237
Balanced Fund............................$ 57             $ 83            $111               $189
Mid Cap Fund.............................$ 57             $ 83            $111               $189
International Equity Fund................$ 62             $ 98            $136               $242
Bond Fund for Income.....................$ 55             $ 75            $ 98               $162
Quality Bond Fund........................$ 55             $ 75            $ 98               $162
U.S. Government Securities Fund..........$ 55             $ 75            $ 98               $162
Municipal Bond Fund......................$ 55             $ 75            $ 98               $162
Ohio Tax Free Bond Fund..................$ 55             $ 75            $ 98               $162


         THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT C SHARES
                               INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................................None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).........................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)*...............................................1.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)............................................None
Exchange Fee...................................................................................................None

------

* The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of Investment C Shares redeemed within one year of the purchase date (see "Investing in Investment C Shares--Contingent Deferred Sales Charge").

                               INVESTMENT C SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                    MANAGEMENT                            OTHER       TOTAL OPERATING
                                     FEES (1)        12b-1 FEES(2)     EXPENSES(3)       EXPENSES(4)
                                     --------        -------------     -----------       -----------
Quality Growth Fund....................0.80%             0.50%            0.45%            1.75%
Equity Income Fund.....................0.80%             0.50%            0.45%            1.75%
Cardinal Fund..........................0.60%             0.50%            0.44%            1.54%
Pinnacle Fund..........................0.80%             0.50%            0.90%            2.20%
Balanced Fund..........................0.80%             0.50%            0.45%            1.75%
Mid Cap Fund...........................0.80%             0.50%            0.45%            1.75%

                                    MANAGEMENT                            OTHER       TOTAL OPERATING
                                     FEES (1)        12b-1 FEES(2)     EXPENSES(3)       EXPENSES(4)
                                     --------        -------------     -----------       -----------
International Equity Fund..............1.00%             0.50%            0.75%            2.25%
Quality Bond Fund......................0.55%             0.50%            0.45%            1.50%
Bond Fund for Income...................0.55%             0.50%            0.45%            1.50%
U.S. Government Securities Fund........0.47%             0.50%            0.53%            1.50%
Municipal Bond Fund....................0.55%             0.50%            0.45%            1.50%
Ohio Tax Free Bond Fund................0.55%             0.50%            0.45%            1.50%


--------


(1) The management fee of the U.S. Government Securities Fund has been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for the U.S. Government Securities Fund is 0.55%.

(2) 12b-1 fees have been reduced to reflect the voluntary waiver by the distributor of a portion of such fees. The distributor can terminate this voluntary waiver at any time in its sole discretion. The maximum 12b-1 fee which may be charged on Investment C Shares of the Funds is 0.75%.

(3) Includes a 0.25% administrative service fee. For all Funds other than the International Equity Fund, Other Expenses have been reduced to reflect the voluntary waiver of fees by the administrator. In the absence of such waiver, other expenses for these Funds would have been: Quality Growth Fund--0.47%, Equity Income Fund--0.53%, Cardinal Fund--0.54%, Pinnacle Fund-- 1.00%, Balanced Fund--0.53%, Mid Cap Fund--0.51%, Bond Fund For Income--0.51%, Quality Bond Fund--0.55%, U.S. Government Securities Fund--0.63%, Municipal Bond Fund--0.55% and Ohio Tax Free Fund--0.55%.

(4) Absent the voluntary waivers described above, Total Investment C Shares Operating Expenses for these Funds would be: Quality Growth Fund--2.02%, Equity Income Fund--2.08%, Cardinal Fund--1.89%, Pinnacle Fund--2.55%, Balanced Fund-- 2.08%, Mid Cap Fund--2.06%, International Equity Fund--2.50%, Bond Fund For Income--1.81%, Quality Bond Fund--1.85%, U.S. Government Securities Fund--1.93%, Municipal Bond Fund--1.85% and Ohio Tax Free Fund--1.85%. Expense information for the Cardinal Fund and the Pinnacle Fund is based on estimates for the current fiscal year.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIFTH THIRD FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." WIRE TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXPENSE EXAMPLES

         You would pay the following expenses on a $1,000 investment in Investment C Shares assuming (1) 5% annual return; and (2) either redemption at the end of Year 1 or no redemption.


                                        1 YEAR--WITH     1 YEAR--NO
                                         REDEMPTION      REDEMPTION      3 YEARS       5 YEARS   10 YEARS
                                         ----------      ----------      -------       -------   --------
Quality Growth Fund.........................$28              $18           $55            $95       $206
Equity Income Fund...........................28               18            55             95        206
Cardinal Fund................................26               16            49             84        183
Pinnacle Fund................................32               22            69            118        253
Balanced Fund................................28               18            55             95        206
Mid Cap Fund.................................28               18            55             95        206
International Equity Fund....................33               23            70            120        258
Bond Fund for Income.........................25               15            47             82        179
Quality Bond Fund............................25               15            47             82        179
Government Securities Fund...................25               15            47             82        179
Municipal Bond Fund..........................25               15            47             82        179
Ohio Tax Free Bond Fund......................25               15            47             82        179


         THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD QUALITY GROWTH FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third Quality Growth Fund which was the predecessor to Investment A Shares of the Fund.


                                                                      YEAR ENDED JULY 31,
                                             -------------------------------------------------------------
                                              1998       1997       1996       1995       1994       1993*
                                              ----       ----       ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD.....    $19.23     $13.16     $11.79      $9.70      $9.54     $10.00
                                             ------     ------     ------      -----      -----     ------

Income from investment operations:
Net investment income....................      0.03       0.08       0.12       0.14       0.13       0.10
Net realized and unrealized gains
   (losses) on investments...............      2.49       6.75       1.37       2.09       0.17      (0.47)
                                               ----       ----       ----       ----       ----     ------
       Total from investment operations..      2.52       6.83       1.49       2.23       0.30      (0.37)
                                               ----       ----       ----       ----       ----     ------

Less distributions:
Dividends to shareholders from net
   investment income.....................     (0.03)     (0.09)     (0.12)     (0.14)     (0.13)     (0.09)
Distributions to shareholders from net
   realized gains on investment
   transactions..........................     (1.46)     (0.67)      ----       ----       ----       ----
Distributions to shareholders in excess
   of net investment income (a)..........      ----       ----       ----       ----      (0.01)      ----
                                             ------     ------     ------     ------     ------     ------
       Total distributions...............     (1.49)     (0.76)     (0.12)     (0.14)     (0.14)     (0.09)
                                             ------     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF PERIOD...........    $20.26     $19.23     $13.16     $11.79      $9.70      $9.54
                                             ======     ======     ======     ======      =====      =====

TOTAL RETURN**...........................     14.12%     54.02%     12.69%     23.21%      3.17%     (3.73%)(d)

Ratios to Average Net Assets:
   Expenses..............................      1.00%      1.00%      0.99%      1.00%      1.00%      0.99%(c)
   Net investment income (loss)..........      0.10%      0.45%      0.98%      1.44%      1.42%      1.47%(c)
   Expense waiver/reimbursement (b)......      0.37%      0.36%      0.03%      0.05%      0.03%      0.05%(c)

Supplemental data:
   Net assets, end of period (000).......  $520,068   $399,683   $134,469    $82,594    $69,648    $67,681
   Portfolio turnover rate (e)...........        45%        37%        37%        34%        37%        28%(c)
   Average commission rate paid (f)......       n/a     $0.062     $0.065       ----       ----       ----

-------

* Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
** Based on net asset value, which does not reflect the sales load.
(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Annualized.
(d) Not annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(See Notes which are an integral part of the Financial Statements).

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD QUALITY GROWTH FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                         YEAR ENDED JULY 31,
                                                     --------------------------
                                                     1998      1997       1996*
                                                     ----      ----       -----
NET ASSET VALUE, BEGINNING OF PERIOD..............  $19.18     $13.16     $13.37
                                                    ------     ------     ------

Income from investment operations:
Net investment income (loss)......................   (0.07)     (0.03)      ----
Net realized and unrealized gains
   (losses) on investments........................    2.45       6.72      (0.21)
                                                      ----       ----     ------
   Total from investment operations...............    2.38       6.69      (0.21)
                                                      ----       ----     ------

Less distributions:
Distributions to shareholders from net
   realized gains on investment transactions......   (1.46)     (0.67)      ----
                                                    ------     ------     ------

NET ASSET VALUE, END OF PERIOD....................  $20.10     $19.18     $13.16
                                                    ======     ======     ======

TOTAL RETURN**....................................   13.41%     52.79%     12.50%(c)

Ratios to Average Net Assets:
   Expenses.......................................    1.63%      1.75%      1.77%(b)
   Net investment income (loss)...................   (0.54%)    (0.32%)     0.26%(b)
   Expense waiver/reimbursement (a)...............    0.39%      0.26%      0.06%(b)

Supplemental data:
   Net assets, end of period (000)................  $8,357     $3,146       $420
   Portfolio turnover rate (d)....................      45%        37%        37%(b)
   Average commission rate paid (e)...............     n/a    $0.0622    $0.0652

---------
* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD EQUITY INCOME FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                        YEAR ENDED JULY 31,
                                                        -------------------
                                                         1998         1997*
                                                         ----         -----
Net asset value, beginning of period..................  $14.44       $12.00
                                                        ------       ------

Income from investment operations:
Net investment income.................................    0.26         0.15
Net realized and unrealized gains on investments......    2.43         2.43
                                                          ----         ----
   Total from investment operations...................    2.69         2.58

Less distributions:
Dividends to shareholders from net investment income..   (0.27)       (0.14)
Distributions to shareholders from net
   realized gains on investment transactions..........   (1.48)        ----
                                                        ------       ------
   Total distributions................................   (1.75)       (0.14)
                                                        ------       ------

NET ASSET VALUE, END OF PERIOD........................  $15.38       $14.44
                                                        ======       ======

TOTAL RETURN**........................................   19.57%       21.64%(c)

Ratios to Average Net Assets:
   Expenses...........................................    1.01%        1.06%(b)
   Net investment income..............................    1.73%        2.32%(b)
   Expense waiver/reimbursement (a)...................    0.43%        0.42%(b)

Supplemental data:
   Net assets, end of period (000)....................$150,404     $120,324
   Portfolio turnover rate (d)........................      41%          28%(b)
   Average commission rate paid (e)...................     n/a       $0.067

---------
* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD EQUITY INCOME FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.



                                                    YEAR ENDED JULY 31,
                                                    -------------------
                                                     1998         1997*
                                                     ----         -----
NET ASSET VALUE, BEGINNING OF PERIOD..............  $14.45       $12.00
                                                    ------       ------

Income from investment operations:
Net investment income.............................    0.17         0.10
Net realized and unrealized gains on investments..    2.41         2.45
                                                      ----         ----
       Total from investment operations...........    2.58         2.55

Less distributions:
Dividends to shareholders from net
   investment income..............................   (0.16)       (0.10)
Distributions to shareholders from net
   realized gains on investment transactions......   (1.48)        ----
                                                    ------       ------
       Total distributions........................   (1.64)       (0.10)
                                                    ------       ------

NET ASSET VALUE, END OF PERIOD....................  $15.39       $14.45
                                                    ======       ======

TOTAL RETURN**....................................   18.72%       21.30%(c)

Ratios to Average Net Assets:
   Expenses.......................................    1.57%        1.81%(b)
   Net investment income..........................    1.21%        1.56%(b)
   Expense waiver/reimbursement (a)...............    0.52%        0.26%(b)

Supplemental data:
   Net assets, end of period (000)................    $968          $92
   Portfolio turnover rate (d)....................      41%          28%(b)
   Average commission rate paid (e)...............     n/a       $0.067

---------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD CARDINAL FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


On September 21, 1998, holders of Investor Shares of The Cardinal Fund exchanged their shares for Investment A Shares of the Fifth Third Cardinal Fund. The following table illustrating the historical performance of The Cardinal Fund has been audited by Ernst & Young LLP, the Trust's independent auditors for the year ended September 30, 1998. Prior periods were audited by KPMG Peat Marwick LLP. The report of Ernst & Young LLP dated October 28, 1998, on the financial statements for the Fifth Third Cardinal Fund for the year ended September 30, 1998, is included in the Combined Statement of Additional Information, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Trust.


                                                                        YEAR ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------------
                                                      1998      1997       1996      1995       1994       1993
                                                      ----      ----       ----      ----       ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD...............  $16.65    $13.13     $13.23    $12.73     $12.91     $12.95
                                                     ------    ------     ------    ------     ------     ------

Income from investment operations:
Net investment income..............................    0.14      0.14       0.25      0.36       0.31       0.32
Net realized and unrealized gains on investments...    0.27      4.64       1.95      1.32       0.12       0.55
                                                       ----      ----       ----      ----       ----       ----
       Total from investment operations............    0.41      4.78       2.20      1.68       0.43       0.87
                                                       ----      ----       ----      ----       ----       ----

Less distributions:
Dividends to shareholders from net
   investment income...............................   (0.18)    (0.13)     (0.26)    (0.35)     (0.33)     (0.29)
Distributions to shareholders from net
   realized gains on investment transactions.......   (2.01)    (1.13)     (2.04)    (0.83)     (0.28)     (0.62)
                                                     ------    ------     ------    ------     ------     ------
       Total distributions.........................   (2.19)    (1.26)     (2.30)    (1.18)     (0.61)     (0.91)
                                                     ------    ------     ------    ------     ------     ------

NET ASSET VALUE, END OF PERIOD.....................  $14.87    $16.65     $13.13    $13.23     $12.73     $12.91
                                                     ======    ======     ======    ======     ======     ======

TOTAL RETURN**.....................................    2.50%    39.17%     17.96%    14.84%      3.38%      6.98%(c)

Ratios to Average Net Assets:
   Expenses........................................    0.92%     1.06%      0.75%     0.70%      0.72%      0.68%(b)
   Net investment income...........................    0.76%     0.97%      1.90%     2.89%      2.40%      2.46%(b)
   Expense waiver/reimbursement (a)................    0.09%     0.06%      0.10%     ----       ----       ----

Supplemental data:
   Net assets, end of period (000).................$232,903  $267,908   $229,042  $226,181   $246,581   $282,125
   Portfolio turnover rate (d).....................   14.67%    12.73%     57.93%    19.78%     23.20%     11.11%(b)
   Average commission rate paid (e)................     n/a     $0.08      $0.08     $0.08      $0.08      $0.08

---------
 *   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD PINNACLE FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


On March 6, 1998, holders of shares of The Pinnacle Fund exchanged their shares for Investment A Shares of the Fifth Third Pinnacle Fund. Information for the period prior to such date is for the Pinnacle Fund, the predecessor fund of the Fifth Third Pinnacle Fund. The following table illustrating the historical performance of The Pinnacle Fund has been audited by Ernst & Young LLP, the Trust's independent auditors for the period ended July 31, 1998. Prior periods were audited by the previous auditors for The Pinnacle Fund. The report of Ernst & Young LLP dated September 24, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                           PERIOD
                                            ENDED                         YEAR ENDED DECEMBER 31,
                                           JULY 31,  --------------------------------------------------------------------------
                                            1998*     1997      1996      1995    1994    1993    1992    1991    1990    1989
                                            -----     ----      ----      ----    ----    ----    ----    ----    ----    ----
NET ASSET VALUE, BEGINNING OF
    PERIOD ...........................    $27.71     $23.96    $22.47    $18.83  $21.15  $21.83  $22.14  $16.87  $18.23  $14.53
                                          ------     ------    ------    ------  ------  ------  ------  ------  ------  ------

Income from investment operations:
Net investment income (loss)..........     (0.02)      0.13      0.05      0.11    0.09    0.10    0.13    0.25    0.36    0.25
Net realized and unrealized gains
    (losses) on investments...........      5.13       8.25      5.04      6.54   (0.34)   0.62   (0.29)   6.48   (0.94)   4.25
                                            ----       ----      ----      ----  ------    ----  ------    ----  ------    ----
       Total from investment
           operations.................      5.11       8.38      5.09      6.65   (0.25)   0.72   (0.16)   6.73   (0.58)   4.50
                                            ----       ----      ----      ----  ------    ----  ------    ----  ------    ----

Less distributions:
Dividends to shareholders from net
    investment income.................      ----      (0.13)    (0.05)    (0.11)  (0.09)  (0.10)  (0.13)  (0.25)  (0.35)  (0.25)
Distributions to shareholders from
    net realized gains on
    investment transactions...........     (0.47)     (4.50)    (3.55)    (2.90)  (1.98)  (1.30)  (0.02)  (1.21)  (0.43)  (0.55)
                                          ------     ------    ------    ------  ------  ------  ------  ------  ------  ------
       Total distributions............     (0.47)     (4.63)    (3.60)    (3.01)  (2.07)  (1.40)  (0.15)  (1.46)  (0.78)  (0.80)

NET ASSET VALUE, END OF PERIOD........    $32.25     $27.71    $23.96    $22.47  $18.83  $21.15  $21.83  $22.14  $16.87  $18.23
                                          ======     ======    ======    ======  ======  ======  ======  ======  ======  ======

TOTAL RETURN**........................      18.6%(b)   35.4%     22.5%     35.4%   (1.1%)   3.3%   (0.7%)  39.9%   (3.1%)  31.0%

Ratios to Average Net Assets:
   Expenses...........................      1.28%(c)   1.12%     1.16%     1.14%   1.15%   1.17%   1.18%   1.27%   1.40%   1.50%
   Net investment income (loss).......     (0.12%)(c)  0.46%     0.18%     0.44%   0.41%   0.46%   0.67%   1.33%   2.05%   1.52%
   Expense waiver/reimbursement (a)...      0.30%(c)   ----      ----      ----    ----    ----    ----    ----    ----    ----

Supplemental data:
   Net assets, end of period (000)....   $35,549    $22,272   $16,491   $14,673 $13,014 $15,135 $14,721 $12,116  $7,338  $6,337
   Portfolio turnover rate (d)........        38%(c)     50%       44%       68%     91%     85%     33%     55%     53%     45%
   Average commission rate paid (e)...       n/a     $0.060    $0.061    $0.059    ----    ----    ----    ----    ----    ----

---------
*    Reflects operations for the period from January 1, 1998, to July 31,1998.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD PINNACLE FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors for the period ended July 31, 1998. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                  PERIOD ENDED
                                                  JULY 31,1998*
                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $30.16
                                                     ------
Income from investment operations:
Net investment income (loss).....................     (0.04)
Net realized and unrealized gains
   (losses) on investments.......................      2.16
                                                     ------
       Total from investment operations..........      2.12
                                                     ------
Less distributions:
Dividends to shareholders from net
   investment income.............................      ----
Distributions to shareholders from net
   realized gains on investment transactions.....      ----
       Total distributions.......................      ----
                                                     ------

NET ASSET VALUE, END OF PERIOD...................    $32.28
                                                     ======

TOTAL RETURN**...................................      7.07%(b)

Ratios to Average Net Assets:
   Expenses......................................      2.17%(c)
   Net investment income (loss)..................     (0.84%)(c)
   Expense waiver/reimbursement (a)..............      0.42%(c)

Supplemental data:
   Net assets, end of period (000)...............      $922
   Portfolio turnover rate (d)...................        38%(c)
   Average commission rate paid (e)..............       n/a

---------

* Reflects operations for the period from March 9, 1998 (commencement of operations) to July 31,1998.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD BALANCED FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third Balanced Fund which was the predecessor to Investment A Shares of the Fund.



                                                                              YEAR ENDED JULY 31,
                                                         ----------------------------------------------------------
                                                           1998       1997      1996       1995      1994     1993*
                                                           ----       ----      ----       ----      ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD...................   $15.33     $11.75    $11.28     $9.70     $9.78    $10.00
                                                          ------     ------    ------     -----     -----    ------

Income from investment operations:
Net investment income..................................     0.27       0.27      0.27      0.28      0.26      0.20
Net realized and unrealized gains (losses)
   on investments......................................     0.92       4.06      0.47      1.57     (0.06)    (0.25)
                                                            ----       ----      ----      ----    ------    ------
       Total from investment operations................     1.19       4.33      0.74      1.85      0.20     (0.05)

Less distributions:
Dividends to shareholders from net investment income...    (0.28)     (0.26)    (0.27)    (0.27)    (0.26)    (0.17)
Distributions to shareholders from net realized gains
   on investment transactions..........................    (1.25)     (0.49)     ----      ----      ----      ----
Distributions to shareholders in excess of net
   investment income (a)...............................     ----       ----      ----      ----     (0.02)     ----
                                                            ----       ----      ----      ----    ------      ----
       Total distributions.............................    (1.53)     (0.75)    (0.27)    (0.27)    (0.28)    (0.17)
                                                          ------     ------    ------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD.........................   $14.99     $15.33    $11.75    $11.28     $9.70     $9.78
                                                          ======     ======    ======    ======     =====     =====

TOTAL RETURN**.........................................     8.41%     38.45%     6.52%    19.37%     2.02%    (0.51%)(d)

Ratios to Average Net Assets:
   Expenses............................................     1.00%      1.00%     1.00%     1.00%     1.00%     1.00%(c)
   Net investment income (loss)........................     1.84%      2.05%     2.31%     2.73%     2.64%     3.04%(c)
   Expense waiver/reimbursement (b)....................     0.43%      0.40%     0.06%     0.06%     0.06%     0.08%(c)

Supplemental data:
   Net assets, end of period (000)..................... $173,177   $122,765   $92,808   $58,075   $59,363   $60,168
   Portfolio turnover rate (e).........................      135%       101%       61%       58%       53%       30%
   Average commission rate paid (f)....................      n/a     $0.024    $0.006      ----      ----      ----

---------
* Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**   Based on net asset value, which does not reflect the sales load.
(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)  Annualized.
(d)  Not annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD BALANCED FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                  YEAR ENDED JULY 31,
                                             ----------------------------
                                              1998       1997       1996*
                                              ----       ----       -----
NET ASSET VALUE, BEGINNING OF PERIOD......   $15.34     $11.75     $12.13
                                             ------     ------     ------

Income from investment operations:
Net investment income.....................     0.17       0.16       0.05
Net realized and unrealized gains
   (losses) on investments................     0.92       4.08      (0.39)
                                             ------     ------     ------
       Total from investment operations...     1.09       4.24      (0.34)

Less distributions:
Dividends to shareholders from net
   investment income......................    (0.17)     (0.16)     (0.04)

Distributions to shareholders from net
   realized gains on investment
   transactions...........................    (1.25)     (0.49)      ----
                                             ------     ------     ------
       Total distributions................    (1.42)     (0.65)     (0.04)
                                             ------     ------     ------

NET ASSET VALUE, END OF PERIOD............   $15.01     $15.34     $11.75
                                             ======     ======     ======

TOTAL RETURN**............................     7.67%     37.52%      6.32%(c)

Ratios to Average Net Assets:
   Expenses...............................     1.58%      1.75%      1.78%(b)
   Net investment income (loss)...........     1.24%      1.30%      1.60%(b)
   Expense waiver (a).....................     0.49%      0.30%      0.07%(b)

Supplemental data:
   Net assets, end of period (000)........   $4,796     $1,155       $264
   Portfolio turnover rate (d)............      135%       101%        61%(b)
   Average commission rate paid (e).......      n/a    $0.0240    $0.0062

---------
* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD MID CAP FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third Mid Cap Fund which was the predecessor to Investment A Shares of the Fund.



                                                                  YEAR ENDED JULY 31,
                                                --------------------------------------------------------
                                                1998      1997      1996      1995       1994      1993*
                                                ----      ----      ----      ----       ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD.......    $16.98    $12.60    $12.59    $10.10     $9.68     $10.00
                                               ------    ------    ------    ------     -----     ------

Income from investment operations:
Net investment income (loss)...............     (0.03)     0.02      0.06      0.08      0.06       0.06
Net realized and unrealized gains
   (losses) on investments.................      0.98      5.55      0.11      2.48      0.43      (0.33)
                                                 ----      ----      ----      ----      ----     ------
       Total from investment operations....      0.95      5.57      0.17      2.56      0.49      (0.27)

Less distributions:
Dividends to shareholders from net
   investment income.......................      ----     (0.02)    (0.07)    (0.07)    (0.07)     (0.05)

Distributions to shareholders in excess
   of net investment income................     (1.74)    (0.02)     ----      ----      ----       ----
Distributions to shareholders from net
   realized gains on investment
   transactions............................      ----     (1.15)    (0.09)     ----      ----       ----
                                               ------    ------    ------    ------    ------     ------
       Total distributions.................     (1.74)    (1.19)    (0.16)    (0.07)    (0.07)     (0.05)
                                               ------    ------    ------    ------    ------     ------
NET ASSET VALUE, END OF PERIOD.............    $16.19    $16.98    $12.60    $12.59    $10.10      $9.68
                                               ======    ======    ======    ======    ======      =====

TOTAL RETURN**.............................      5.69%    47.17%     1.27%    25.45%     5.07%     (2.73%)(c)

Ratios to Average Net Assets:
   Expenses................................      1.01%     1.00%     1.00%     1.00%     1.00%      0.99%(b)
   Net investment income (loss)............     (0.19%)    0.10%     0.42%     0.77%     0.60%      0.88%(b)
   Expense waiver/reimbursement (a)........      0.40%     0.37%     0.06%     0.18%     0.33%      0.40%(b)

Supplemental data:
   Net assets, end of period (000).........  $217,547  $186,066   $72,663   $47,184   $30,210    $24,019
   Portfolio turnover rate (d).............        44%       52%       54%       23%       44%        20%(b)
   Average commission rate paid............       n/a   $0.0635   $0.0659      ----      ----       ----

---------
* Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD MID CAP FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                YEAR ENDED JULY 31,
                                            ---------------------------
                                             1998      1997       1996*
                                             ----      ----       -----
NET ASSET VALUE, BEGINNING OF PERIOD......  $16.88    $12.59     $13.72
                                            ------    ------     ------

Income from investment operations:
Net investment income (loss)..............   (0.05)    (0.07)     (0.01)
Net realized and unrealized gains
   (losses) on investments................    0.89      5.51      (1.12)
                                              ----      ----     ------
       Total from investment operations...    0.84      5.44      (1.13)

Less distributions:
Distributions to shareholders from net
   realized gains on investment
   transactions...........................   (1.74)    (1.15)      ----
                                            ------    ------     ------

NET ASSET VALUE, END OF PERIOD............  $15.98    $16.88     $12.59
                                            ======    ======     ======

Total return**............................    5.03%    46.05%      1.11%(c)

Ratios to Average Net Assets:
   Expenses...............................    1.61%     1.75%      1.78%(b)
   Net investment income (loss)...........   (0.81%)   (0.62%)    (0.51%)(b)
   Expense waiver/reimbursement (a).......    0.44%     0.27%      0.06%(b)

Supplemental data:
   Net assets, end of period (000)........  $1,049      $439       $229
   Portfolio turnover rate (d)............      44%       52%        54%(b)
   Average commission rate paid (e).......     n/a   $0.0635    $0.0659

---------
* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996 plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD INTERNATIONAL EQUITY FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young, LLP the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998, is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third International Equity Fund which was the predecessor to Investment A Shares of the Fund.


                                                      YEAR ENDED JULY 31,
                                            --------------------------------------
                                             1998       1997       1996      1995*
                                             ----       ----       ----      -----
NET ASSET VALUE, BEGINNING OF PERIOD.....   $12.05     $10.74     $9.83     $10.00
                                            ------     ------     -----     ------

Income from investment operations:
Net investment income....................     0.09       0.04      0.01       0.05
Net realized and unrealized gains
   (losses) on investments...............     1.31       2.15      0.90      (0.22)
                                              ----       ----      ----     ------
       Total from investment operations..     1.40       2.19      0.91      (0.17)

Less distributions:
Dividends to shareholders from net
   investment income.....................    (0.59)     (0.66)     ----       ----
Distributions to shareholders in excess
   of net investment income..............     ----      (0.16)     ----       ----
Distributions to shareholders from net
   realized gains on investment
   transactions..........................    (0.30)     (0.06)     ----       ----
                                            ------     ------    ------     ------
       Total distributions...............    (0.89)     (0.88)     ----       ----
                                            ------     ------    ------     ------

NET ASSET VALUE, END OF PERIOD...........   $12.56     $12.05    $10.74      $9.83
                                            ======     ======    ======      =====

TOTAL RETURN**...........................    13.29%     21.78%     9.26%     (1.70%)(c)

Ratios to Average Net Assets:
   Expenses..............................     1.47%      1.38%     1.61%      1.65%(b)
   Net investment income (loss)..........     0.66%      0.39%     0.32%      0.62%(b)
   Expense waiver/reimbursement (a)......     0.35%      0.35%     0.05%      0.07%(b)

Supplemental data:
   Net assets, end of period (000)....... $163,297   $151,728  $120,349    $86,442
   Portfolio turnover rate (d)...........       39%        60%       41%        54%(b)
   Average commission rate paid..........      n/a    $0.0028   $0.0010       ----

--------
* Reflects operations for the period from August 19, 1994 (date of initial public investment) to July 31, 1995.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD INTERNATIONAL EQUITY FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                          YEAR ENDED JULY 31,
                                                     ------------------------------
                                                      1998        1997        1996*
                                                      ----        ----        -----
NET ASSET VALUE, BEGINNING OF PERIOD.............    $12.01      $10.71      $11.21
                                                     ------      ------      ------

Income from investment operations:
Net investment income (loss).....................     (0.06)      (0.02)       0.01
Net realized and unrealized gains
   (losses) on investments.......................      1.39        2.16       (0.51)
                                                       ----        ----      ------
       Total from investment operations..........      1.33        2.14       (0.50)

Less distributions:
Dividends to shareholders from net
   investment income.............................     (0.53)      (0.46)       ----
Distributions to shareholders in excess
   of net investment income......................      ----       (0.32)       ----
Distributions to shareholders from net
   realized gains on investment transactions.....     (0.30)      (0.06)       ----
                                                     ------      ------      ------
       Total distributions.......................     (0.83)      (0.84)       ----
                                                     ------      ------      ------

NET ASSET VALUE, END OF PERIOD...................    $12.51      $12.01      $10.71
                                                     ======      ======      ======

TOTAL RETURN**...................................     12.57%      21.25%       8.95%(c)

Ratios to Average Net Assets:
   Expenses......................................      2.22%       2.13%       2.34%(b)
   Net investment income (loss)..................     (0.09%)     (0.28%)      0.76%(b)
   Expense waiver/reimbursement (a)..............      0.25%       0.25%       ----

Supplemental data:
   Net assets, end of period (000)...............      $291        $210         $57
   Portfolio turnover rate (d)...................        39%         60%         41%(b)
   Average commission rate paid (e)..............       n/a     $0.0028     $0.0010

---------
* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD QUALITY BOND FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third Quality Bond Fund which was the predecessor to Investment A Shares of the Fund.


                                                                         YEAR ENDED JULY 31,
                                                     -----------------------------------------------------------
                                                     1998       1997       1996       1995      1994       1993
                                                     ----       ----       ----       ----      ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD.............    $9.85      $9.52      $9.72     $9.55     $10.29     $10.00

Income from investment operations:
Net investment income............................     0.54       0.55       0.56      0.64       0.57       0.41
Net realized and unrealized gains
   (losses) on investments.......................     0.12       0.32      (0.19)     0.17      (0.69)      0.26
       Total from investment operations..........     0.66       0.87       0.37      0.81      (0.12)      0.67

Less distributions:
Dividends to shareholders from net
   investment income.............................    (0.55)     (0.54)     (0.57)    (0.64)     (0.59)     (0.38)
Distributions to shareholders from net
   realized gains on investment transactions.....     ----       ----       ----      ----      (0.03)      ----
       Total distributions.......................    (0.55)     (0.54)     (0.57)    (0.64)     (0.62)     (0.38)

NET ASSET VALUE, END OF PERIOD...................    $9.96      $9.85      $9.52     $9.72      $9.55     $10.29
                                                     =====      =====      =====     =====      =====     ======

TOTAL RETURN**...................................     6.91%      9.43%      3.86%     8.89%     (1.25%)     6.78%(c)

Ratios to Average Net Assets:
   Expenses......................................     0.75%      0.75%      0.75%     0.75%      0.75%      0.74%(b)
   Net investment income (loss)..................     5.50%      5.71%      5.80%     6.72%      5.76%      6.07%(b)
   Expense waiver/reimbursement (a)..............     0.45%      0.41%      0.06%     0.09%      0.11%      0.23%(b)

Supplemental data:
   Net assets, end of period (000)............... $107,794    $91,789    $83,422   $55,767    $47,272    $37,962
   Portfolio turnover rate (d)...................      279%       181%       117%      138%       112%        19%(b)

---------
* Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD QUALITY BOND FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                          YEAR ENDED JULY 31,
                                                     ----------------------------
                                                      1998       1997       1996*
                                                      ----       ----       -----
NET ASSET VALUE, BEGINNING OF PERIOD..............    $9.86      $9.53      $9.62
                                                      -----      -----      -----

Income from investment operations:
Net investment income.............................     0.48       0.49       0.14
Net realized and unrealized gains
   (losses) on investments........................     0.09       0.32      (0.08)
                                                       ----       ----      -----
       Total from investment operations...........     0.57       0.81       0.06

Less distributions:
Dividends to shareholders from net
   investment income..............................    (0.48)     (0.48)     (0.15)
                                                      -----      -----      -----

NET ASSET VALUE, END OF PERIOD....................    $9.95      $9.86      $9.53
                                                      =====      =====      =====

TOTAL RETURN**....................................     5.92%      8.68%      3.71%(c)

Ratios to Average Net Assets:
   Expenses.......................................     1.50%      1.50%      1.52%(b)
   Net investment income (loss)...................     4.76%      4.97%      5.03%(b)
   Expense waiver/reimbursement (a)...............     0.35%      0.31%      0.09%(b)

Supplemental data:
   Net assets, end of period (000)................     $399       $204       $162
   Portfolio turnover rate (d)....................      279%       181%       117%(b)

---------
* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 24, 1996, plus the total return for the Investment C Shares for the period from April 25, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD BOND FUND FOR INCOME - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                              YEAR ENDED JULY 31,
                                                             ---------------------
                                                              1998           1997*
                                                              ----           -----
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $12.19         $12.00
                                                             ------         ------

Income from investment operations:
Net investment income....................................      0.68           0.37
Net realized and unrealized gains  on investments........      0.06           0.18
                                                               ----           ----
       Total from investment operations..................      0.74           0.55

Less distributions:
Dividends to shareholders from net
   investment income.....................................     (0.69)         (0.36)
Distributions to shareholders from net
   realized gains on investment transactions.............     (0.05)          ----
                                                              -----          -----
       Total distributions...............................     (0.74)         (0.36)
                                                              -----          -----

NET ASSET VALUE, END OF PERIOD...........................    $12.19         $12.19
                                                             ======         ======

TOTAL RETURN**...........................................      6.23%          4.64%(c)

Ratios to Average Net Assets:
   Expenses..............................................      0.75%          0.79%(b)
   Net investment income (loss)..........................      5.54%          6.08%(b)
   Expense waiver/reimbursement (a)......................      0.42%          0.42%(b)

Supplemental data:
   Net assets, end of period (000).......................  $188,071       $157,108
   Portfolio turnover rate (d)...........................       127%           157%(b)

---------
* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD BOND FUND FOR INCOME - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                       YEAR ENDED JULY 31,
                                                       -------------------
                                                        1998        1997*
                                                        ----        -----
NET ASSET VALUE, BEGINNING OF PERIOD...............    $12.18      $12.00
                                                       ------      ------

Income from investment operations:
Net investment income (loss).......................      0.60       (0.01)
Net realized and unrealized gains
   (losses) on investments.........................     (0.05)       0.50
                                                        -----        ----
       Total from investment operations............      0.65        0.49

Less distributions:
Dividends to shareholders from net
   investment income...............................     (0.59)      (0.22)
Distributions to shareholders from net
   realized gains on investment transactions.......     (0.05)       ----
Distributions to shareholders in excess
   of net investment income........................      ----       (0.09)
                                                       ------      ------
       Total distributions.........................     (0.64)      (0.31)
                                                       ------      ------

NET ASSET VALUE, END OF PERIOD.....................    $12.19      $12.18
                                                       ======      ======

TOTAL RETURN**.....................................      5.50%       4.18%(c)

Ratios to Average Net Assets:
   Expenses........................................      1.34%       1.54%(b)
   Net investment income (loss)....................      4.89%       4.20%(b)
   Expense waiver/reimbursement (a)................      0.32%       0.26%(b)

Supplemental data:
   Net assets, end of period (000).................      $230          $6
   Portfolio turnover rate (d).....................       127%        157%(b)

---------
* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third U.S. Government Securities Fund which was the predecessor to Investment A Shares of the Fund.


                                                                         YEAR ENDED JULY 31,
                                                     -----------------------------------------------------------
                                                       1998      1997      1996      1995       1994       1993*
                                                       ----      ----      ----      ----       ----       -----
NET ASSET VALUE, BEGINNING OF PERIOD..............    $9.75     $9.55     $9.77     $9.64      $10.21     $10.00
                                                      -----     -----     -----     -----      ------     ------

Income from investment operations:
Net investment income.............................     0.52      0.54      0.55      0.58        0.51       0.35
Net realized and unrealized gains
   (losses) on investments........................     0.07      0.19     (0.20)     0.13       (0.49)      0.13
                                                       ----      ----    ------      ----      ------       ----
       Total from investment operations...........     0.59      0.73      0.35      0.71       (0.02)      0.48

Less distributions:
Dividends to shareholders from net
   investment income..............................    (0.52)    (0.53)    (0.57)    (0.58)      (0.57)     (0.27)
Distributions to shareholders from net
   realized gains on investment transactions......     ----      ----      ----      ----       (0.02)      ----
                                                     ------    ------    ------    ------      ------     ------
   Total distributions............................    (0.52)    (0.53)    (0.57)    (0.58)      (0.59)     (0.27)
                                                     ------    ------    ------    ------      ------     ------

NET ASSET VALUE, END OF PERIOD....................    $9.82     $9.75     $9.55     $9.77       $9.64     $10.21
                                                      =====     =====     =====     =====       =====     ======

TOTAL RETURN**....................................     6.17%     7.83%     3.63%     7.66%       0.11%      4.78%(c)

Ratios to Average Net Assets:
   Expenses.......................................     0.75%     0.75%     0.75%     0.75%       0.75%      0.74%(b)
   Net investment income (loss)...................     5.30%     5.56%     5.67%     5.98%       5.17%      5.36%(b)
   Expense waiver/reimbursement (a)...............     0.53%     0.50%     0.29%     0.39%       0.18%      0.33%(b)

Supplemental data:
   Net assets, end of period (000)................  $41,550   $42,414   $30,754   $25,054     $29,107    $29,603
   Portfolio turnover rate (d)....................      155%      169%      103%      115%         55%        23%(b)

---------
* Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                            YEAR ENDED JULY 31,
                                                    --------------------------------
                                                     1998          1997        1996*
                                                     ----          ----        -----
NET ASSET VALUE, BEGINNING OF PERIOD.............    $9.75        $9.56       $9.65
                                                     -----        -----       -----

Income from investment operations:
Net investment income............................     0.46         0.46        0.16
Net realized and unrealized gains
   (losses) on investments.......................     0.04         0.19       (0.10)
                                                      ----         ----       -----
       Total from investment operations..........     0.50         0.65        0.06

Less distributions:
Dividends to shareholders from net
   investment income.............................     0.45        (0.46)      (0.15)
                                                     -----        -----       -----

NET ASSET VALUE, END OF PERIOD...................    $9.80        $9.75       $9.56
                                                     =====        =====       =====

TOTAL RETURN**...................................     5.19%        6.92%       3.48%(c)

Ratios to Average Net Assets:
   Expenses......................................     1.50%        1.50%       1.52%(b)
   Net investment income (loss)..................     4.56%        4.82%       4.80%(b)
   Expense waiver/reimbursement (a)..............     0.43%        0.40%       0.37%(b)

Supplemental data:
   Net assets, end of period (000)...............     $118          $75         $49
   Portfolio turnover rate (d)...................      155%         169%        103%(b)

---------
* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996, plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD MUNICIPAL BOND FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                       YEAR ENDED JULY 31,
                                                       -------------------
                                                        1998        1997*
                                                        ----        -----
NET ASSET VALUE, BEGINNING OF PERIOD................   $12.33      $12.00
                                                       ------      ------

Income from investment operations:
Net investment income...............................     0.50        0.28
Net realized and unrealized gains  on investments...     0.01        0.32
                                                        -----        ----
       Total from investment operations.............     0.51        0.60

Less distributions:
Dividends to shareholders from net
   investment income................................    (0.51)      (0.27)
Distributions to shareholders from net
   realized gains on investment transactions........    (0.09)       ----
                                                       ------      ------
   Total distributions..............................    (0.60)      (0.27)
                                                       ------      ------

NET ASSET VALUE, END OF PERIOD......................   $12.24      $12.33
                                                       ======      ======

TOTAL RETURN**......................................     4.28%       5.04%(c)

Ratios to Average Net Assets:
   Expenses.........................................     0.76%       0.81%(b)
   Net investment income (loss).....................     4.09%       4.44%(b)
   Expense waiver/reimbursement (a).................     0.45%       0.42%(b)

Supplemental data:
   Net assets, end of period (000).................. $117,333    $101,616
   Portfolio turnover rate (d)......................      121%         63%(b)

---------
* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD MUNICIPAL BOND FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                       YEAR ENDED JULY 31,
                                                       -------------------
                                                       1998         1997*
                                                       ----         -----
NET ASSET VALUE, BEGINNING OF PERIOD................   $12.33       $12.00
                                                       ------       ------

Income from investment operations:
Net investment income (loss)........................     0.18        (0.20)
Net realized and unrealized gains  on investments...     0.07         0.75
                                                       ------       ------
       Total from investment operations.............     0.25         0.55

Less distributions:
Dividends to shareholders from net
   investment income................................    (0.18)       (0.16)
Distributions to shareholders from net
   realized gains on investment transactions........    (0.09)        ----
Distributions to shareholders in excess
   of net investment income.........................     ----        (0.06)
                                                       ------       ------
       Total distributions..........................    (0.27)       (0.22)
                                                       ------       ------

NET ASSET VALUE, END OF PERIOD......................   $12.31       $12.33
                                                       ======       ======

TOTAL RETURN**......................................     2.03%(c)     4.65%(c)

Ratios to Average Net Assets:
   Expenses.........................................     1.51%        1.56%(b)
   Net investment income............................     3.41%        3.09%(b)
   Expense waiver/reimbursement (a).................     0.37%        0.26%(b)

Supplemental data:
   Net assets, end of period (000)..................     ----          $11
   Portfolio turnover rate (d)......................      121%          63%(b)

---------
* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
*** Reflects operations for the period from August 1, 1997 to January 8, 1998. As of January 8, 1998, all Investment C Shares were redeemed; however, these shares are still available. Per share information is calculated using the average share method.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD OHIO TAX FREE BOND FUND - INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust. The Financial Highlights presented below include historical information for a class of shares of Fifth Third Ohio Tax Free Bond Fund which was the predecessor to Investment A Shares of the Fund.


                                                                         YEAR ENDED JULY 31,
                                                     ---------------------------------------------------------
                                                      1998       1997      1996     1995       1994      1993*
                                                      ----       ----      ----     ----       ----      -----
NET ASSET VALUE, BEGINNING OF PERIOD..............   $10.31     $10.01     $9.99    $9.75      $9.95    $10.00
                                                     ------     ------     -----    -----      -----    ------

Income from investment operations:
Net investment income.............................     0.42       0.43      0.40     0.42       0.40      0.05
Net realized and unrealized gains
   (losses) on investments........................     0.02       0.30      0.03     0.24      (0.21)    (0.05)
                                                       ----       ----     -----     ----     ------    ------
       Total from investment operations...........     0.44       0.73      0.43     0.66       0.19      ----

Less distributions:
Dividends to shareholders from net
   investment income..............................    (0.42)     (0.43)    (0.41)   (0.42)     (0.39)    (0.05)
Distributions to shareholders from net
   realized gains on investment transactions......    (0.04)      ----      ----     ----       ----      ----
                                                     ------     ------    ------   ------     ------    ------
       Total distributions........................    (0.46)     (0.43)    (0.41)   (0.42)     (0.39)    (0.05)
                                                     ------     ------    ------   ------     ------    ------

NET ASSET VALUE, END OF PERIOD....................   $10.29     $10.31    $10.01    $9.99      $9.75     $9.95
                                                     ======     ======    ======    =====      =====     =====

TOTAL RETURN**....................................     4.38%      7.49%     4.33%    7.02%      1.95%    (0.01%)(c)

Ratios to Average Net Assets:
   Expenses.......................................     0.74%      0.75%     0.74%    0.35%      0.00%     0.00%(b)
   Net investment income (loss)...................     4.09%      4.27%     4.01%    4.36%      4.18%     3.53%(b)
   Expense waiver/reimbursement (a)...............     0.43%      0.37%     0.32%    0.77%      1.33%     2.21%(b)

Supplemental data:
   Net assets, end of period (000)................ $188,966   $168,800   $35,463  $28,315    $23,854    $8,163
   Portfolio turnover rate (d)....................       42%        49%       30%      27%        94%       31%(b)

---------
* Reflects operations for the period from May 27, 1993 (date of initial public investment) to July 31, 1993.
**   Based on net asset value, which does not reflect the sales load.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD OHIO TAX FREE BOND FUND - INVESTMENT C SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and notes thereto, which may be obtained from the Trust.


                                                           YEAR ENDED JULY 31,
                                                    ------------------------------
                                                      1998       1997        1996*
                                                      ----       ----        -----
NET ASSET VALUE, BEGINNING OF PERIOD..............   $10.31     $10.00      $10.02
                                                     ------     ------      ------

Income from investment operations:
Net investment income.............................     0.35       0.36        0.10
Net realized and unrealized gains
   (losses) on investments........................     0.01       0.31       (0.01)
                                                     ------     ------      ------
       Total from investment operations...........     0.36       0.67        0.09

Less distributions:
Dividends to shareholders from net
   investment income..............................    (0.35)     (0.35)      (0.11)
Distributions to shareholders from net
   realized gains on investment transactions......    (0.04)      ----        ----
Distributions to shareholders in excess
   of net investment income.......................     ----      (0.01)       ----
                                                     ------     ------      ------
       Total distributions........................    (0.39)     (0.36)      (0.11)
                                                     ------     ------      ------

NET ASSET VALUE, END OF PERIOD....................   $10.28     $10.31      $10.00
                                                     ======     ======      ======

TOTAL RETURN**....................................     3.56%      6.84%       3.98%(c)

Ratios to Average Net Assets:
   Expenses.......................................     1.49%      1.50%       1.52%(b)
   Net investment income (loss)...................     3.33%      3.51%       3.41%(b)
   Expense waiver/reimbursement (a)...............     0.33%      0.27%       0.28%(b)

Supplemental data:
   Net assets, end of period (000)................     $584       $248         $38
   Portfolio turnover rate (d)....................       42%        49%         30%(b)

---------
* Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
** Based on net asset value, which does not reflect the contingent deferred sales charge.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c) Represents total return for Investment A Shares for the period from August 1, 1995 to April 23, 1996, plus the total return for the Investment C Shares for the period from April 24, 1996 to July 31, 1996.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

PREDECESSOR COMMON TRUST FUNDS PERFORMANCE INFORMATION

During 1997, each of the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund was formed to serve as the vehicle for the conversion of common trust funds that had been managed by Fifth Third Bank. The converting common trust funds were not registered investment companies and, unlike the Funds, were not subject to the provisions of the Investment Company Act of 1940, as amended. The investment policies, objectives, guidelines and restrictions of each newly created Fund are in all material respects equivalent to those of the common trust fund from which it was converted. For this reason, the historic performance of the converting common trust funds combined with the actual performance of the Investment A Shares of Funds into which they converted beginning on January 27, 1997 is provided below. The gross performance of each common trust fund has been reduced to reflect the fees (without waivers or reimbursements) that are applicable to the Investment A Shares and Investment C Shares of the Fund into which it converted. As described above under the caption "Expenses of the Funds," voluntary waivers of certain fees are anticipated for each of the Funds.

Of course, past performance of the common trust funds may not be indicative of future results of the Funds. In addition, if the converting common trust funds had been registered under the Investment Company Act of 1940, the performance of the converting common trust funds may have been adversely affected.


                                                             ANNUALIZED TOTAL RETURNS*
                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
         Equity Income Fund
         [Successor to Equity Fund (Income)]
         Investment A Shares                               17.67%       27.98%       21.18%       16.55%
         Investment C Shares                               22.78%       29.81%       22.22%       17.05%

         Bond Fund For Income
         [Successor to Taxable Bond Fund]
         Investment A Shares                                1.49%        4.59%        3.76%        6.88%
         Investment C Shares                                5.50%        5.25%        3.75%        6.34%


         Municipal Bond Fund
         [Successor to Tax-Free Bond Fund]
         Investment A Shares                              (0.40)%        3.55%        3.42%        5.30%


         --------
         *Annualized Total Returns are calculated based upon the fiscal year ended July 31, 1998.

For periods prior to commencement of operations, all of the Funds offered by this Prospectus (except the Cardinal Fund, Pinnacle Fund and International Equity Fund) intend to quote total returns that include performance of certain collectively managed accounts advised by Fifth Third Bank whose assets were converted to create such Funds, as adjusted to reflect the expenses associated with the Funds (without waivers or reimbursements). Each of the predecessor collectively managed accounts was not registered with the Securities and Exchange Commission (the "SEC") and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. Quoted performance of these Funds reflects the deduction of fees associated with a mutual fund, such as investment management and accounting fees. Performance also reflects the reinvestment of all dividends and capital gains distributions.

OBJECTIVES OF THE FUNDS
-------------------------------------------------------------------------------


The investment objectives and policies of each Fund offered by this Prospectus appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

QUALITY GROWTH FUND


The investment objective of the Quality Growth Fund is to provide growth of capital. Income is a secondary objective. The Fund pursues its investment objectives by investing primarily in a professionally managed and diversified portfolio of common stocks of high-quality companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. Among other things, Fifth Third Bank looks for strength in the following areas: historical and five year projected dividend growth and earnings growth, debt to capital ratio, and quality of management. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop, which will be reflected in the growth of the revenues and earnings of major corporations. Under normal market conditions, at least 65% of the Fund's total assets will be invested in the types of quality common stocks as described above.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o common stock of U.S. companies with at least $100 million in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets and preferred stock which is convertible into common stock of such companies;


o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. (See "Foreign Investments."); and


o convertible bonds rated at least BBB by Standard & Poor's Rating Group ("S&P"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or if not rated, are determined to be of comparable quality by the Advisor.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage options and futures transactions, and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities in which the Fund may invest may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fifth Third Bank considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

EQUITY INCOME FUND


The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The Fund focuses its investment in income producing stocks to help moderate stock market volatility. These stocks are characterized by relatively high dividend yields and dividend growth potential above inflation. Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing equity securities.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to, the following:

o common stock of U.S. companies which are listed on the New York or American Stock Exchanges, or traded in the over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies;


o ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. (See "Foreign Investments"); and


o convertible securities rated in the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") (e.g., at least BBB by S&P or Baa by Moody's) or, if not rated, are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case-by-case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage options and futures transactions, and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Equity Income Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

CARDINAL FUND


The Cardinal Fund's investment objective is long-term growth of capital and income. Current income is a secondary objective. The Fund pursues these investment objectives through selective participation in the long-term progress of business and industries. The Fund generally invests in equity securities of companies which, in the opinion of the Advisor, are growth-oriented.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest include, but are not limited to, the following:

o common stocks which are exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million; and

o ADRs, provided that not more than 25% of the Fund's total assets are invested in ADRs (see "Foreign Investments").

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


PINNACLE FUND


The Pinnacle Fund's investment objective is long-term capital appreciation. The Fund pursues this investment objective by investing primarily in common stocks which, in the opinion of Heartland, offer opportunities for long-term capital appreciation. The Fund is not intended to be a current income producing investment and will not purchase securities with a view toward short-term profits.

ACCEPTABLE INVESTMENTS. Subject to the investment limitations discussed below, the securities in which the Fund may invest include, but are not limited to, the following:

o common stocks and securities convertible into common stock, such as convertible bonds, convertible debentures and convertible preferred stock, which are exchange-listed or over-the-counter securities of small or large, well-established or unseasoned companies.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

CONVERTIBLE SECURITIES. Convertible securities in which the Fund may invest may take the form of investment grade convertible bonds, convertible preferred stock or debentures. As used herein, the term "investment grade" means convertible securities rated Baa or higher by Moody's or BBB or higher by S&P, or unrated securities that are determined by Heartland to be of comparable quality.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BALANCED FUND

The investment objective of the Balanced Fund is to pursue capital appreciation and income. The Fund invests primarily in a diversified portfolio of common and preferred stocks, U.S. government securities, convertible securities, investment grade corporate bonds, and prime money market instruments.

ACCEPTABLE INVESTMENTS. Those income and equity securities acceptable for investment in the Fund are outlined under the "Acceptable Investments" sections of the Quality Bond Fund, the Quality Growth Fund and the Mid Cap Fund. In addition, the Fund may invest in money market instruments that are either rated in the highest short-term rating category by an NRSRO or are of comparable quality to securities having such ratings.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")


The asset mix of the Fund will normally range between 40% and 75% in common stock and convertible securities, 25% to 50% in preferred stock and bonds, and 0% to 25% in money market instruments. Moderate shifts between assets classes are made in order to maximize returns or reduce risk. The Fund will maintain at least 25% of its total assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).


MONEY MARKET INSTRUMENTS. The money market instruments in which the Fund invests include but are not limited to:

o        prime commercial paper including master demand notes;

o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

o        repurchase agreements.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MID CAP FUND


The investment objective of the Mid Cap Fund is to provide growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of companies selected by Fifth Third Bank on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and the risk and volatility of the company's business. Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks of companies meeting the market capitalization criteria set forth below.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o common stocks of U.S. companies with at least $100 million in market capitalization and a maximum of $3 billion in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth and secondarily for income;


o ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs. (See "Foreign Investments."); and

o convertible securities rated at least BBB by S&P, or at least Baa by Moody's, or if not rated are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

o the opportunity to take advantage of investment opportunities in countries outside the U.S. which may arise because of differing economic and political cycles;

o the opportunity to invest in financial markets of foreign countries, some of which are believed to have superior growth potential; and

o the opportunity to reduce the overall volatility compared to a portfolio of investments solely in domestic issuers by combining domestic and international investments and thereby diversifying across a wide range of countries and currencies.


The Fund will invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities of issuers located in at least three countries outside of the United States.

The Fund pursues its objective by investing in accordance with country weightings determined by Fifth Third Bank, in consultation with MSAM, in common stocks of non-U.S. issuers which, in the aggregate, generally replicate broad country indices. MSAM utilizes a top-down approach in selecting investments for the Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels (as discussed below) for each country is an effective way to maximize the return and minimize the risk associated with international investment. There can be no assurance that these goals will be achieved.

The Fund will invest substantially in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. In addition, the Fund may invest in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of MSAM, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund. By analyzing a variety of macroeconomic and political factors, MSAM develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what is believed to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by MSAM provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from MSAM's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.


Within a particular country, investments generally are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. MSAM may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Fund. Stock selection for the Fund in this manner helps reduce stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o common stock equivalents (such as rights, warrants, securities that are not convertible into common stocks and ADRs); and

o corporate and government fixed income securities dominated in currencies other than U.S. dollars.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.") The Fund may also make the following investments.

MONEY MARKET INSTRUMENTS. The Fund may acquire money market instruments rated in one of the two highest rating categories by an NRSRO or which, in the opinion of Fifth Third Bank or MSAM, are of commensurate quality. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. (Please see Foreign Currency Transactions in the combined Statement of Additional Information for further information about the risks.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.


In connection with foreign currency exchange contracts, generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.


The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). This includes using foreign exchange contracts in conjunction with futures contracts to achieve a currency exposure similar to that of holding securities denominated in that currency. The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although MSAM will consider the likelihood of changes in currency values when making investment decisions, MSAM believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but, as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities".

RISK CONSIDERATIONS. Risk considerations relating to investing in non-U.S. securities are discussed below under "Foreign Investments".

BOND FUND FOR INCOME


The investment objective of the Bond Fund For Income is to provide a high level of current income. The Fund pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining average lives of ten years or less. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income debt securities.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

o domestic issues of corporate debt obligations rated in the four highest rating categories by a NRSRO, or unrated bonds that are determined by Fifth Third Bank to be comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;


o U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its total assets in foreign investments (see "Foreign Investments");


o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as described above; and

o        collateralized mortgage obligations.

The Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P. In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of `locking in' interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other branches, in order to reduce the risk of prepayment for the other branches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. As a result of this prepayment risk, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund's weighted average maturity, the effective maturity of such securities will be used.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

QUALITY BOND FUND


The investment objective of the Quality Bond Fund is to achieve high current income. Capital growth is a secondary objective. The Fund pursues its investment objectives consistent with its investment in a portfolio of investment grade bonds. The Fund pursues its investment objectives by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will invest at least 65% of its total assets in quality bonds. As used herein, the Fund considers bonds rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by Fifth Third Bank to be of comparable quality, to be quality bonds.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

o domestic issues of corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;


o U.S. dollar-denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its total assets in foreign investments (see "Foreign Investments");


o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, of the types eligible for purchase by the Government Securities Fund, as described below; and

o collateralized mortgage obligations (see discussion of collateralized mortgage obligations for the "Bond Fund For Income").

The Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P. In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

U.S. GOVERNMENT SECURITIES FUND


The investment objective of the Government Securities Fund is to provide a high level of current income. The Fund pursues its investment objective consistent with its investment in a portfolio of U.S. government securities. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in a diversified portfolio of U.S. government securities, including both U.S. Treasury and government agency issues. The Fund will purchase only securities with remaining maturities or estimated average lives of seven years or less. In managing the portfolio, Fifth Third Bank seeks to minimize fluctuations in the value of the Fund's shares. Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities.


ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and

o obligations of U.S. government agencies or instrumentalities such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described above for the Bond Fund For Income.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o        the credit of the agency or instrumentality.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Restricted and Illiquid Securities," and "Diversification."

MUNICIPAL BOND FUND

The investment objective of the Municipal Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities. Interest income of the Fund that is exempt from federal regular income taxes retains its exempt status when distributed to shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS. The municipal securities in which the Fund invests are:

o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision, authority, agency or instrumentality of any of these; and

o participation interests, as described below, in any of the above obligations.

As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in municipal securities, as defined above.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

CHARACTERISTICS. The municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Advisor has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its net assets are invested in obligations the interest from which is exempt from federal regular income taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in up to 100% of its assets in taxable temporary investments. These temporary investments include: notes issued by or on behalf of corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments-Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

OHIO TAX FREE BOND FUND

The investment objective of the Ohio Tax Free Bond Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS. The municipal securities in which the Fund invests are:

o obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

o participation interests, as described below, in any of the above obligations.

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or Fifth Third Bank to the Fund, exempt from both federal income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in Ohio municipal securities, as described above.

The income securities acceptable for investment in the Fund are outlined under the following subsections of the "Acceptable Investments" section of the Municipal Bond Fund: "Participation Interests," "Variable Rate Municipal Securities," and "Municipal Leases."

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted securities, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").


CHARACTERISTICS. The Ohio municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.


TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities, or at least 80% of its net assets are invested in obligations the interest from which is exempt from such taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest up to 100% of its assets in non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments-Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES. Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


INVESTMENT RISKS. Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. While diversifying more into the services and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy, with over half of the State's area devoted to farming and approximately 16% of total employment in agribusiness. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.


NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------

BORROWING MONEY

The Funds offered by this Prospectus will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION


With respect to 75% of the value of total assets, none of the Funds offered by this Prospectus (with the exception of the Ohio Tax Free Bond Fund) will invest more than 5% of its total assets in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.


RESTRICTED AND ILLIQUID SECURITIES

The Funds offered by this Prospectus may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of registration. The Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

All of the Funds offered by this Prospectus (with the exception of the Ohio Tax Free Bond Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Trust intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Trust will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which each Fund offered by this Prospectus invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds offered by this Prospectus will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund offered by this Prospectus may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds offered by this Prospectus may lend its portfolio securities on a short-term or long-term basis, in an amount up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or liquid securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the lending Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The International Equity Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The International Equity Fund may use options to manage interest rate and currency risks. It may also write covered call options and secured put options to generate income or lock in gains. The International Equity Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Each Fund offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. These Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Quality Growth Fund, the Equity Income Fund, the Cardinal Fund, the Balanced Fund, the Mid Cap Fund and the Bond Fund For Income may also purchase and sell stock index futures to hedge against changes in prices.

None of the Funds offered by this Prospectus will engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The International Equity Fund may enter into futures contracts involving foreign currency, securities and securities indices, or options thereon, for bona fide hedging purposes. The International Equity Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

None of the Funds offered by this Prospectus may sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if a Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, (in the case of the International Equity Fund, including non-U.S. exchanges) to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

A Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

Except as indicated above with respect to the International Equity Fund, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. While a number of the considerations noted below under "Foreign Companies" are relevant to the ability of several of the Funds offered by this Prospectus to invest in ADRs, the following is of particular interest with respect to the International Equity Fund. In an attempt to reduce some of these risks, the International Equity Fund diversifies its investments broadly among foreign countries, which may include both developed and emerging countries. At least three different countries will always be represented in that portfolio.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the assets and income of a Fund which invests in foreign securities may be affected by changes in exchange rates and regulations. Although each of the Funds values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars on a daily basis. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

o        less publicly available information about foreign companies;

o the lack of uniform financial accounting standards applicable to foreign companies;

o        less readily available market quotations on foreign companies;

o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

o differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

o generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);

o the likelihood that foreign securities may be less liquid or more volatile;

o        foreign brokerage commissions may be higher;

o        unreliable mail service between countries; and

o political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the International Equity Fund. Although the International Equity Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

EMERGING MARKETS. The International Equity Fund may take advantage of the unusual opportunities for higher returns available from investing in emerging countries. These investments, however, carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information.

DERIVATIVE SECURITIES

Several of the Funds offered by this Prospectus may invest in securities that may be described as "derivative" securities. These securities "derive" their value from changes in the value of an underlying security, currency, commodity, or index, and may include asset-backed securities, mortgage-backed securities (such as CMOs), or futures, forward, option and swap contracts.

Derivative securities can be used to reduce or increase the volatility of an investment portfolio's performance. While derivative securities may respond to market changes differently than the securities, currencies, commodities, or indices that underlie them, they do not necessarily present greater market risk than the underlying investments.

The Funds that utilize investment contracts or securities that may be deemed to be derivative securities may do so only subject to the limitations described in this Prospectus. For example, the Funds that invest in put options may do so only as a hedge to attempt to protect securities that they hold against decreases in value. The Funds that write call options may do so only on securities held in their portfolios or on securities that they have a right to obtain without payment of additional consideration. When the International Equity Fund deals in options on foreign currencies, securities, and securities indices, and on future contracts, it does so to manage interest rate and currency risks. These and other investment practices are fully described above, including limitations on the amount of assets that may be invested in these securities and rating requirements, if applicable.

BOND RATINGS

Bonds rated in the fourth highest rating category by an NRSRO (e.g., "BBB" by S&P or "Baa" by Moody's) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% as the Advisor in its judgment believes market conditions warrant, each of the Funds offered by this Prospectus (except the International Equity Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

o domestic issues of corporate debt obligations including variable rate demand notes (except with respect to the Pinnacle Fund);

o        commercial paper and other money market instruments;

o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

o        instruments of domestic banks and (except with respect to the Pinnacle
         Fund) foreign banks; and o repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase. The Pinnacle Fund will not invest in variable rate demand notes.

COMMERCIAL PAPER. The commercial paper and money market instruments in which the Funds identified above may invest will be rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, or will be unrated, but determined by the Advisor to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The domestic banks and foreign banks which issue instruments in which the Funds identified above may invest (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) will have capital, surplus, and undivided profits of over $100,000,000 and/or their deposits will be insured by the Federal Deposit Insurance Corporation ("FDIC"). ECDs, Yankee CDS, and ETDs are subject to the same risks as detailed previously under "Foreign Investments."

INVESTMENT COMPANIES. In addition, all of the Funds offered by this Prospectus may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject a Fund to additional or duplicative fees and expenses.

EQUITY INVESTMENT RISKS


With respect to the Quality Growth Fund, Equity Income Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund and International Equity Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. With respect to the Cardinal Fund and Pinnacle Fund which invest in both small and medium capitalization stocks and the Equity Income Fund and Mid Cap Fund which invest in medium capitalization stocks, there are some additional risk factors associated with investments in these Funds. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. Neither the Cardinal Fund nor the Pinnacle Fund will invest more than 5% of its total assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).


In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small or medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds identified above will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

FIFTH THIRD FUNDS INFORMATION
-------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISORS. Pursuant to an investment advisory contract with the Trust, investment decisions for all of the Funds offered by this Prospectus except the Pinnacle Fund are made by Fifth Third Bank, subject to direction by the Trustees. Pursuant to a separate investment advisory contract with the Trust, investment decisions for the Pinnacle Fund are made by Heartland, subject to the direction of the Trustees. Each of Fifth Third Bank and Heartland continually conducts investment research and supervision for the Funds offered by this Prospectus and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from these Funds.

With respect to the International Equity Fund, as discussed further below, Fifth Third Bank has retained MSAM to act as sub-advisor to the Fund. As Advisor, Fifth Third Bank conducts a program for ongoing oversight and evaluation of MSAM's services to this Fund, and regularly reports to the Trustees on these matters. Fifth Third Bank also assisted in the formulation of, and continues to monitor, the structure and strategies of this Fund's portfolio to meet the needs of shareholders. As part of the above, Fifth Third Bank reviews the portfolio daily and monitors the Fund's expenses, as well as the brokerage and research services provided to the Fund and selection of brokers by MSAM.

         ADVISORY FEES. Fifth Third Bank receives an investment advisory fee at annual rates equal to the percentages of the relevant Fund's average daily net assets as follows: the Bond Fund For Income, the Quality Bond Fund, the Government Securities Fund, the Municipal Bond Fund and the Ohio Tax

         Free Bond Fund--0.55%; the Cardinal Fund--0.60%; the Quality Growth Fund, the Equity Income Fund, the Balanced Fund and the Mid Cap Fund--0.80%; and the International Equity Fund--1.00%. Heartland receives an investment advisory fee at an annual rate of 0.80% of the Pinnacle Fund's average net assets. The fees paid by the Quality Growth Fund, the Pinnacle Fund, the Balanced Fund, the Mid Cap Fund and the International Equity Fund, while higher than the advisory fee paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar objectives and policies. The investment advisory contracts provide for the voluntary waiver of expenses by Fifth Third Bank or Heartland from time to time. Each of Fifth Third Bank or Heartland may voluntarily choose to waive a portion of its fees or reimburse other expenses of a Fund, but reserves the right to terminate such waiver or reimbursement at any time in its sole discretion.


         FIFTH THIRD BANK'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $119 billion. Fifth Third Bank has managed mutual funds since 1988.

         Fifth Third Bank has managed pools of commingled funds since 1953. As of September 30, 1998, Fifth Third Investment Advisors, a division of Fifth Third Bank, managed six such pools with total assets of over $355 million.


         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         FIFTH THIRD BANK PORTFOLIO MANAGERS' BACKGROUND. STEVEN E. FOLKER is the Chief Equity Strategist for Fifth Third Investment Advisors and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Growth and Balanced Funds since February of 1993 and manager of the Mid Cap Fund since June 1993. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in July 1992 as an individual portfolio manager, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.

         JOHN B. SCHMITZ has over 12 years of investment experience and manages large institutional accounts, the International Equity Fund, and the Equity Income Fund for Fifth Third Investment Advisors. Since joining Fifth Third Investment Advisors in 1988, he has also managed a variety of individual accounts. Mr. Schmitz is a Vice President and Trust Officer of Fifth Third Bank and a Chartered Financial Analyst. Mr. Schmitz graduated with a B.B.A. in Finance and Real Estate from the University of Cincinnati. He is also a member of the Cincinnati Society of Financial Analysts.

         ROBERTA TUCKER is Chief Fixed Income Strategist for Fifth Third Investment Advisors. She is a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience and assumed investment management responsibility for the Balanced and Quality Bond in July of 1996. She has managed the Bond Fund For Income since its inception in January of 1997. Ms. Tucker is a member of AIMR and Financial Analyst Society. Prior to joining Fifth Third Bank in June of 1996, Ms. Tucker was Head of Fixed Income Management at Westridge Capital Management in Santa Barbara, California from May 1994 through May 1996. Prior to that, she was a Vice President and Senior Fund Manager with Banc One Investment Advisors since 1987.

         CARLA C. MCGUIRE is a fixed income portfolio manager for Fifth Third Investment Advisors. She is an Assistant Vice President and Senior Trust Officer of Fifth Third Bank. Ms. McGuire has over 12 years of investment experience and has been the portfolio manager of the U.S. Government Securities Fund since September of 1996, and of the Ohio Tax Free Bond Fund and the Municipal Bond Fund since March of 1997. Prior to September of 1996, Ms. McGuire managed a variety of individual fixed income accounts for Fifth Third Investment Advisors. She earned a B.S. in Information Systems from Maryville University and an M.B.A. in Finance from St. Louis University. Ms. McGuire is a member of AIMR and the Cincinnati Society of Financial Analysts.


         HEARTLAND'S BACKGROUND. Heartland, an Indiana corporation and registered investment advisor, is a wholly-owned subsidiary of Fifth Third Bancorp. As of September 30, 1998, Heartland acted as investment advisor for institutional and individual portfolios with assets of approximately $1 billion. Heartland has been an investment advisor since 1984 and has managed mutual fund assets since 1985.


         HEARTLAND PORTFOLIO MANAGERS' BACKGROUND. The employees of Heartland who are primarily responsible for the day-to-day management of the Pinnacle Fund's portfolio are: ROBERT D. MARKLEY, President and Chief Executive Officer of Heartland; THOMAS F. MAURATH, Executive Vice President of Heartland; and BARRY F. EBERT, an employee of Heartland. Each of Messrs. Markley, Maurath and Ebert has been primarily responsible for management of the Pinnacle Fund since its inception and management of its predecessor fund since its inception on March 6, 1985. Mr. Markley is a chartered financial analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath is also a chartered financial analyst who earned a B.B.A. in Accounting from the University of Notre Dame, and an M.B.A. from Indiana University. Mr. Ebert holds both a B.B.A. in Finance and an M.B.A. from the University of Wisconsin.

         SUB-ADVISOR. Under the terms of a Sub-Advisory Agreement between Fifth Third Bank and MSAM, MSAM is responsible as sub-advisor for managing the International Equity Fund's portfolio, selecting investments for purchase or sale, along with the countries in which the Fund will invest, and the dealers in these securities. In addition, MSAM furnishes to Fifth Third Bank such investment advice and statistical and other factual information as may from time to time be reasonably requested by Fifth Third Bank.

         SUB-ADVISORY FEES. Fifth Third Bank is responsible for compensating MSAM at the annual rate of 0.45% of the Fund's average daily net assets.


         MSAM'S BACKGROUND. Morgan Stanley Asset Management Inc., with principal offices at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Group Inc. It conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1998, MSAM managed investments totaling approximately $79 billion under active management and approximately $20 billion as named fiduciary or fiduciary advisor.


         MSAM PORTFOLIO MANAGERS' BACKGROUND. BARTON M. BIGGS has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which the MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

         MADHAV DHAR is a Managing Director of Morgan Stanley & Co. Incorporated. He joined MSAM in 1984 to focus on global asset allocation and investment strategy and now heads MSAM's emerging markets group and serves as the group's principal portfolio manager. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University.

         FRANCINE BOVICH joined MSAM as a Principal in 1993. She is responsible for product development, portfolio management and communication of MSAM's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a principal and Executive Vice President of Westwood Management Corp., a registered investment advisor. Before joining Westwood Management Corp., she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. from New York University.

         ANN THIVIERGE is a Vice President of MSAM. She is a member of MSAM's asset allocation committee, primarily representing the Total Fund Management Team since its inception in 1991. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

DISTRIBUTION OF SHARES

BISYS serves as the distributor for the Trust. BISYS is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

DISTRIBUTION PLAN


Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Distribution Plan"), Investment A Shares may pay a fee to the distributor in an amount computed at an annual rate of up to 0.25% and Investment C Shares may pay up to 0.75% of its average daily net assets to finance any activity which is principally intended to result in the sale of Investment A Shares or Investment C Shares, as applicable. Prior to March 23, 1998, the maximum 12b-1 fees payable on Investment A Shares was 0.35%.


For Investment A Shares and Investment C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Funds reasonably request.

Financial institutions will receive fees from the distributor based upon Investment A Shares or Investment C Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Distribution Plan is a compensation type plan. As such, a Fund makes no payment to the distributor except as described above. Therefore, a Fund will not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made under the Distribution Plan.

ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)

In addition, the Trust has entered into an Administrative Services Agreement with respect to Investment C Shares of the Funds offered by this Prospectus with Fifth Third Bank, under which the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares to obtain certain administrative services for shareholders and for the maintenance of shareholder accounts ("Administrative Services"). Under the Administrative Services Agreement, Fifth Third Bank will either perform Administrative Services directly or will select certain firms to perform Administrative Services, for which such firms may receive all or a portion of the Administrative Services fee. The Trust may enter into similar agreements with other financial institutions in the future.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS, Fifth Third Bank or their affiliates, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Fifth Third Bank or its affiliates.

BISYS may also offer to pay financial institutions an amount equal to 1% of the net asset value of Investment C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Funds. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Funds of the otherwise applicable contingent deferred sales charge.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. BISYS serves as the administrator of the Trust. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

               MAXIMUM                          AVERAGE AGGREGATE DAILY
           ADMINISTRATIVE FEE                   NET ASSETS OF THE TRUST
           ------------------                   -----------------------
                0.20%                           of the first $1 billion
                0.18%                           of the next $1 billion
                0.17%                           in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025% of the average aggregate daily net assets of the Trust.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUNDS, INVESTMENT A SHARES AND INVESTMENT C SHARES

Holders of Investment A Shares and Investment C Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: registering the Fund and Investment A Shares and Investment C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Investment A Shares and Investment C Shares as classes are expenses under the Trust's Distribution Plan and fees for Administrative Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Investment A Shares and Investment C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Investment A Shares and Investment C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Investment A Shares and Investment C Shares; legal fees relating solely to Investment A Shares or Investment C Shares; and Trustees' fees incurred as a result of issues related solely to Investment A Shares or Investment C Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Subject to the overriding objective of obtaining the best possible execution of orders, a portion of International Equity Fund's portfolio brokerage transactions may be allocated to broker affiliates of MSAM. In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.

NET ASSET VALUE
-------------------------------------------------------------------------------


The net asset value per share of each Fund fluctuates daily. The net asset value for shares of each Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of each Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------


Each of the Funds offered by this Prospectus issues three classes of shares:
Investment A Shares, Investment C Shares and Institutional Shares. A separate prospectus for Institutional Shares of these Funds can be obtained by contacting the Trust. Each class of shares is subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Investment A Shares and Investment C Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Investment A Shares and Investment C Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. Purchases of Investment A Shares or Investment C Shares may not be available to investors in all states.

Investment A Shares and Investment C Shares of the Funds offered by this Prospectus may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Trust. For certain investors in the Cardinal Fund or the Pinnacle Fund who obtained their shares as part of either The Cardinal Group or The Pinnacle Fund reorganization, special procedures for purchasing shares apply. See "Purchases by Former Cardinal and Pinnacle Shareholders" below.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for shares to be purchased that day. Payment may be made to the Trust's custodian either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased that day. It is the financial institutions's responsibility to transmit orders promptly; however, investors should allow sufficient time for processing and transmission.


PURCHASES BY FORMER CARDINAL AND PINNACLE SHAREHOLDERS. Shareholders of the Cardinal Fund who were formerly shareholders of The Cardinal Fund at the time of it reorganization with the Fifth Third Cardinal Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, and shareholders of the Pinnacle Fund who were formerly shareholders of The Pinnacle Fund at the time of the reorganization with the Fifth Third Pinnacle Fund, may purchase additional shares of any of the Funds of the Trust (including the Cardinal Fund or the Pinnacle Fund) by calling the Trust toll-free at (800) 282-5706 or by mailing a request to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Shareholders should call the Trust for assistance in purchasing by mail.

PURCHASES BY ALL OTHER INVESTORS. Investors other than former shareholders of The Cardinal Fund or The Pinnacle Fund may purchase shares of any of the Funds of the Trust by contacting the Trust toll-free at (888) 799-5353. Federal funds should be wired to the Funds as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fifth Third Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fifth Third (name of applicable Fund and class of shares). Investors not purchasing directly from the Trust should consult their financial institution for wiring instructions.


ADDITIONAL INFORMATION


From time to time, shares of the Funds may be purchased by Fifth Third Bank or BISYS in connection with various promotions of the Fifth Third Funds. In these cases, Fifth Third Bank or BISYS will distribute Fund shares to existing or potential investors as an incentive to purchase such Fund. In addition, through April 15, 1999, Fifth Third Bank is offering a special $50 investment bonus to individuals who purchase shares of a Fifth Third Stock or Bond Mutual Fund through Fifth Third Securities, Inc. or Fifth Third/The Ohio Company, Inc. The minimum investment required to receive the $50 investment bonus, payable by check, is $5,000 and the minimum holding period is six months. One investment bonus is allowed per shareholder. For more information regarding the $50 investment bonus, you should call your Investment Executive or the Trust toll-free at (888) 799-5353. In addition to the commission paid to dealers, the distributor or the Adviser may pay cash compensation to dealers in connection with sales of shares of a Fund.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Investment A Shares or Investment C Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

The minimum investment requirements do not apply with respect to accounts that have been established to invest cash accumulations in the Funds automatically. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this Prospectus along with their financial institution's agreement or other literature relating to this service.

INVESTING IN INVESTMENT A SHARES

Investment A Shares of the Funds are sold at the net asset value next determined after an order is received, plus a sales charge as follows:

                                                             SALES CHARGE AS         SALES CHARGE AS
                                                               A PERCENTAGE           A PERCENTAGE
                                                                OF PUBLIC             OF NET AMOUNT
                  AMOUNT OF TRANSACTION                       OFFERING PRICE            INVESTED
                  ---------------------                       --------------            --------
         Less than $50,000.................................        4.50%                  4.71%
         $50,000 but less than $100,000....................        4.00%                  4.17%
         $100,000 but less than $150,000...................        3.00%                  3.09%
         $150,000 but less than $250,000...................        2.00%                  2.04%
         $250,000 but less than $500,000...................        1.00%                  1.01%
         $500,000 or more..................................        0.00%                  0.00%

PURCHASES AT NET ASSET VALUE. Investment A Shares of the Funds may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and its affiliates and their spouses and children under 21; Fifth Third Fund Trustees; and registered representatives and employees of the distributor and broker-dealers who have entered into sales agreements with the distributor, as well as their spouses and children under 21.

DEALER CONCESSIONS. For sales of Investment A Shares of a Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, BISYS, in its sole discretion, may uniformly offer to pay to all dealers selling Investment A Shares of the Funds, all or a portion of the sales charge it normally retains. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Fund shares.

The sales charge for Investment A Shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of Investment A Shares.

REDUCING/ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Investment A Shares through:

o        quantity discounts and accumulated purchases;

o        signing a 13-month letter of intent;

o Fifth Third Bank's Club 53, One Account Plus, One Account Gold, One Account Advantage, or One Account Platinum Programs;

o purchases with proceeds from redemptions of unaffiliated mutual fund shares;

o purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

o        concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of a Fund's Investment A Shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Investment A Shares of a Fund is made, the distributor will aggregate such additional purchases with previous purchases of Investment A Shares of the Funds provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns Investment A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment A Shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund Investment A Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund Investment A Shares, is not purchased. In this event, an appropriate number of escrowed Investment A Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD, ONE ACCOUNT ADVANTAGE AND ONE ACCOUNT PLATINUM PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, One Account Advantage or One Account Platinum through Fifth Third Bank are eligible for a reduced sales charge on the purchase of Investment A Shares of the Funds. Shareholders should consult their Fifth Third Securities Representative for details about these account programs.

The reduced sales charges applicable to the accounts are as follows:

                                                               SALES CHARGE AS          SALES CHARGE AS
                                                                A PERCENTAGE              A PERCENTAGE
                                                                 OF PUBLIC               OF NET AMOUNT
                  AMOUNT OF TRANSACTION                         OFFERING PRICE              INVESTED
                  ---------------------                         --------------              --------
         Less than $50,000....................................      3.97%                     4.13%
         $50,000 but less than $100,000.......................      3.47%                     3.59%
         $100,000 but less than $150,000......................      2.47%                     2.53%
         $150,000 but less than $250,000......................      1.47%                     1.49%
         $250,000 but less than $500,000......................      0.47%                     0.47%
         $500,000 or more.....................................      0.00%                     0.00%

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in Investment A Shares of one of the Funds of the Trust with a sales charge, and $30,000 in Investment A Shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, the Funds must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.

INVESTING IN INVESTMENT C SHARES

Investment C Shares are sold at the net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

CONTINGENT DEFERRED SALES CHARGE. Shareholders redeeming Investment C Shares from their Fund accounts within one full year of the purchase date of those shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Investment C Shares at the time of purchase or the net asset value of the redeemed Investment C Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (a) shares acquired through the reinvestment of dividends or distributions of long-term capital gains; or (b) shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than one full year from the date of purchase; (3) shares held for less than one full year from the date of purchase, on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund shares for shares of other Funds in the Trust (see "Exchanges"). Any contingent deferred sales charge imposed at the time the exchanged for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he or she became a shareholder of the exchanged-from shares.

The contingent deferred sales charge will be waived with respect to the following redemptions: (1) redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended) of a shareholder; (2) redemptions representing distributions from an Individual Retirement Account or other retirement plan to a shareholder; and (3) involuntary redemptions by a Fund of shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of shares held by Directors or Trustees, employees and registered representatives of the Trust, the distributor, or affiliates of the Trust or distributor; employees of any financial institution that sells shares of a Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the such persons. The Trustees reserve the right to discontinue any waiver of the contingent deferred sales charge at any time. Shareholders will be notified of such discontinuance of the waiver. Any Investment C Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge waived as provided in the Funds' Prospectus at the time of the purchase of the shares. If a shareholder making a redemption qualifies for a waiver of the contingent deferred sales charge, the shareholder must notify the transfer agent in writing that he or she is entitled to such waiver. Investment C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Investment A Shares of the Funds due to the imposition of the 12b-1 fee and the Administrative Services fee.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Investment A Shares or Investment C Shares in the Funds offered by this Prospectus. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Trust, they are valued in the same manner as the Trust values the assets of the Funds. Investors wishing to exchange securities should first contact the Trust.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from a shareholder's checking account and invested in Investment A Shares or Investment C Shares at the net asset value next determined after an order is received by the Trust, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on his or her account application or by contacting the Trust.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Trust maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund.


Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Quality Growth Fund, the Equity Income Fund, the Bond Fund For Income, Quality Bond Fund, Government Securities Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund, dividends are declared and paid monthly. With respect to the Cardinal Fund, the Pinnacle Fund, the Balanced Fund and the Mid Cap Fund, dividends are declared and paid quarterly. With respect to the International Equity Fund, dividends, if any, are declared and paid annually.


EXCHANGES
-------------------------------------------------------------------------------

A shareholder may exchange shares of any of the Funds offered by this Prospectus for shares of the same class of any of the Funds of the Trust, including those not offered by this Prospectus, by calling the Trust toll-free at (888) 799-5353 or by sending a written request to the Trust.

Shareholders of the Cardinal Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with Fifth Third Cardinal Fund and shareholders of the Pinnacle Fund who were formerly shareholders of The Pinnacle Fund at the time of its reorganization with the Fifth Third Pinnacle Fund must open an account with Fifth Third Securities, Inc. or Fifth Third/ The Ohio Company to facilitate exchanges. No charge will be imposed to open the account, but other transactions not involving exchanges among Funds of the Trust may carry charges. Orders to exchange Investment A Shares or Investment C Shares of one Fund for shares of the same class of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received, plus any applicable sales charge. Orders for exchanges involving any of the Funds offered by this Prospectus must be received by the Trust prior to 2:30 p.m. (Eastern time) on any day that Trust is open for business. Orders for exchanges involving other Funds of the Trust must be received by 11:00 a.m. (Eastern time). Orders received prior to the applicable cut-off time will be executed at the close of business that day. Orders for exchanges received after the applicable cut-off time will be executed at the close of the next business day. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Investment A Shares of Funds with a sales charge may be exchanged at net asset value for Investment A Shares of other Funds with an equal sales charge or no sales charge. Investment A Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Investment A Shares of Funds with a sales charge at net asset value, plus the applicable sales charge. When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange. When exchanging into and out of Investment C Shares of the Funds in the Trust, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
-------------------------------------------------------------------------------

Each of the Funds offered by this Prospectus redeems Investment A Shares and Investment C Shares at the net asset value, less any applicable contingent deferred sales charge, next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Fund being redeemed computes its net asset value. Telephone or written requests for redemption must be received in proper form as described below and can be made through a shareholder's financial representative or directly through the Trust. For investors who obtained shares of the Cardinal Fund as part of The Cardinal Group reorganization and investors who obtained shares of the Pinnacle Fund as part of The Pinnacle Fund reorganization, special procedures apply.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed that day. It is the financial institution's responsibility to transmit orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE


Shares may be redeemed in any amount less than $50,000 by telephone. Shareholders of the Cardinal Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fifth Third Cardinal Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, and shareholders of the Pinnacle Fund who were formerly shareholders of The Pinnacle Fund at the time of its reorganization with the Fifth Third Pinnacle Fund, may redeem shares of these Funds by calling the Trust toll-free at (800) 282-5706. All other shareholders may redeem their shares by calling the Trust toll-free at
(888) 799-5353. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received by the Trust before 2:30 p.m. (Eastern time), a check will be sent to the address of record. Normally, a check for the proceeds is mailed within three business days, but in no event more than 15 days after receipt of a proper request for redemption has been received provided the Fund or its agents have received payment for shares from the shareholder. If at any time a Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.


BY MAIL


Shareholders of the Cardinal Fund who were formerly shareholders of The Cardinal Fund at the time of its reorganization with the Fifth Third Cardinal Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, and shareholders of the Pinnacle Fund who were formerly shareholders of The Pinnacle Fund at the time of its reorganization with the Fifth Third Pinnacle Fund, may redeem shares of these Funds by sending a written request to:


                 Fifth Third (insert applicable Fund name) Fund Redemptions P.O. Box 5354
                 Cincinnati, Ohio  45201-5354

All other shareholders may redeem shares by sending a written request to:

                 Fifth Third Bank
                 Fifth Third Funds Redemptions
                 M.D. 1090EC
                 38 Fountain Square Plaza
                 Cincinnati, Ohio  45263

The written request should include the shareholder's name, the Fund and class of shares, the account number, the share or dollar amount requested and the proper endorsement. Shareholders should call the applicable telephone number for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the FDIC;

o        a member of the New York, American, Boston, Midwest, or Pacific Stock
         Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Trust has received payment for the shares being redeemed.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through their financial representative or by contacting the Funds. Due to the fact that Investment A Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Investment A Shares while participating in this program. A contingent deferred sales charge may be imposed on Investment C Shares redeemed under this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------


VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1998, Fifth Third Bank may for certain purposes be deemed to control several of the Funds of the because it is the owner of record of more than 5% of the outstanding shares of such Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of any Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of the applicable Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the applicable Fund.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Fifth Third Bank and Heartland are subject to such banking laws and regulations.

Each of Fifth Third Bank and Heartland believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank or Heartland from continuing to perform all or a part of the above services for its customers and/or the Funds offered by this Prospectus. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided by Fifth Third Bank or Heartland, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if other advisors with equivalent abilities to Fifth Third Bank and Heartland are found) as a result of any of these occurrences.


TAX INFORMATION
-------------------------------------------------------------------------------


FEDERAL INCOME TAX

None of the Funds offered by this Prospectus will pay any federal income tax because they expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other Funds, if any, will not be combined for tax purposes with those realized by any other Fund of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND

The International Equity Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the International Equity Fund upon disposition of PFIC investments.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the International Equity Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of assets to be invested within various countries is unknown. However, the International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

If more than 50% of the value of the International Equity Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the International Equity Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL BOND FUND

Dividends of the Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

ADDITIONAL TAX INFORMATION FOR OHIO TAX FREE BOND FUND

Dividends of the Ohio Tax Free Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Ohio Tax Free Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.


STATE OF OHIO INCOME AND CORPORATION FRANCHISE TAXES. Provided that the Ohio Tax Free Bond Fund continues to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), and that at all times at least 50% of the value of the total assets of the Ohio Tax Free Bond Fund consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions,
(i) distributions with respect to shares of the Ohio Tax Free Bond Fund ("Distributions") will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax to the extent such distributions are properly attributable to interest payments on Ohio Obligations, and (ii) distributions of profit made on the sale, exchange or other disposition of Ohio Obligations, including distributions of "capital gain dividends", as defined in the Internal Revenue Code of 1986, properly attributable to the sale, exchange or other disposition of Ohio Obligations will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income of the Ohio corporation franchise tax.

However, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and shares of the Ohio Tax Free Bond Fund will not be excluded from the net worth base of the Ohio corporation franchise tax.


OTHER STATE AND LOCAL TAXES. Income from the Ohio Tax Free Bond Fund is not necessarily free from state income taxes or from personal property taxes in states other than Ohio. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------


From time to time, each of the Funds offered by this Prospectus advertise total return and yield for each class of shares, including predecessor fund performance. In addition, the Ohio Tax Free Bond Fund and the Municipal Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in each class of shares of a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of shares of a Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yields of the Ohio Tax Free Bond Fund and the Municipal Bond Fund are calculated similarly to the yield, but are adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of each class of shares of the Funds, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for each class of shares of the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of shares to certain indices.

ADDRESSES
-------------------------------------------------------------------------------------------------------------------

Fifth Third Quality Growth Fund                                   Fifth Third Funds
Fifth Third Equity Income Fund                                    c/o Fifth Third Bank
Fifth Third Cardinal Fund                                         38 Fountain Square Plaza
Fifth Third Pinnacle Fund                                         Cincinnati, Ohio  45263
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

-------------------------------------------------------------------------------------------------------------------


Investment Advisor                                                     Fifth Third Bank
                                                                       38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Investment Advisor (Pinnacle Fund only)                                Heartland Capital Management, Inc.
                                                                       36 Pennsylvania Street, Suite 610
                                                                       Indianapolis, Indiana 46204

-------------------------------------------------------------------------------------------------------------------


Sub-Advisor (International Equity Fund only)                           Morgan Stanley Asset Management, Inc.
                                                                       1221 Avenue of the Americas
                                                                       New York, New York 10020

-------------------------------------------------------------------------------------------------------------------


Custodian, Transfer Agent, Dividend Disbursing Agent,
         and Sub-Administrator                                         Fifth Third Bank
                                                                       38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Distributor and Administrator                                          BISYS Fund Services, L.P.
                                                                       3435 Stelzer Road
                                                                       Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------------


Independent Auditors                                                   Ernst & Young LLP
                                                                       1300 Chiquita Center
                                                                       250 East Fifth Street
                                                                       Cincinnati, Ohio 45202

-------------------------------------------------------------------------------------------------------------------

                                  [BACK COVER]


                               [Fifth Third Logo]

                               Investment Advisor

                                FIFTH THIRD FUNDS
                        (FORMERLY FOUNTAIN SQUARE FUNDS)

                              INSTITUTIONAL SHARES




                                                             Quality Growth Fund

                                                              Equity Income Fund

                                                                   Cardinal Fund

                                                                   Pinnacle Fund

                                                                   Balanced Fund

                                                                    Mid Cap Fund
                            [Artwork]
                                                       International Equity Fund

                                                            Bond Fund For Income

                                                               Quality Bond Fund

                                                 U.S. Government Securities Fund

                                                             Municipal Bond Fund

                                                         Ohio Tax Free Bond Fund







                           STOCK AND BOND MUTUAL FUNDS
                                                                      Prospectus
                                                                November 2, 1998

                               [Fifth Third Logo]

FIFTH THIRD FUNDS
(FORMERLY FOUNTAIN SQUARE FUNDS)

INSTITUTIONAL SHARES

Prospectus


Fifth Third Funds (the "Trust") is an open-end management investment company (a mutual fund). This Prospectus offers investors interests in Institutional Shares of the following separate investment portfolios (the "Funds"), each having distinct investment objectives and policies:

         o    Fifth Third Quality Growth Fund;
         o    Fifth Third Equity Income Fund;
         o    Fifth Third Cardinal Fund;
         o    Fifth Third Pinnacle Fund;
         o    Fifth Third Balanced Fund;
         o    Fifth Third Mid Cap Fund;
         o    Fifth Third International Equity Fund;
         o    Fifth Third Bond Fund For Income;
         o    Fifth Third Quality Bond Fund;
         o    Fifth Third U.S. Government Securities Fund;
         o    Fifth Third Municipal Bond Fund; and
         o    Fifth Third Ohio Tax Free Bond Fund


This Prospectus contains the information you should read and know before you invest in Institutional Shares of any of the above Funds. Keep this Prospectus for future reference.


Additional information about Institutional Shares of these Funds is contained in their Combined Statement of Additional Information, dated November 2, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of these Funds by writing to or calling the Trust toll-free at (888) 799-5353. The Securities and Exchange Commission maintains an Internet Website (http://www.sec.gov) that contains the Combined Statement of Additional Information, materials incorporated by reference into this Prospectus and into the Combined Statement of Additional Information, and other information regarding companies that file electronically with the Securities and Exchange Commission.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated November 2, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report, or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Synopsis..................................................................1
     Risk Factors.........................................................2
Expenses of the Funds.....................................................2
Financial Highlights......................................................5
     Fifth Third Cardinal Fund - Institutional Shares.....................5
     Common Trust Funds Performance Information...........................6
Objectives of the Funds...................................................7
     Quality Growth Fund..................................................7
     Equity Income Fund...................................................8
     Cardinal Fund........................................................8
     Pinnacle Fund........................................................9
     Balanced Fund........................................................9
     Mid Cap Fund........................................................10
     International Equity Fund...........................................11
     Bond Fund For Income................................................13
     Quality Bond Fund...................................................14
     U.S. Government Securities Fund.....................................15
     Municipal Bond Fund.................................................15
     Ohio Tax Free Bond Fund.............................................17
Portfolio Investments and Strategies.....................................19
     Borrowing Money.....................................................19
     Diversification.....................................................19
     Restricted and Illiquid Securities..................................19
     Repurchase Agreements...............................................20
     When-Issued and Delayed Delivery Transactions.......................20
     Lending of Portfolio Securities.....................................20
     Options and Futures.................................................21
     Foreign Investments.................................................23
     Derivative Securities...............................................24
     Bond Ratings........................................................25
     Temporary Investments...............................................25
     Equity Investment Risks.............................................26
Fifth Third Funds Information............................................26
     Management of the Trust.............................................26
     Distribution of Shares..............................................29
     Payments to Financial Institutions..................................29
     Administration of the Trust.........................................29
     Expenses of the Funds and Institutional Shares......................30
     Brokerage Transactions..............................................30
Net Asset Value..........................................................31
Investing in the Funds...................................................31
     Share Purchases.....................................................31
     Additional Information..............................................32
     Minimum Investment Required.........................................32
     What Shares Cost....................................................32
     Exchanging Securities for Fund Shares...............................32
     Systematic Investment Program.......................................32
     Certificates and Confirmations......................................32
     Dividends and Capital Gains.........................................32
Exchanges................................................................33
Redeeming Shares.........................................................33
     Receiving Payment...................................................34
     Systematic Withdrawal Program.......................................34
     Accounts with Low Balances..........................................34
Shareholder Information..................................................34
     Voting Rights.......................................................34
     Massachusetts Law...................................................35
Effect of Banking Laws...................................................35
Tax Information..........................................................35
     Federal Income Tax..................................................35
     Additional Tax Information for
         International Equity Fund.......................................36
     Additional Tax Information for
         Municipal Bond Fund.............................................36
     Additional Tax Information for
         Ohio Tax Free Bond Fund.........................................36
Performance Information..................................................37
Addresses................................................................38

SYNOPSIS
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This Prospectus relates only to Institutional Shares of the Funds described herein. These Funds are intended to provide a convenient means of accumulating interests in professionally managed portfolios.


Institutional Shares of the following Funds are offered in this Prospectus:

         o Fifth Third Quality Growth Fund ("Quality Growth Fund") seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million;

         o Fifth Third Equity Income Fund ("Equity Income Fund") seeks to provide a high level of current income consistent with capital appreciation by investing primarily in high quality common stocks or convertible securities that have above-average current yield;

         o Fifth Third Cardinal Fund ("Cardinal Fund") seeks to provide long-term growth of capital and income by investing primarily in common stocks of exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million;

         o Fifth Third Pinnacle Fund ("Pinnacle Fund") seeks to provide long-term capital appreciation by investing primarily in common stocks which offer opportunities for long-term capital appreciation;

         o Fifth Third Balanced Fund ("Balanced Fund") seeks to provide capital appreciation and income by investing primarily in common stocks of high quality companies, generally leaders in their industries, and in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligation;

         o Fifth Third Mid Cap Fund ("Mid Cap Fund") seeks to provide growth of capital with income as a secondary objective by investing primarily in common stocks of companies with superior long-term growth opportunities and maximum market capitalizations of approximately $3 billion;

         o Fifth Third International Equity Fund ("International Equity Fund") seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers;

         o Fifth Third Bond Fund For Income ("Bond Fund For Income") seeks to provide a high level of current income by investing primarily in investment grade debt securities with remaining maturities of ten years or less;

         o Fifth Third Quality Bond Fund ("Quality Bond Fund") seeks to provide a high level of current income with capital growth as a secondary objective by investing in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations;

         o Fifth Third U.S. Government Securities Fund ("Government Securities Fund") seeks to provide a high level of current income by investing primarily in U.S. government securities, including U.S. Treasury and government agency issues;

         o Fifth Third Municipal Bond Fund ("Municipal Bond Fund") seeks to provide a high level of current income that is exempt from federal regular income taxes by investing primarily in investment grade municipal securities; and

         o Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Bond Fund") seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since it intends to invest in Ohio municipal securities.


For information on how to purchase Institutional Shares of any of the Funds offered by this Prospectus, please refer to "Investing in the Funds." Institutional Shares are only offered to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.


A minimum initial investment of $1,000 is required for each Fund offered by this Prospectus. Subsequent investments must be in amounts of at least $50. Institutional Shares of each Fund are sold at net asset value, without the imposition of any sales charges, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." Each of the Funds offered by this Prospectus, except the Pinnacle Fund, is advised by Fifth Third Bank. The Pinnacle Fund is advised by Heartland Capital Management, Inc. ("Heartland"), a wholly-owned subsidiary of Fifth Third Bancorp. The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. ("MSAM"). Each of Fifth Third Bank, Heartland and MSAM may be referred to individually as the "Advisor" for the Fund or Funds for which it provides advisory services, or may be collectively referred to as the "Advisors."


RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds and may include securities considered derivative securities as described in this Prospectus, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may include securities of companies in emerging growth countries and may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objectives of the Funds" and "Portfolio Investments and Strategies."


Investors should also be aware that, like other mutual funds and financial and business organizations around the world, each of the Funds offered by this Prospectus could be adversely impacted if the computer systems used by Fifth Third Bank, BISYS Fund Services L.P. ("BISYS") or other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as "Year 2000 Risk." Fifth Third Bank and BISYS are taking steps that they believe are reasonably designed to address Year 2000 Risk with respect to their computer systems and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.

EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).None Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price)................................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)..............None
Redemption Fees (as a percentage of amount redeemed, if applicable).........None
Exchange Fee................................................................None

                              INSTITUTIONAL SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                               MANAGEMENT        OTHER      TOTAL OPERATING
                                                FEES(1)        EXPENSES(2)    EXPENSES(3)
                                                -------        -----------    -----------

Quality Growth Fund..........................    0.80%            0.20%         1.00%
Equity Income Fund...........................    0.80%            0.20%         1.00%
Cardinal Fund................................    0.60%            0.19%         0.79%
Pinnacle Fund................................    0.80%            0.65%         1.45%
Balanced Fund................................    0.80%            0.20%         1.00%
Mid Cap Fund.................................    0.80%            0.20%         1.00%
International Equity Fund....................    1.00%            0.50%         1.50%
Bond Fund for Income.........................    0.55%            0.20%         0.75%
Quality Bond Fund............................    0.55%            0.20%         0.75%
U.S. Government Securities Fund..............    0.47%            0.28%         0.75%
Municipal Bond Fund..........................    0.55%            0.20%         0.75%
Ohio Tax Free Bond Fund......................    0.55%            0.20%         0.75%


---------------

(1) The management fee of the U.S. Government Securities Fund has been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for the U.S. Government Securities Fund is 0.55%.
(2) For all Funds other than the International Equity Fund, Other Expenses have been reduced to reflect the voluntary waiver of fees by the administrator. In the absence of such waivers, other expenses for these Funds would be:
     Quality Growth Fund--0.22%, Equity Income Fund--0.28%, Cardinal Fund--0.29%, Pinnacle Fund--0.75%, Balanced Fund--0.28%, Mid Cap Fund--0.25%, Bond Fund for Income--0.26%, Quality Bond Fund--0.30%, U.S. Government Securities Fund--0.38%, Municipal Bond Fund--0.30% and Ohio Tax Free Bond Fund--0.30%.
(3) Absent the voluntary waivers by the investment advisor and the administrator described above, Total Institutional Shares Operating Expenses for these Funds would be: Quality Growth Fund--1.02%, Equity Income Fund--1.08%, Cardinal Fund--0.89%, Pinnacle Fund--1.55%, Balanced Fund--1.08%, Mid Cap Fund--1.05%, Bond Fund for Income--0.81%, Quality Bond Fund--0.85%, U.S. Government Securities Fund--0.93%, Municipal Bond Fund--0.85% and Ohio Tax Free Bond Fund--0.85%. Expense information for the Cardinal Fund and the Pinnacle Fund is based on estimates for the current fiscal year.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INSTITUTIONAL SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIFTH THIRD FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXPENSE EXAMPLES:

         You would pay the following expenses on a $1,000 investment in Institutional Shares assuming (1) 5% annual return; and (2) redemption at the end of each time period. Institutional Shares charge no redemption fees or sales charges.


                                        1 YEAR         3 YEARS        5 YEARS          10 YEARS
                                        ------         -------        -------          --------
Quality Growth Fund..................    $10             $32            $55             $122
Equity Income Fund...................    $10             $32            $55             $122
Cardinal Fund........................    $ 8             $25            $44             $ 98
Pinnacle Fund........................    $15             $46            $79             $174
Balanced Fund........................    $10             $32            $55             $122
Mid Cap Fund.........................    $10             $32            $55             $122
International Equity Fund............    $15             $47            $82             $179
Bond Fund for Income.................    $ 8             $24            $42             $ 93
Quality Bond Fund....................    $ 8             $24            $42             $ 93
U.S. Government Securities Fund......    $ 8             $24            $42             $ 93
Municipal Bond Fund..................    $ 8             $24            $42             $ 93
Ohio Tax Free Bond Fund..............    $ 8             $24            $42             $ 93



         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FIFTH THIRD CARDINAL FUND - INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


On September 21, 1998, holders of Institutional Shares of The Cardinal Fund exchanged their shares for Institutional Shares of the Fifth Third Cardinal Fund. The following table illustrating the historical performance of The Cardinal Fund has been audited by Ernst & Young LLP, the Trust's independent auditors for the year ended September 30, 1998. Prior periods were audited by KPMG Peat Marwick LLP. The report of Ernst & Young LLP dated October 28, 1998, on the financial statements for the Fifth Third Cardinal Fund for the year ended September 30, 1998, is included in the Combined Statement of Additional Information, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Trust.

                                                               YEAR ENDED SEPTEMBER 30,
                                                               ------------------------
                                                                  1998         1997*
                                                                  ----         -----

NET ASSET VALUE, BEGINNING OF PERIOD.........................    $16.64       $12.92
                                                                 ------       ------

Income from investment operations:
Net investment income........................................      0.15         0.12
Net realized and unrealized gains on investments.............      0.28         3.70
                                                                   ----         ----
       Total from investment operations......................      0.43         3.82
                                                                 ------       ------
Less distributions:
Dividends to shareholders from net
   investment income.........................................     (0.15)       (0.10)
Distributions to shareholders in excess of net
   investment income.........................................     (0.05)        ----
Distributions to shareholders from net
   realized gains on investment transactions.................     (2.01)        ----
                                                                 ------       ------
       Total distributions...................................     (2.21)       (0.10)
                                                                 ------       ------

NET ASSET VALUE, END OF PERIOD...............................    $14.86       $16.64
                                                                 ======       ======

TOTAL RETURN.................................................      2.60%       29.77%(a)

Ratios to Average Net Assets:
   Expenses..................................................      0.84%        1.00%(b)
   Net investment income.....................................      0.25%        1.04%(b)
   Expense waiver/reimbursement (c)..........................      0.09%        ----

Supplemental data:
   Net assets, end of period (000)...........................   $25,542      $26,881
   Portfolio turnover rate (d)...............................     14.67%       12.73%(b)
   Average commission rate paid (e)..........................       n/a        $0.08


---------
* Reflects operations for the period from January 2, 1997 (date of commencement of operations) to September 30, 1997.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(See Notes which are an integral part of the Financial Statements)

COMMON TRUST FUNDS PERFORMANCE INFORMATION

During 1997, each of the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund was formed to serve as the vehicle for the conversion of common trust funds that had been managed by Fifth Third Bank. The converting common trust funds were not registered investment companies and, unlike the Funds, were not subject to the provisions of the Investment Company Act of 1940, as amended. The investment policies, objectives, guidelines and restrictions of each newly created Fund are in all material respects equivalent to those of the common trust fund from which it was converted. For this reason, the historic performance of the converting common trust funds combined with the actual performance of Investment A Shares of the Funds into which they converted beginning on January 27, 1997 is provided below. The gross performance of each common trust fund has been reduced to reflect the fees (without waivers or reimbursements) that are applicable to Institutional Shares of the Fund into which it converted. As described above under the caption "Expenses of the Funds," voluntary waivers of certain fees are anticipated for each of the Funds.

Of course, past performance of the common trust funds may not be indicative of future results of the Funds. In addition, if the converting common trust funds had been registered under the Investment Company Act of 1940, the performance of the converting common trust funds may have been adversely affected.


                                                                    ANNUALIZED TOTAL RETURNS*
                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                          ------       -------      -------      --------
         Equity Income Fund
         [Successor to Equity Fund (Income)]
         Institutional Shares                              19.57%       25.40%      17.87%        14.90%

         Bond Fund For Income
         [Successor to Taxable Bond Fund]
         Institutional Shares                               6.23%        6.19%       4.72%         7.37%

         Municipal Bond Fund
         [Successor to Tax-Free Bond Fund]
         Institutional Shares                               4.28%        5.14%       4.38%         5.79%


         --------
         *Annualized Total Returns are calculated based upon the fiscal year ended July 31, 1998.

For periods prior to commencement of operations, all of the Funds offered by this Prospectus (except the Cardinal Fund, the Pinnacle Fund and the International Equity Fund) intend to quote total returns that include the performance of certain collectively managed accounts advised by Fifth Third Bank whose assets were converted to create such Funds, as adjusted to reflect the expenses associated with the Funds (without waivers or reimbursements). Each of the predecessor collectively managed accounts was not registered with the Securities and Exchange Commission (the "SEC") and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. Quoted performance of these Funds reflects the deduction of fees associated with a mutual fund, such as investment management and accounting fees. Performance also reflects the reinvestment of all dividends and capital gains distributions.

OBJECTIVES OF THE FUNDS
--------------------------------------------------------------------------------

The investment objectives and policies of each Fund offered by this Prospectus appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

QUALITY GROWTH FUND


The investment objective of the Quality Growth Fund is to provide growth of capital. Income is a secondary objective. The Fund pursues its investment objectives by investing primarily in a professionally managed and diversified portfolio of common stocks of high-quality companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. Among other things, Fifth Third Bank looks for strength in the following areas: historical and five year projected dividend growth and earnings growth, debt to capital ratio, and quality of management. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop, which will be reflected in the growth of the revenues and earnings of major corporations. Under normal market conditions, at least 65% of the Fund's total assets will be invested in the types of quality common stocks as described above.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o common stock of U.S. companies with at least $100 million in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets and preferred stock which is convertible into common stock of such companies;


o American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs (see "Foreign Investments."); and


o convertible bonds rated at least BBB by Standard & Poor's Rating Group ("S&P"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or if not rated, are determined to be of comparable quality by the Advisor.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities in which the Fund may invest may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fifth Third Bank considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

EQUITY INCOME FUND


The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The Fund focuses its investment in income producing stocks to help moderate stock market volatility. These stocks are characterized by relatively high dividend yields and dividend growth potential above inflation. Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing equity securities.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to, the following:

o common stock of U.S. companies which are listed on the New York or American Stock Exchanges, or traded in the over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies;


o ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs (see "Foreign Investments"); and


o convertible securities rated in the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") (e.g., at least BBB by S&P or Baa by Moody's) or, if not rated, are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case-by-case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Equity Income Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

CARDINAL FUND


The Cardinal Fund's investment objective is long-term growth of capital and income. Current income is a secondary objective. The Fund pursues these investment objectives through selective participation in the long-term progress of business and industries. The Fund generally invests in equity securities of companies which, in the opinion of the Advisor, are growth-oriented.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest include, but are not limited to, the following:

o common stocks which are exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million; and

o ADRs, provided that not more than 25% of the Fund's total assets are invested in ADRs (see "Foreign Investments").

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


PINNACLE FUND


The Pinnacle Fund's investment objective is long-term capital appreciation. The Fund pursues this investment objective by investing primarily in common stocks which, in the opinion of Heartland, offer opportunities for long-term capital appreciation. The Fund is not intended to be a current income producing investment and will not purchase securities with a view toward short-term profits.

ACCEPTABLE INVESTMENTS. Subject to the investment limitations discussed below, the securities in which the Fund may invest include, but are not limited to, the following:

o common stocks and securities convertible into common stock, such as convertible bonds, convertible debentures and convertible preferred stock, which are exchange-listed or over-the-counter securities of small or large, well-established or unseasoned companies.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

CONVERTIBLE SECURITIES. Convertible securities in which the Fund may invest may take the form of investment grade convertible bonds, convertible preferred stock or debentures. As used herein, the term "investment grade" means convertible securities rated Baa or higher by Moody's or BBB or higher by S&P, or unrated securities that are determined by Heartland to be of comparable quality.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


BALANCED FUND

The investment objective of the Balanced Fund is to pursue capital appreciation and income. The Fund invests primarily in a diversified portfolio of common and preferred stocks, U.S. government securities, convertible securities, investment grade corporate bonds, and prime money market instruments.

ACCEPTABLE INVESTMENTS. Those income and equity securities acceptable for investment in the Fund are outlined under the "Acceptable Investments" sections of the Quality Bond Fund, the Quality Growth Fund and the Mid Cap Fund. In addition, the Fund may invest in money market instruments that are either rated in the highest short-term rating category by an NRSRO or are of comparable quality to securities having such ratings.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").


The asset mix of the Fund will normally range between 40% and 75% in common stock and convertible securities, 25% to 50% in preferred stock and bonds, and 0% to 25% in money market instruments. Moderate shifts between assets classes are made in order to maximize returns or reduce risk. The Fund will maintain at least 25% of its total assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).


MONEY MARKET INSTRUMENTS. The money market instruments in which the Fund invests include but are not limited to:

o    prime commercial paper including master demand notes;

o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

o    repurchase agreements.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MID CAP FUND


The investment objective of the Mid Cap Fund is to provide growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of companies selected by Fifth Third Bank on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and the risk and volatility of the company's business. Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks of companies meeting the market capitalization criteria set forth below.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o common stocks of U.S. companies with at least $100 million in market capitalization and a maximum of $3 billion in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies. The Fund intends to invest in industries and companies which, in the opinion of Fifth Third Bank, have potential primarily for capital growth and secondarily for income;


o ADRs of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs (see "Foreign Investments"); and

o convertible securities rated at least BBB by S&P, or at least Baa by Moody's, or if not rated are determined to be of comparable quality by Fifth Third Bank. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.


In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities and warrants, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

o the opportunity to take advantage of investment opportunities in countries outside the U.S. which may arise because of differing economic and political cycles;

o the opportunity to invest in financial markets of foreign countries, some of which are believed to have superior growth potential; and

o the opportunity to reduce the overall volatility compared to a portfolio of investments solely in domestic issuers by combining domestic and international investments and thereby diversifying across a wide range of countries and currencies.


The Fund will invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities of issuers located in at least three countries outside of the United States.

The Fund pursues its objective by investing in accordance with country weightings determined by Fifth Third Bank, in consultation with MSAM, in common stocks of non-U.S. issuers which, in the aggregate, generally replicate broad country indices. MSAM utilizes a top-down approach in selecting investments for the Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels (as discussed below) for each country is an effective way to maximize the return and minimize the risk associated with international investment. There can be no assurance that these goals will be achieved.

The Fund will invest substantially in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. In addition, the Fund may invest in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of MSAM, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.


By analyzing a variety of macroeconomic and political factors, MSAM develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what is believed to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by MSAM provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from MSAM's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

Within a particular country, investments generally are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. MSAM may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Fund. Stock selection for the Fund in this manner helps reduce stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

o    common stocks of non-U.S. issuers;

o common stock equivalents (such as rights, warrants, securities that are not convertible into common stocks and ADRs); and

o corporate and government fixed income securities dominated in currencies other than U.S. dollars.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies"). The Fund may also make the following investments.

MONEY MARKET INSTRUMENTS. The Fund may acquire money market instruments rated in one of the two highest rating categories by an NRSRO or which, in the opinion of Fifth Third Bank or MSAM, are of commensurate quality. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. (Please see Foreign Currency Transactions in the combined Statement of Additional Information for further information about the risks.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.


In connection with forward foreign currency exchange contracts, generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.


The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). This includes using foreign exchange contracts in conjunction with futures contracts to achieve a currency exposure similar to that of holding securities denominated in that currency. The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although MSAM will consider the likelihood of changes in currency values when making investment decisions, MSAM believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but, as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities.

RISK CONSIDERATIONS. Risk considerations relating to investing in non-U.S. securities are discussed below under "Foreign Investments."

BOND FUND FOR INCOME



The investment objective of the Bond Fund For Income is to provide a high level of current income. The Fund pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining average lives of ten years or less. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income debt securities.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

o domestic issues of corporate debt obligations rated in the four highest rating categories by an NRSRO, or unrated bonds that are determined by Fifth Third Bank to be comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;


o U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its total assets in foreign investments (see "Foreign Investments");


o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as described above; and

o    collateralized mortgage obligations.

The Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P. In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of `locking in' interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other branches, in order to reduce the risk of prepayment for the other branches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. As a result of this prepayment risk, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of a Fund's weighted average maturity, the effective maturity of such securities will be used.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

QUALITY BOND FUND


The investment objective of the Quality Bond Fund is to achieve high current income. Capital growth is a secondary objective. The Fund pursues its investment objectives consistent with its investment in a portfolio of investment grade bonds. The Fund pursues its investment objectives by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will invest at least 65% of its total assets in quality bonds. As used herein, the Fund considers bonds rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by Fifth Third Bank to be of comparable quality, to be quality bonds.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

o domestic issues of corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P, or unrated bonds that are determined by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;


o U.S. dollar-denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its total assets in foreign investments (see "Foreign Investments");


o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, of the types eligible for purchase by the Government Securities Fund, as described below; and

o collateralized mortgage obligations (see discussion of collateralized mortgage obligations for the Bond Fund For Income).

The Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S & P. In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

U.S. GOVERNMENT SECURITIES FUND


The investment objective of the Government Securities Fund is to provide a high level of current income. The Fund pursues its investment objective consistent with its investment in a portfolio of U.S. government securities. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in a diversified portfolio of U.S. government securities, including both U.S. Treasury and government agency issues. The Fund will purchase only securities with remaining maturities or estimated average lives of seven years or less. In managing the portfolio, Fifth Third Bank seeks to minimize fluctuations in the value of the Fund's shares. Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government Securities.


ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and

o obligations of U.S. government agencies or instrumentalities such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described above for the Bond Fund For Income.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o    the credit of the agency or instrumentality.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Restricted and Illiquid Securities," and "Diversification."

MUNICIPAL BOND FUND

The investment objective of the Municipal Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities. Interest income of the Fund that is exempt from federal regular income taxes retains its exempt status when distributed to shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision, authority, agency or instrumentality of any of these; and

o participation interests, as described below, in any of the above obligations.

As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in municipal securities, as defined above.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted securities, engage in options and futures transactions, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").

CHARACTERISTICS. The municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Advisor has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its net assets are invested in obligations the interest from which is exempt from federal regular income taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in up to 100% of its assets in taxable temporary investments. These temporary investments include: notes issued by or on behalf of corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments-Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

OHIO TAX FREE BOND FUND

The investment objective of the Ohio Tax Free Bond Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio. In addition, interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

o obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

o debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

o participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or Fifth Third Bank to the Fund, exempt from both federal income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in Ohio municipal securities, as described above.

The income securities acceptable for investment in the Fund are outlined under the following subsections of the "Acceptable Investments" section of the Municipal Bond Fund: "Participation Interests," "Variable Rate Municipal Securities," and "Municipal Leases."

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted securities, and participate in when-issued and delayed delivery transactions (see "Portfolio Investments and Strategies").


CHARACTERISTICS. The Ohio municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.


TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities, or at least 80% of its net assets are invested in obligations the interest from which is exempt from such taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest up to 100% of its assets in non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, Fifth Third Bank will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments-Characteristics" if rated, or if unrated, those which Fifth Third Bank judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES. Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


INVESTMENT RISKS. Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the Ohio economy, with over half of the State's area devoted to farming and approximately 16% of total employment in agribusiness. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.


NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds offered by this Prospectus will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION


With respect to 75% of the value of total assets, none of the Funds offered by this Prospectus (with the exception of the Ohio Tax Free Bond Fund) will invest more than 5% of its total assets in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.


RESTRICTED AND ILLIQUID SECURITIES

The Funds offered by this Prospectus may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of registration. The Funds will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

All of the Funds offered by this Prospectus (with the exception of the Ohio Tax Free Bond Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Trust intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Trust will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which each Fund offered by this Prospectus invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds offered by this Prospectus will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund offered by this Prospectus may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds offered by this Prospectus may lend its portfolio securities on a short-term or long-term basis, in an amount up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or liquid securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the lending Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The International Equity Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The International Equity Fund may use options to manage interest rate and currency risks. It may also write covered call options and secured put options to generate income or lock in gains. The International Equity Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Each Fund offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. These Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Quality Growth Fund, the Equity Income Fund, the Cardinal Fund, the Balanced Fund, the Mid Cap Fund and the Bond Fund For Income may also purchase and sell stock index futures to hedge against changes in prices.

None of the Funds offered by this Prospectus will engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The International Equity Fund may enter into futures contracts involving foreign currency, securities and securities indices, or options thereon, for bona fide hedging purposes. The International Equity Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

None of the Funds offered by this Prospectus may sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if a Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Funds offered by this Prospectus (with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, (in the case of the International Equity Fund, including non-U.S. exchanges) to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

A Fund may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

Except as indicated above with respect to the International Equity Fund, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. While a number of the considerations noted below under "Foreign Companies" are relevant to the ability of several of the Funds offered by this Prospectus to invest in ADRs, the following is of particular interest with respect to the International Equity Fund. In an attempt to reduce some of these risks, the International Equity Fund diversifies its investments broadly among foreign countries, which may include both developed and emerging countries. At least three different countries will always be represented in that portfolio.

EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the assets and income of a Fund which invests in foreign securities may be affected by changes in exchange rates and regulations. Although each of the Funds values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars on a daily basis. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

o    less publicly available information about foreign companies;

o the lack of uniform financial accounting standards applicable to foreign companies;

o less readily available market quotations on foreign companies; o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

o differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

o generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);

o    the likelihood that foreign securities may be less liquid or more volatile;

o    foreign brokerage commissions may be higher;

o    unreliable mail service between countries; and

o political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the International Equity Fund. Although the International Equity Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.

EMERGING MARKETS. The International Equity Fund may take advantage of the unusual opportunities for higher returns available from investing in emerging countries. These investments, however, carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.

FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDS") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information.

DERIVATIVE SECURITIES

Several of the Funds offered by this Prospectus may invest in securities that may be described as "derivative" securities. These securities "derive" their value from changes in the value of an underlying security, currency, commodity, or index, and may include asset-backed securities, mortgage-backed securities (such as CMOs), or futures, forward, option and swap contracts.

Derivative securities can be used to reduce or increase the volatility of an investment portfolio's performance. While derivative securities may respond to market changes differently than the securities, currencies, commodities, or indices that underlie them, they do not necessarily present greater market risk than the underlying investments.

The Funds that utilize investment contracts or securities that may be deemed to be derivative securities may do so only subject to the limitations described in this Prospectus. For example, the Funds that invest in put options may do so only as a hedge to attempt to protect securities that they hold against decreases in value. The Funds that write call options may do so only on securities held in their portfolios or on securities that they have a right to obtain without payment of additional consideration. When the International Equity Fund deals in options on foreign currencies, securities, and securities indices, and on future contracts, it does so to manage interest rate and currency risks. These and other investment practices are fully described above, including limitations on the amount of assets that may be invested in these securities and rating requirements, if applicable.

BOND RATINGS

Bonds rated in the fourth highest rating category by an NRSRO (e.g., "BBB" by S&P or "Baa" by Moody's) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts up to 100% as the Advisor in its judgment believes market conditions warrant, each of the Funds offered by this Prospectus (except the International Equity Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund) may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

o domestic issues of corporate debt obligations including variable rate demand notes (except with respect to the Pinnacle Fund);

o    commercial paper and other money market instruments;

o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

o    instruments of domestic banks and (except with respect to the Pinnacle
     Fund) foreign banks; and

o    repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase. The Pinnacle Fund will not invest in variable rate demand notes.

COMMERCIAL PAPER. The commercial paper and money market instruments in which the Funds identified above may invest will be rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, or will be unrated, but determined by the Advisor to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The domestic banks and foreign banks which issue instruments in which the Funds identified above may invest (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) will have capital, surplus, and undivided profits of over $100,000,000 and/or their deposits will be insured by the Federal Deposit Insurance Corporation ("FDIC"). ECDs, Yankee CDS, and ETDs are subject to the same risks as detailed previously under "Foreign Investments."

INVESTMENT COMPANIES. In addition, all of the Funds offered by this Prospectus may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject a Fund to additional or duplicative fees and expenses.

EQUITY INVESTMENT RISKS


With respect to the Quality Growth Fund, Equity Income Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund and International Equity Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. With respect to the Cardinal Fund and Pinnacle Fund which invest in both small and medium capitalization stocks and the Equity Income Fund and Mid Cap Fund which invest in medium capitalization stocks, there are some additional risk factors associated with investments in these Funds. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. Neither the Cardinal Fund nor the Pinnacle Fund will invest more than 5% of its total assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).


In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small or medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds identified above will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.


FIFTH THIRD FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISORS. Pursuant to an investment advisory contract with the Trust, investment decisions for all of the Funds offered by this Prospectus except the Pinnacle Fund are made by Fifth Third Bank, subject to direction by the Trustees. Pursuant to a separate investment advisory contract with the Trust, investment decisions for the Pinnacle Fund are made by Heartland, subject to the direction of the Trustees. Each of Fifth Third Bank and Heartland continually conducts investment research and supervision for the Funds offered by this Prospectus and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from these Funds.

With respect to the International Equity Fund, as discussed further below, Fifth Third Bank has retained MSAM to act as sub-advisor to the Fund. As Advisor, Fifth Third Bank conducts a program for ongoing oversight and evaluation of MSAM's services to this Fund, and regularly reports to the Trustees on these matters. Fifth Third Bank also assisted in the formulation of, and continues to monitor, the structure and strategies of this Fund's portfolio to meet the needs of shareholders. As part of the above, Fifth Third Bank reviews the portfolio daily and monitors the Fund's expenses, as well as the brokerage and research services provided to the Fund and selection of brokers by MSAM.

         ADVISORY FEES. Fifth Third Bank receives an investment advisory fee at annual rates equal to the percentages of the relevant Fund's average daily net assets as follows: the Bond Fund For Income, the Quality Bond Fund, the Government Securities Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund-0.55%%; the Cardinal Fund-0.60%%; the Quality Growth Fund, the Equity Income Fund, the Balanced Fund and the Mid Cap Fund-0.80%; and the International Equity Fund-1.00%. Heartland receives an investment advisory fee at an annual rate of 0.80% of the Pinnacle Fund's average net assets. The fees paid by the Quality Growth Fund, the Pinnacle Fund, the Balanced Fund, the Mid Cap Fund and the International Equity Fund, while higher than the advisory fee paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar objectives and policies. The investment advisory contracts provide for the voluntary waiver of expenses by Fifth Third Bank or Heartland from time to time. Each of Fifth Third Bank or Heartland may voluntarily choose to waive a portion of its fees or reimburse other expenses of a Fund, but reserves the right to terminate such waiver or reimbursement at any time in its sole discretion.


         FIFTH THIRD BANK'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $119 billion. Fifth Third Bank has managed mutual funds since 1988.

         Fifth Third Bank has managed pools of commingled funds since 1953. As of September 30, 1998, Fifth Third Investment Advisors, a division of Fifth Third Bank, managed six such pools with total assets of over $355 million.


         As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

         FIFTH THIRD BANK PORTFOLIO MANAGERS' BACKGROUND. STEVEN E. FOLKER is the Chief Equity Strategist for Fifth Third Investment Advisors and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Growth and Balanced Funds since February of 1993 and manager of the Mid Cap Fund since June 1993. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in July 1992 as an individual portfolio manager, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.

         JOHN B. SCHMITZ has over 12 years of investment experience and manages large institutional accounts, the International Equity Fund, and the Equity Income Fund for Fifth Third Investment Advisors. Since joining Fifth Third Investment Advisors in 1988, he has also managed a variety of individual accounts. Mr. Schmitz is a Vice President and Trust Officer of Fifth Third Bank and a Chartered Financial Analyst. Mr. Schmitz graduated with a B.B.A. in Finance and Real Estate from the University of Cincinnati. He is also a member of the Cincinnati Society of Financial Analysts.

         ROBERTA TUCKER is Chief Fixed Income Strategist for Fifth Third Investment Advisors. She is a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience and assumed investment management responsibility for the Balanced and Quality Bond in July of 1996. She has managed the Bond Fund For Income since its inception in January of 1997. Ms. Tucker is a member of AIMR and Financial Analyst Society. Prior to joining Fifth Third Bank in June of 1996, Ms. Tucker was Head of Fixed Income Management at Westridge Capital Management in Santa Barbara, California from May 1994 through May 1996. Prior to that, she was a Vice President and Senior Fund Manager with Banc One Investment Advisors since 1987.

         CARLA C. MCGUIRE is a fixed income portfolio manager for Fifth Third Investment Advisors. She is an Assistant Vice President and Senior Trust Officer of Fifth Third Bank. Ms. McGuire has over 12 years of investment experience and has been the portfolio manager of the U.S. Government Securities Fund since September of 1996, and of the Ohio Tax Free Bond Fund and the Municipal Bond Fund since March of 1997. Prior to September of 1996, Ms. McGuire managed a variety of individual fixed income accounts for Fifth Third Investment Advisors. She earned a B.S. in Information Systems from Maryville University and an M.B.A. in Finance from St. Louis University. Ms. McGuire is a member of AIMR and the Cincinnati Society of Financial Analysts.


         HEARTLAND'S BACKGROUND. Heartland, an Indiana corporation and registered investment advisor, is a wholly-owned subsidiary of Fifth Third Bancorp. As of September 30, 1998, Heartland acted as investment advisor for institutional and individual portfolios with assets of approximately $1 billion. Heartland has been an investment advisor since 1984 and has managed mutual fund assets since 1985.


         HEARTLAND PORTFOLIO MANAGERS' BACKGROUND. The employees of Heartland who are primarily responsible for the day-to-day management of the Pinnacle Fund's portfolio are: ROBERT D. MARKLEY, President and Chief Executive Officer of Heartland; THOMAS F. MAURATH, Executive Vice President of Heartland; and BARRY F. EBERT, an employee of Heartland. Each of Messrs. Markley, Maurath and Ebert has been primarily responsible for management of the Pinnacle Fund since its inception and management of its predecessor fund since its inception on March 6, 1985. Mr. Markley is a chartered financial analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath is also a chartered financial analyst who earned a B.B.A. in Accounting from the University of Notre Dame, and an M.B.A. from Indiana University. Mr. Ebert holds both a B.B.A. in Finance and an M.B.A. from the University of Wisconsin.

SUB-ADVISOR. Under the terms of a Sub-Advisory Agreement between Fifth Third Bank and MSAM, MSAM is responsible as sub-advisor for managing the International Equity Fund's portfolio, selecting investments for purchase or sale, along with the countries in which the Fund will invest, and the dealers in these securities.

In addition, MSAM furnishes to Fifth Third Bank such investment advice and statistical and other factual information as may from time to time be reasonably requested by Fifth Third Bank.

         SUB-ADVISORY FEES. Fifth Third Bank is responsible for compensating MSAM at the annual rate of 0.45% of the Fund's average daily net assets.


         MSAM'S BACKGROUND. Morgan Stanley Asset Management Inc., with principal offices at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Group Inc. It conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1998, MSAM managed investments totaling approximately $79 billion under active management and approximately $20 billion as named fiduciary or fiduciary advisor.


         MSAM PORTFOLIO MANAGERS' BACKGROUND. BARTON M. BIGGS has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which the MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

         MADHAV DHAR is a Managing Director of Morgan Stanley & Co. Incorporated. He joined MSAM in 1984 to focus on global asset allocation and investment strategy and now heads MSAM's emerging markets group and serves as the group's principal portfolio manager. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University.

         FRANCINE BOVICH joined MSAM as a Principal in 1993. She is responsible for product development, portfolio management and communication of MSAM's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a principal and Executive Vice President of Westwood Management Corp., a registered investment advisor. Before joining Westwood Management Corp., she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. from New York University.

         ANN THIVIERGE is a Vice President of MSAM. She is a member of MSAM's asset allocation committee, primarily representing the Total Fund Management Team since its inception in 1991. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

DISTRIBUTION OF SHARES

BISYS serves as the distributor for the Trust. BISYS is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS, Fifth Third Bank or their affiliates may offer to pay a fee from their own assets to financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities).

Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by BISYS may be reimbursed by Fifth Third Bank or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. BISYS serves as the administrator of the Trust. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

              MAXIMUM                         AVERAGE AGGREGATE DAILY
         ADMINISTRATIVE FEE                   NET ASSETS OF THE TRUST
         ------------------                   -----------------------
                0.20%                         of the first $1 billion
                0.18%                         of the next $1 billion
                0.17%                         in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025% of the average aggregate daily net assets of the Trust.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUNDS AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the Fund and Institutional Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, no expenses are allocated specifically to Institutional Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of Institutional Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Institutional Shares; legal fees relating solely to Institutional Shares; and Trustees' fees incurred as a result of issues related solely to Institutional Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Subject to the overriding objective of obtaining the best possible execution of orders, a portion of International Equity Fund's portfolio brokerage transactions may be allocated to broker affiliates of MSAM. In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund fluctuates daily. The net asset value for shares of each Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of each Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined as of the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

Each of the Funds offered by this Prospectus issues three classes of shares:
Investment A Shares, Investment C Shares and Institutional Shares. A separate prospectus for Investment A Shares and Investment C Shares of these Funds can be obtained by contacting the Trust. Each class of shares is subject to different levels of expenses and may carry sales loads or contingent deferred sales charges.

SHARE PURCHASES

Institutional Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Institutional Shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. Purchases of Institutional Shares may not be available to investors in all states.

Institutional Shares of the Funds offered by this Prospectus may be purchased either through: the Trust Department of Fifth Third Bank; qualified employee retirement plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; or broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own account or the accounts of their clients for a management, consulting or other fee.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for Institutional Shares to be purchased at that day's price. Orders placed through financial institutions must be transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

Payment may be made to the Trust's custodian either by check or by federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention:
Fifth Third Funds Department; For Credit to: (shareholder's name and account number); For Further Credit to: Fifth Third (name of applicable Fund) Fund-Institutional Shares. Investors should consult their financial institutions for wiring instructions.

ADDITIONAL INFORMATION


From time to time, shares of the Funds offered by this Prospectus may be purchased by Fifth Third Bank, Heartland or BISYS in connection with various promotions of the Fifth Third Funds. In these cases, Fifth Third Bank, Heartland or BISYS will distribute Fund shares to existing or potential investors as an incentive to purchase such Fund.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. No sales charge is imposed on Institutional Shares.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for shares of the Funds offered by this Prospectus. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Trust, they are valued in the same manner as the Trust values the assets of the Funds. An investor wishing to exchange securities should first contact his or her financial representative.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Institutional Shares at the net asset value next determined after an order is received by the Trust. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on his or her account application or by contacting his or her financial representative.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Trust maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value unless cash payments are requested by shareholders by writing to the appropriate Fund.


Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Quality Growth Fund, the Equity Income Fund, the Bond Fund For Income, Quality Bond Fund, Government Securities Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund, dividends are declared and paid monthly. With respect to the Cardinal Fund, the Pinnacle Fund, the Balanced Fund and the Mid Cap Fund, dividends are declared and paid quarterly. With respect to the International Equity Fund, dividends, if any, are declared and paid annually.

EXCHANGES
--------------------------------------------------------------------------------

Shareholders may exchange Institutional Shares of any of the Funds offered by this Prospectus for Institutional Shares of any of the Funds in the Trust, including those not offered by this Prospectus, by contacting the financial institution responsible for the account. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Institutional Shares of one Fund for Institutional Shares of any of the other Funds of the Trust will be executed by redeeming the shares owned at net asset value and purchasing Institutional Shares of the other Funds at the net asset value next determined after the exchange request is received. Orders for exchanges involving any of the Funds offered by this Prospectus must be received by the Trust prior to 2:30 p.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving any of the Trust's money market funds must be received by 11:00 a.m. (Eastern time). Orders which are received prior to the applicable cut-off time will be executed as of the close of business that day. Orders received after the applicable cut-off time will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

Each of the Funds offered by this Prospectus redeems Institutional Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Fund being redeemed computes its net asset value. Requests for redemption must be received in proper form as described below and must be made through a shareholder's financial representative. Orders must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit such orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o        a member of the New York, American, Boston, Midwest, or Pacific Stock
         Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Trust or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his or her financial representative.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Voting Rights


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1998, Fifth Third Bank may for certain purposes be deemed to control several of the Funds of the Trust because it is owner of record of more than 5% of the outstanding shares of such Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of any Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of the applicable Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the applicable Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Fifth Third Bank and Heartland are subject to such banking laws and regulations. Each of Fifth Third Bank and Heartland believes that it may perform the investment advisory services for the Funds contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank or Heartland from continuing to perform all or a part of the above services for its customers and/or the Funds offered by this Prospectus. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided by Fifth Third Bank or Heartland, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if other advisors with equivalent abilities to Fifth Third Bank and Heartland are found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

None of the Funds offered by this Prospectus will pay any federal income tax because they each expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other Funds, if any, will not be combined for tax purposes with those realized by any other Fund of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND

The International Equity Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the International Equity Fund upon disposition of PFIC investments.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the International Equity Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of assets to be invested within various countries is unknown. However, the International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

If more than 50% of the value of the International Equity Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the International Equity Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

ADDITIONAL TAX INFORMATION FOR MUNICIPAL BOND FUND

Dividends of the Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

ADDITIONAL TAX INFORMATION FOR OHIO TAX FREE BOND FUND

Dividends of the Ohio Tax Free Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Ohio Tax Free Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.


These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.


STATE OF OHIO INCOME AND CORPORATION FRANCHISE TAXES. Provided that the Ohio Tax Free Bond Fund continues to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), and that at all times at least 50% of the value of the total assets of the Ohio Tax Free Bond Fund consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions, (i) distributions with respect to shares of the Ohio Tax Free Bond Fund ("Distributions") will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax to the extent such distributions are properly attributable to interest payments on Ohio Obligations, and (ii) distributions of profit made on the sale, exchange or other disposition of Ohio Obligations, including distributions of "capital gain dividends", as defined in the Internal Revenue Code of 1986, properly attributable to the sale, exchange or other disposition of Ohio Obligations will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income of the Ohio corporation franchise tax.

However, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and shares of the Ohio Tax Free Bond Fund will not be excluded from the net worth base of the Ohio corporation franchise tax.


OTHER STATE AND LOCAL TAXES. Income from the Ohio Tax Free Bond Fund is not necessarily free from state income taxes or from personal property taxes in states other than Ohio. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, each of the Funds offered by this Prospectus advertises total return and yield for Institutional Shares, including predecessor fund performance. In addition, the Ohio Tax Free Bond Fund and the Municipal Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Institutional Shares of a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Shares of a Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by Institutional Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding.

The tax-equivalent yields of the Ohio Tax Free Bond Fund and the Municipal Bond Fund are calculated similarly to the yield, but are adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of Institutional Shares, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of a Fund to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Quality Growth Fund                                 Fifth Third Funds
Fifth Third Equity Income Fund                                  c/o Fifth Third Bank
Fifth Third Cardinal Fund                                       38 Fountain Square Plaza
Fifth Third Pinnacle Fund                                       Cincinnati, Ohio  45263
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

-------------------------------------------------------------------------------------------------------------------


Investment Advisor (all Funds except Pinnacle Fund)                     Fifth Third Bank
                                                                        38 Fountain Square Plaza
                                                                        Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Investment Advisor (Pinnacle Fund only)                                  Heartland Capital Management, Inc.
                                                                         36 Pennsylvania Street , Suite 610
                                                                         Indianapolis, Indiana 46204

-------------------------------------------------------------------------------------------------------------------


Sub-Advisor (International Equity Fund only)                             Morgan Stanley Asset Management, Inc.
                                                                         1221 Avenue of the Americas
                                                                         New York, New York 10020

-------------------------------------------------------------------------------------------------------------------


Custodian, Transfer Agent, Dividend Disbursing Agent, and
         Sub-Administrator                                               Fifth Third Bank
                                                                         38 Fountain Square Plaza
                                                                         Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Distributor and Administrator                                            BISYS Fund Services, L.P.
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------------


Independent Auditors                                                     Ernst & Young LLP
                                                                         1300 Chiquita Center
                                                                         250 East Fifth Street
                                                                         Cincinnati, Ohio 45202

-------------------------------------------------------------------------------------------------------------------


                                  [BACK COVER]


                               [Fifth Third Logo]
                               Investment Advisor

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                               Investment A Shares
                          (formerly Investment Shares)







                                                   Government Cash Reserves Fund

                                                           Commercial Paper Fund

                                                    Tax Exempt Money Market Fund




                                    [Artwork]














                            Money Market Mutual Funds

                                                                      Prospectus
                                                                November 2, 1998


                               [Fifth Third Logo]

FIFTH THIRD FUNDS
(formerly Fountain Square Funds)

INVESTMENT A SHARES
(formerly known as Investment Shares)

PROSPECTUS

Fifth Third Funds (the "Trust") is an open-end management investment company (a mutual fund). This Prospectus offers investors interests in Investment A Shares of only the following separate investment portfolios (the "Funds"), each having distinct investment objectives and policies:

         o    Fifth Third Government Cash Reserves Fund;

         o    Fifth Third Commercial Paper Fund; and

         o    Fifth Third Tax Exempt Money Market Fund

This Prospectus contains the information you should read and know before you invest in Investment A Shares of any of the above Funds. Keep this Prospectus for future reference.


Additional information about Investment A Shares of these Funds is contained in their Combined Statement of Additional Information, dated November 2, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of these Funds by writing to or calling the Trust toll-free at (888) 799-5353. The Securities and Exchange Commission maintains an Internet Website (http://www.sec.gov) that contains the Combined Statement of Additional Information, materials incorporated by reference into this Prospectus and into the Combined Statement of Additional Information, and other information regarding companies that file electronically with the Securities and Exchange Commission.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE FUNDS OFFERED BY THIS PROSPECTUS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT ANY OF THESE FUNDS WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






Prospectus dated November 2, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS


In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

Summary of Fund Expenses......................................................1
Financial Highlights..........................................................3
     Fifth Third Government Cash Reserves Fund-Investment A Shares............3
     Fifth Third Commercial Paper Fund-Investment A Shares....................4
     Fifth Third Tax Exempt Money Market Fund-Investment A Shares.............5
General Information...........................................................6
     Year 2000 Risk...........................................................6
Objectives of the Funds.......................................................6
     Government Cash Reserves Fund............................................7
     Commercial Paper Fund....................................................7
     Tax Exempt Money Market Fund............................................10
Portfolio Investments and Strategies.........................................13
     When-Issued and Delayed Delivery Transactions...........................13
     Lending of Portfolio Securities.........................................13
Fifth Third Funds Information................................................13
     Management of the Trust.................................................13
     Distribution of Shares..................................................14
     Distribution Plan.......................................................14
     Payments to Financial Institutions......................................15
     Administration of the Trust.............................................15
Net Asset Value..............................................................16
Investing in the Funds.......................................................16
     Share Purchases.........................................................16
     Additional Information..................................................17
     Minimum Investment Required.............................................17
     What Shares Cost........................................................18
     Certificates and Confirmations..........................................18
     Dividends...............................................................18
     Capital Gains...........................................................18
Exchanges....................................................................18
Redeeming Shares.............................................................19
     By Telephone............................................................19
     By Mail.................................................................20
     Receiving Payment.......................................................21
     Accounts with Low Balances..............................................21
Shareholder Information......................................................21
     Voting Rights...........................................................21
     Massachusetts Law.......................................................22
Effect of Banking Laws.......................................................22
Tax Information..............................................................22
     Federal Income Tax......................................................23
     Additional Tax Information for Government Cash Reserves Fund............23
     Additional Tax Information for Tax Exempt Money Market Fund.............23
Performance Information......................................................24
Addresses....................................................................25

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------


                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)........................None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).............None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).......................................................None
Redemption Fee (as a percentage of amount redeemed, if applicable).................................None
Exchange Fee.......................................................................................None

                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)


                                              MANAGEMENT                       OTHER       TOTAL OPERATING
                                                FEES(1)     12b-1 FEES(2)     EXPENSES(3)      EXPENSES(4)
                                                -------     -------------     -----------      -----------
Government Cash Reserves Fund ...............    0.40%          0.20%           0.17%            0.77%
Commercial Paper Fund........................    0.38%          0.25%           0.14%            0.77%
Tax Exempt Money Market Fund ................    0.40%          0.07%           0.33%            0.80%


-------

(1) The management fees of the Commercial Paper Fund and Tax Exempt Money Market Fund have been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate these voluntary waivers at any time in its sole discretion. The maximum management fee for each of the and Commercial Paper Fund is 0.40%. The maximum management fee for the Tax Exempt Money Market Fund is 0.50%.
(2) Beginning on March 23, 1998, the maximum 12b-1 fees which may be charged on Investment A Shares was reduced to 0.25% from 0.35%. On August 11, 1998, the distributor terminated its voluntary waiver of 12b-1 fees on Investment A Shares of the Commercial Paper Fund which had previously been in effect. 12b-1 fees for the Government Cash Reserves Fund and the Tax Exempt Money Market Fund have been reduced to reflect the voluntary waiver by the distributor of a portion of the 12b-1 fees. The distributor can terminate this voluntary waiver at any time in its sole discretion.
(3) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator. In the absence of such waivers, other expenses for the Government Cash Reserves Fund, Commercial Paper Fund and Tax Exempt Money Market Fund would be 0.27%, 0.24% and 0.43%, respectively.
(4) Absent the voluntary waivers by the investment advisor and the administrator, Total Investment A Shares Operating Expenses for the Government Cash Reserves Fund, Commercial Paper Fund and Tax Exempt Money Market Fund would be 0.92%, 0.89% and 1.18%, respectively. Expense information for the Government Cash Reserves Fund and Commercial Paper Fund has been restated to reflect current fees. Expense information for the Tax Exempt Money Market Fund is based on estimates for the current fiscal year.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIFTH THIRD FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

EXPENSE EXAMPLES:

         You would pay the following expenses on a $1,000 investment in Investment A Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period. Investment A Shares have no sales load (charge) or redemption fees.


                                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                 ------     -------    -------    --------
         Government Cash Reserves Fund.........    $ 8       $ 25       $ 43        $ 95
         Commercial Paper Fund.................    $ 8       $ 25       $ 43        $ 95
         Tax Exempt Money Market Fund..........    $ 8       $ 26       $ 44        $ 99


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD GOVERNMENT CASH RESERVES FUND-INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained from the Trust.



                                                                    YEAR ENDED JULY 31,
                                           -------------------------------------------------------------------
                                            1998      1997       1996      1995      1994       1993     1992*
                                            ----      ----       ----      ----      ----       ----     -----
NET ASSET VALUE, BEGINNING OF PERIOD....    $1.00     $1.00      $1.00     $1.00     $1.00      $1.00    $1.00
                                            -----     -----      -----     -----     -----      -----    -----

Income from investment operations:
Net investment income...................     0.05      0.05       0.05      0.05      0.03       0.03     0.03

Less distributions:
Dividends to shareholders from net
   investment income....................    (0.05)    (0.05)     (0.05)    (0.05)    (0.03)     (0.03)   (0.03)
                                            -----     -----      -----     -----     -----      -----    -----

NET ASSET VALUE, END OF PERIOD..........    $1.00     $1.00      $1.00     $1.00     $1.00      $1.00    $1.00
                                            =====     =====      =====     =====     =====      =====    =====

Total return............................     5.13%     5.00%      5.11%     5.22%     3.03%      2.76%    2.61%(c)

Ratios to Average Net Assets:
   Expenses.............................     0.52%     0.51%      0.51%     0.50%     0.50%      0.50%    0.50%(b)
   Net investment income................     5.02%     4.90%      4.97%     5.17%     2.96%      3.22%    3.68%(b)
   Expense waiver/reimbursement (a).....     0.47%     0.44%      0.42%     0.45%     0.48%      0.50%    0.50%(b)

Supplemental data:
   Net assets, end of period (000)...... $150,286  $110,543    $68,884   $45,726   $11,073    $10,923   $8,726

-------
* Reflects operations for the period from November 25, 1991 (date of initial public investment) to July 31, 1992.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD COMMERCIAL PAPER FUND-INVESTMENT A SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998, on the Trust's financial statements for the year ended July 31, 1998 is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained from the Trust.



                                                                           YEAR ENDED JULY 31,
                                                      ---------------------------------------------------------
                                                      1998       1997       1996       1995     1994      1993*
                                                      ----       ----       ----       ----     ----      -----
NET ASSET VALUE, BEGINNING OF PERIOD............      $1.00      $1.00      $1.00      $1.00    $1.00     $1.00
                                                      -----      -----      -----      -----    -----     -----

Income from investment operations:
Net investment income...........................       0.05       0.05       0.05       0.05     0.03      0.03

Less distributions:
Dividends to shareholders from net
   investment income............................      (0.05)     (0.05)     (0.05)     (0.05)   (0.03)    (0.03)
                                                      -----      -----      -----      -----    -----     -----

NET ASSET VALUE, END OF PERIOD..................      $1.00      $1.00      $1.00      $1.00    $1.00     $1.00
                                                      =====      =====      =====      =====    =====     =====

Total return....................................       5.25%      5.11%      5.20%      5.25%    3.02%     2.70%(c)

Ratios to Average Net Assets:
   Expenses.....................................       0.52%      0.52%      0.49%      0.49%    0.49%     0.48%(b)
   Net investment income........................       5.13%      4.99%      5.06%      5.12%    2.97%     2.69%(b)
   Expense waiver/reimbursement (a).............       0.47%      0.44%      0.40%      0.44%    0.45%     0.47%(b)

Supplemental data:
   Net assets, end of period (000)..............    $36,552    $33,438    $19,341    $10,169   $6,147    $4,714

-------
* Reflects operations for the period from August 11, 1992 (date of initial public investment) to July 31, 1993.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Annualized.
(c)  Not annualized.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD TAX EXEMPT MONEY MARKET FUND-INVESTMENT A SHARES
(For a share outstanding throughout each period)


On September 21, 1998, holders of a single class of shares of the Cardinal Tax Exempt Money Market Fund exchanged their shares for either Investment A Shares or Institutional Shares of the Fifth Third Tax Exempt Money Market Fund (formerly known as the Fountain Square Tax Exempt Money Market Fund). The following table illustrating the historical performance of that class of shares for the fiscal year ended September 30, 1998, has been audited by Ernst & Young LLP, the Trust's independent auditors. Prior periods shown were audited by KPMG Peat Marwick LLP. The report of Ernst & Young LLP, dated October 28, 1998, on the financial statements of the Fountain Square Tax Exempt Money Market Fund, for the year ended September 30, 1998, is included in the Combined Statement of Additional Information, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and the notes thereto, which may be obtained from the Trust.


                                                                            YEAR ENDED SEPTEMBER 30,
                                             --------------------------------------------------------------------------------------
                                              1998     1997     1996     1995     1994     1993    1992     1991     1990     1989
                                              ----     ----     ----     ----     ----     ----    ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD ...     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00
                                             -----    -----    -----    -----    -----    -----   -----    -----    -----    -----

Income from investment operations:
Net investment income...................      0.03     0.03     0.03     0.03     0.02     0.02    0.03     0.04     0.05     0.06

Less distributions:
Dividends to shareholders from net
   investment income....................     (0.03)   (0.03)    (0.3)    (0.3)   (0.02)   (0.02)  (0.03)   (0.04)   (0.05)   (0.06)
                                             -----    -----    -----    -----    -----    -----   -----    -----    -----    -----

Net asset value, end of period..........     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00
                                             =====    =====    =====    =====    =====    =====   =====    =====    =====    =====

Total return............................      2.74%    2.72%    2.63%    3.02%    1.78%    1.81%   2.62%    4.40%    5.41%    5.95%

Ratios to Average Net Assets:
   Expenses.............................      0.71%    0.80%    0.89%    0.83%    0.76%    0.77%   0.76%    0.72%    0.76%    0.72%
   Net investment income................      2.88%    2.79%    2.66%    2.99%    1.78%    1.80%   2.59%    4.31%    5.26%    5.79%

Supplemental data:
   Net assets, end of period (000)......   $44,494  $60,284  $59,915  $64,780  $80,531  $91,159  $70,054  $85,488  $82,988  $82,031

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
-------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This Prospectus relates only to Investment A Shares of the Funds described herein. These Funds are intended to provide a convenient means of accumulating interests in professionally managed portfolios.

For information on how to purchase Investment A Shares of any of the Funds offered by this Prospectus, please refer to "Investing in the Funds." Investment A Shares are designed for investors who are not fiduciary or agency clients of financial institutions. A minimum initial investment of $1,000 is required for each Fund offered by this Prospectus. Subsequent investments must be in amounts of at least $50. Each of the Funds offered by this Prospectus attempts to stabilize the value of its shares at $1.00. Shares are currently sold and redeemed at that price. Information on redeeming shares may be found under "Redeeming Shares." Each of the Funds offered by this Prospectus is advised by Fifth Third Bank ("Fifth Third Bank" or the "Advisor").

YEAR 2000 RISK


Investors should be aware that, like other mutual funds and financial and business organizations around the world, each of the Funds offered by this Prospectus could be adversely impacted if the computer systems used by Fifth Third Bank, BISYS Fund Services L.P. ("BISYS") or other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as "Year 2000 Risk." Fifth Third Bank and BISYS are taking steps that they believe are reasonably designed to address Year 2000 Risk with respect to their computer systems and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.


OBJECTIVES OF THE FUNDS
-------------------------------------------------------------------------------


The investment objectives and policies of each Fund offered by this Prospectus appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

GOVERNMENT CASH RESERVES FUND

The investment objective of the Government Cash Reserves Fund is high current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the advisor deems it advantageous to do so. Please see the "Tax Information" section of this Prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: Federal Farm Credit Banks; Federal Home Loan Banks; and the Student Loan Marketing Association; and

o        repurchase agreements collateralized by securities listed above.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o        the credit of the agency or instrumentality.


INVESTMENT LIMITATIONS. The Government Cash Reserves Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

COMMERCIAL PAPER FUND


The investment objective of the Commercial Paper Fund is current income consistent with stability of principal. The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its total assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or that are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

o domestic issues of corporate debt obligations, including variable rate demand notes;

o        commercial paper (including Canadian Commercial Paper and Europaper);

o certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");

o        short-term credit facilities, such as demand notes;

o obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

o        other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund total assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment limitation without notifying shareholders.


BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDS") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced by a bank's letter of credit as bank instruments.

ECDs, ETDs, Yankee CDS, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDS because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. These factors will be carefully considered by the Fund's advisor in selecting investments for the Fund.

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participation in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the

Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS. The Commercial Paper Fund will not borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets. With respect to 75% of the value of its total assets the Fund will not invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.


REGULATORY COMPLIANCE. The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TAX EXEMPT MONEY MARKET FUND


The investment objective of the Tax Exempt Money Market Fund is to maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity. The Fund pursues its investment objective by investing in a portfolio of high-grade short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes. The average maturity of securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Under normal market conditions, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

o debt obligations of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision, authority, agency or instrumentality of any of these, which have, or are deemed to have, remaining maturities of 397 calendar days or less;

o participation interests, as described below, in any of the above obligations; and

o bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes.

CHARACTERISTICS. The municipal securities which the Fund buys are rated in one of the two highest rating categories by an NRSRO for short-term tax-exempt securities, or, if not rated, are deemed by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the combined Statement of Additional Information.

VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Fund intends to invest more than 25% of its total assets in certain variable rate demand municipal securities, including participation interests therein. Variable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Fund is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities.

Variable interest rates are normally based on a published interest rate or interest rate index or similar standard, such as the 91-day U.S. Treasury bill rate. Fifth Third Bank will monitor the pricing, quality, and liquidity of the variable rate demand municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Variable rate demand municipal securities may be considered to be derivative securities. A derivative security is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity, or other asset. As stated above, the Fund has no limit as to the percentage of its total assets that may be invested in variable rate demand municipal securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. Participation interests in which the Fund invests will have a demand feature which permits the Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature will often be supported by a letter of credit or comparable guarantee provided by the selling financial institution.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities includes industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. Use of repurchase agreements may cause the Fund to earn income which would be taxable to its shareholders.

TEMPORARY INVESTMENTS. For defensive purposes only, and in such amounts up to 100% of total assets as Fifth Third Bank in its judgment believes market conditions warrant, the Fund may also temporarily invest in the following types of taxable money market securities:

o money market instruments consisting of marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o deposit obligations of banks and savings and loan associations which are members of the Federal Deposit Insurance Corporation;

o        bankers' acceptances;

o high-grade commercial paper guaranteed or issued by domestic corporations; and

o        repurchase agreements secured by any of the above.

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

INVESTMENT LIMITATIONS. The Tax Exempt Money Market Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

The above investment limitations cannot be changed without shareholder approval. Compliance with the investment limitations of the Fund is subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

Other investment limitations of the Fund are described in the Combined Statement of Additional Information.

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund offered by this Prospectus may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds offered by this Prospectus may lend its portfolio securities on a short-term or long-term basis, in an amount up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the lending Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

FIFTH THIRD FUNDS INFORMATION
-------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for all of the Funds offered by this Prospectus are made by Fifth Third Bank, subject to direction by the Trustees. Fifth Third Bank continually conducts investment research and supervision for the Funds offered by this Prospectus and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.


ADVISORY FEES. Fifth Third Bank receives an annual investment advisory fee at an annual rate equal to the percentages of the relevant Fund's average daily net assets as follows: Government Cash Reserves Fund and Commercial Paper Fund-0.40%; and Tax Exempt Money Market Fund-0.50%. Fifth Third Bank may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time in its sole discretion.

ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $119 billion. Fifth Third Bank has managed mutual funds since 1988.

Fifth Third Bank has managed pools of commingled funds since 1953. As of September 30, 1998, Fifth Third Investment Advisors, a division of Fifth Third Bank, managed six such pools with total assets of over $355 million.


As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF SHARES

BISYS serves as the distributor for the Trust. BISYS is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Distribution Plan"), Investment A Shares may pay a fee to the distributor in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Investment A Shares to finance any activity which is principally intended to result in the sale of Investment A Shares. Prior to March 23, 1998, 1998, the maximum 12b-1 fees payable on Investment A Shares was 0.35%.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Investment A Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Funds reasonably request.

Financial institutions will receive fees from the distributor based upon Investment A Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Distribution Plan is a compensation type plan. As such, a Fund makes no payment to the distributor except as described above. Therefore, a Fund will not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Investment A Shares under the Distribution Plan.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS, Fifth Third Bank, or their affiliates may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Fifth Third Bank or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. BISYS serves as the administrator of the Trust. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

             MAXIMUM                         AVERAGE AGGREGATE DAILY
        ADMINISTRATIVE FEE                   NET ASSETS OF THE TRUST
        ------------------                   -----------------------
              0.20%                          of the first $1 billion
              0.18%                          of the next $1 billion
              0.17%                          in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025% of the average aggregate daily net assets of the Trust.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE
-------------------------------------------------------------------------------


Each of the Funds offered by this Prospectus attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share for each Investment A Share of a Fund is determined by adding the interest of the Investment A Shares in the assets of such Fund, subtracting the interest of Investment A Shares in the liabilities of the Fund and those attributable to Investment A Shares, and dividing the remainder by the total number of Investment A Shares outstanding. None of the Funds offered by this Prospectus can guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined as of the close of trading of the New York Stock Exchange, normally 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------


Each of the Funds offered by this Prospectus issues two classes of shares:
Investment A Shares and Institutional Shares. A separate prospectus for Institutional Shares of these Funds can be obtained by contacting the Trust. Institutional Shares are subject to different levels of expenses than Investment A Shares.

SHARE PURCHASES

Investment A Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Investment A Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. Purchases of Investment A Shares may not be available to investors in all states.

Investment A Shares of the Funds offered by this Prospectus may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Trust. For certain investors in the Tax Exempt Money Market Fund who obtained their shares as part of The Cardinal Group reorganization, special procedures for purchasing shares apply. See "Purchases by Former Cardinal Shareholders" below.

Purchase orders must be received by the Trust by 11:00 a.m. (Eastern time) in order for shares to be purchased that day. Payment may be made to the Trust's custodian either by check or federal funds. Purchases made by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be purchased that day. It is the financial institution's responsibility to transmit orders promptly; however, investors should allow sufficient time for orderly processing and transmission.


PURCHASES BY FORMER CARDINAL SHAREHOLDERS. Shareholders of the Tax Exempt Money Market Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fifth Third Tax Exempt Money Market Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, may purchase additional shares by calling the Trust toll-free at (800) 282-5706 or by mailing a request to: Fifth Third Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Shareholders should call the Trust for assistance in purchasing by mail.

PURCHASES BY ALL OTHER INVESTORS. Investors other than former Cardinal Tax Exempt Money Market Fund shareholders may purchase shares of any of the Funds of the Trust by contacting the Trust toll-free at (888) 799-5353. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention: Fifth Third Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fifth Third (name of applicable
Fund) Fund-Investment A Shares. Investors not purchasing directly from the Trust should consult their financial institution for wiring instructions.


ADDITIONAL INFORMATION

From time to time, shares of the Funds offered by this Prospectus may be purchased by Fifth Third Bank or BISYS in connection with various promotions of the Fifth Third Funds. In these cases, Fifth Third Bank or BISYS will distribute Fund shares to existing or potential investors as an incentive to purchase such Fund. In addition to the commission paid to dealers, the Distributor or the Advisor may pay cash compensation to dealers in connection with sales of shares of a Fund. In addition to the commission paid to dealers, the Distributor or Advisor may pay cash compensation to dealers in connection with sales of shares of a fund.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Investment A Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

The minimum investment requirements do not apply with respect to accounts that have been established to invest cash accumulations in the Funds automatically. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this Prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Investment A Shares are sold at the net asset value next determined after an order is received. None of the Funds offered by this Prospectus impose any sales charges on Investment A Shares.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Trust maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Investment A Shares unless cash payments are requested by writing to the Trust. Purchase orders received by the Trust before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If a Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, any of the Funds offered by this Prospectus realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
-------------------------------------------------------------------------------


A shareholder may exchange Investment A Shares of any of the Funds offered by this Prospectus for Investment A Shares of any of the Funds of the Trust, including those not offered by this Prospectus, by calling the Trust toll-free at (888) 799-5353 or by sending a written request to the Trust.


Shareholders of the Tax Exempt Money Market Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fifth Third Tax Exempt Money Market Fund must open an account with Fifth Third Securities, Inc. or Fifth Third/The Ohio Company to facilitate exchanges. No charge will be imposed to open the account, but other transactions not involving exchanges among Funds of the Trust may carry charges. Orders to exchange Investment A Shares of a Fund for shares of the same class of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received, plus any applicable sales charge. Orders for exchanges involving any of the Funds offered by this Prospectus must be received by the Trust prior to 11:00 a.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving other Funds of the Trust must be received by 2:30 p.m. (Eastern time). Orders received prior to the applicable cut-off time will be executed as of the close of business that day.

Orders for exchanges received after the applicable cut-off time on any business day will be executed at the close of the next business day. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Investment A Shares of Funds with a sales charge may be exchanged at net asset value for Investment A Shares of other Funds with an equal sales charge or no sales charge. Investment A Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Investment A Shares of Funds with a sales charge at net asset value, plus the applicable sales charge. When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
-------------------------------------------------------------------------------


Each of the Funds offered by this Prospectus redeems Investment A Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Fund being redeemed computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through a shareholder's financial representative or directly through the Trust. For investors who obtained shares of the Tax Exempt Money Market Fund as part of the Cardinal Tax Exempt Money Market Fund reorganization, special procedures apply.

Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be redeemed that day. It is the financial institution's responsibility to transmit orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE


Shares may be redeemed in any amount less than $50,000 by telephone. Shareholders of the Tax Exempt Money Market Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fifth

Third Tax Exempt Money Market Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, may redeem shares of the Tax Exempt Money Market Fund by calling the Trust toll-free at (800) 282-5706. All other shareholders may redeem their shares by calling the Trust toll-free at (888) 799-5353. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received by the Trust before 11:00 a.m. (Eastern time), a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received after 11:00 a.m. (Eastern time), proceeds will normally be disbursed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be disbursed more than 15 days after a proper request for redemption has been received, provided the Trust has received payment for the shares being redeemed. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL


Shareholders of the Tax Exempt Money Market Fund who were formerly shareholders of the Cardinal Tax Exempt Money Market Fund at the time of its reorganization with the Fifth Third Tax Exempt Money Market Fund, but who do not maintain a brokerage account with Fifth Third/The Ohio Company, may redeem shares of the Tax Exempt Money Market Fund by sending a written request to:

              Fifth Third Tax Exempt Money Market Fund Redemptions
              P.O. Box 5354
              Cincinnati, Ohio  45201-5354


All other shareholders may redeem shares by sending a written request to:

              Fifth Third Bank
              Fifth Third Funds Redemptions
              M.D. 1090EC
              38 Fountain Square Plaza
              Cincinnati, Ohio  45263

The written request should include the shareholder's name, the Fund name and class of shares, the account number, the share or dollar amount requested and the proper endorsement. Shareholders should call the applicable telephone number for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o        a member of the New York, American, Boston, Midwest, or Pacific Stock
         Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds of redemption is mailed to the shareholder within three business days, but in no event more than seven days after receipt of a proper written redemption request, provided the Trust has received payment for the shares being redeemed.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------


VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1998, Fifth Third Bank may for certain purposes be deemed to control several of the Funds of the Trust because it is owner of record of more than 5% of the outstanding shares of such Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of any Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of the applicable Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the applicable Fund.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The investment advisor of the Funds offered by this Prospectus, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Funds offered by this Prospectus. In such event, changes in the operation of these Funds may occur, including the possible alteration or termination of any automatic or other share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------


FEDERAL INCOME TAX

None of the Funds offered by this Prospectus will pay any federal income tax because they each expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other Funds, if any, will not be combined for tax purposes with those realized by any other Fund of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

ADDITIONAL TAX INFORMATION FOR GOVERNMENT CASH RESERVES FUND

The Government Cash Reserves Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Government Cash Reserves Fund may also invest in other U.S. government securities if the Advisor deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Government Cash Reserves Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR TAX EXEMPT MONEY MARKET FUND


The Tax Exempt Money Market Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------


From time to time, each the Funds offered by this Prospectus advertises its yield and effective yield for Investment A Shares. The Tax Exempt Money Market Fund may also advertise its tax-equivalent yield for Investment A Shares. The yield of Investment A Shares represents the annualized rate of income earned on an investment in those shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment A Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of the Institutional Shares, assuming a specific tax rate. Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment A Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

Addresses
-------------------------------------------------------------------------------------------------------------------


Fifth Third Government Cash Reserves Fund                     Fifth Third Funds
Fifth Third Commercial Paper Fund                             c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund                      38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Investment Advisor                                            Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Custodian, Transfer Agent, Dividend Disbursing Agent          Fifth Third Bank
         and Sub-Administrator                                38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------------


Distributor and Administrator                                 BISYS Fund Services L.P.
                                                              3435 Stelzer Road
                                                              Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------------


Independent Auditors                                          Ernst & Young LLP
                                                              1300 Chiquita Center
                                                              250 East Fifth Street
                                                              Cincinnati, Ohio 45202

-------------------------------------------------------------------------------------------------------------------

                               [Fifth Third Logo]

                                FIFTH THIRD BANK
                               Investment Advisor

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                              INSTITUTIONAL SHARES
                             (formerly Trust Shares)









                                                  Government Cash Reserves Fund

                                                          Commercial Paper Fund
                                    [Artwork]
                                                   Tax Exempt Money Market Fund

                                                 U.S. Treasury Obligations Fund










                            Money Market Mutual Funds

                                                                     Prospectus
                                                               November 2, 1998

                               [Fifth Third Logo]

FIFTH THIRD FUNDS
(formerly Fountain Square Funds)

INSTITUTIONAL SHARES
(formerly known as Trust Shares)

PROSPECTUS

Fifth Third Funds (the "Trust") is an open-end management investment company (a mutual fund). This Prospectus offers investors interests in Institutional Shares of only the following separate investment portfolios (the "Funds"), each having distinct investment objectives and policies:

         o   Fifth Third Government Cash Reserves Fund;
         o   Fifth Third Commercial Paper Fund;
         o   Fifth Third Tax Exempt Money Market Fund; and
         o   Fifth Third U.S. Treasury Obligations Fund

This Prospectus contains the information you should read and know before you invest in Institutional Shares of any of the above Funds. Keep this Prospectus for future reference.


Additional information about Institutional Shares of these Funds is contained in their Combined Statement of Additional Information, dated November 2, 1998, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this Prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of these Funds by writing to or calling the Trust toll-free at (888) 799-5353. The Securities and Exchange Commission maintains an Internet Website (http://www.sec.gov) that contains the Combined Statement of Additional Information, materials incorporated by reference into this Prospectus and into the Combined Statement of Additional Information, and other information regarding companies that file electronically with the Securities and Exchange Commission.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE FUNDS OFFERED BY THIS PROSPECTUS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT ANY OF THESE FUNDS WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 2, 1998

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS


In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectuses, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.

TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------------

Summary of Fund Expenses..........................................................................................1
Financial Highlights..............................................................................................3
     Fifth Third Government Cash Reserves Fund-Institutional Shares...............................................3
     Fifth Third Commercial Paper Fund-Institutional Shares.......................................................4
     Fifth Third Tax Exempt Money Market Fund-Institutional Shares................................................5
     Fifth Third U.S. Treasury Obligations Fund-Institutional Shares..............................................6
General Information...............................................................................................7
     Year 2000 Risk...............................................................................................7
Objectives of the Funds...........................................................................................7
     Government Cash Reserves Fund................................................................................8
     Commercial Paper Fund........................................................................................9
     Tax Exempt Money Market Fund................................................................................11
     U.S. Treasury Obligations Fund..............................................................................14
Portfolio Investments and Strategies.............................................................................14
     When-Issued and Delayed Delivery Transactions...............................................................14
     Lending of Portfolio Securities.............................................................................15
Fifth Third Funds Information....................................................................................15
     Management of the Trust.....................................................................................15
     Distribution of Shares......................................................................................16
     Payments to Financial Institutions..........................................................................16
     Administration of the Trust.................................................................................16
Net Asset Value..................................................................................................17
Investing in the Funds...........................................................................................17
     Share Purchases.............................................................................................17
     Additional Information......................................................................................18
     Minimum Investment Required.................................................................................18
     What Shares Cost............................................................................................18
     Certificates and Confirmations..............................................................................19
     Dividends...................................................................................................19
     Capital Gains...............................................................................................19
Exchanges........................................................................................................19
Redeeming Shares.................................................................................................20
     Receiving Payment...........................................................................................20
     Accounts with Low Balances..................................................................................20
Shareholder Information..........................................................................................21
     Voting Rights...............................................................................................21
     Massachusetts Law...........................................................................................21
Effect of Banking Laws...........................................................................................21
Tax Information..................................................................................................22
     Federal Income Tax..........................................................................................22
     Additional Tax Information for Government Cash Reserves Fund................................................22
     Additional Tax Information for Tax Exempt Money Market Fund.................................................22
Performance Information..........................................................................................23
Addresses........................................................................................................25

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------


                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................................None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).........................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)..................................................................None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................None
Exchange Fee...................................................................................................None

                         Annual Fund Operating Expenses
                     (As a percentage of average net assets)


                                                         MANAGEMENT     OTHER           TOTAL OPERATING
                                                          FEES (1)    EXPENSES(2)         EXPENSES(3)
                                                          --------    -----------         -----------
         Government Cash Reserves Fund ................   0.40%          0.17%              0.57%
         Commercial Paper Fund.........................   0.38%          0.14%              0.52%
         Tax Exempt Money Market Fund .................   0.40%          0.33%              0.73%
         U.S. Treasury Obligations Fund ...............   0.26%          0.12%              0.38%
         -------



         (1) The management fees of the Commercial Paper Fund, Tax Exempt Money Market Fund and U.S. Treasury Obligations Fund have been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The investment advisor can terminate these voluntary waivers at any time in its sole discretion. The maximum management fee for each of the Commercial Paper Fund and U.S. Treasury Obligations Fund is 0.40%.
              The maximum management fee for the Tax Exempt Money Market Fund is 0.50%.

         (2) Other expenses have been reduced to reflect the voluntary waiver of fees by the administrator. In the absence of such waivers, other expenses for the Government Cash Reserves Fund, Commercial Paper Fund, Tax Exempt Money Market Fund and U.S. Treasury Obligations Fund would be 0.27%, 0.24%, 0.43% and 0.22%, respectively.

         (3) Absent the voluntary waivers by the investment advisor and the administrator, Total Institutional Shares Operating Expenses for the Government Cash Reserves Fund, Commercial Paper Fund, Tax Exempt Money Market Fund and U.S. Treasury Obligations Fund would be 0.67%, 0.64%, 0.93% and 0.62%, respectively. Expense information for the Tax Exempt Money Market Fund is based on estimates for the current fiscal year.


         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INSTITUTIONAL SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIFTH THIRD FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

EXPENSE EXAMPLES:

         You would pay the following expenses on a $1,000 investment in Institutional Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period. Institutional Shares have no sales load (charge) or redemption fees.



                                                   1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                   ------        -------        -------        --------
         Government Cash Reserves Fund..........    $ 6           $ 18            $ 32           $ 71
         Commercial Paper Fund..................    $ 5           $ 17            $ 29           $ 65
         Tax Exempt Money Market Fund...........    $ 7           $ 23            $ 41           $ 91
         U.S. Treasury Obligations Fund ........    $ 4           $ 12            $ 21           $ 48


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD GOVERNMENT CASH RESERVES FUND-INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998 on the Trust's financial statements is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained from the Trust.



                                                                              YEAR ENDED JULY 31,
                                            ------------------------------------------------------------------------------------
                                            1998          1997          1996          1995          1994         1993      1992*
                                            ----          ----          ----          ----          ----         ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD...     $1.00        $1.00          $1.00        $1.00         $1.00        $1.00     $1.00
                                            -----        -----          -----        -----         -----        -----     -----
Income from investment operations:
Net investment income..................      0.05         0.05           0.05         0.05          0.03         0.03      0.04

Less distributions:
Dividends to shareholders from net
   investment income...................     (0.05)       (0.05)         (0.05)       (0.05)        (0.03)       (0.03)    (0.04)
                                            -----        -----          -----        -----         -----        -----     -----

NET ASSET VALUE, END OF PERIOD.........     $1.00        $1.00          $1.00        $1.00         $1.00        $1.00     $1.00
                                            =====        =====          =====        =====         =====        =====     =====

Total return...........................      5.13%        5.01%          5.11%        5.22%         3.03%        2.76%     4.19%

Ratios to Average Net Assets:
   Expenses............................      0.52%        0.51%          0.50%        0.50%         0.50%        0.50%     0.50%
   Net investment income...............      5.02%        4.90%          4.99%        5.17%         3.01%        3.22%     4.14%
   Expense waiver/reimbursement (a)....      0.12%        0.09%          0.07%        0.20%         0.13%        0.15%     0.15%

Supplemental data:
   Net assets, end of period (000).....  $221,034     $162,543       $132,326     $129,603      $106,632      $92,993   $82,888

-------

* Reflects operations for the period from November 25, 1991 (date of initial public investment) to July 31, 1992.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD COMMERCIAL PAPER FUND-INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998 on the Trust's financial statements is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained from the Trust.



                                                              YEAR ENDED JULY 31,
                                          -------------------------------------------------------
                                           1998         1997        1996        1995        1994
                                           ----         ----        ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD..     $1.00        $1.00       $1.00       $1.00       $1.00
                                           -----        -----       -----       -----       -----

Income from investment operations:
Net investment income.................      0.05         0.05        0.05        0.05        0.03

Less distributions:
Dividends to shareholders from net
   investment income..................     (0.05)       (0.05)      (0.05)      (0.05)      (0.03)
                                           -----        -----       -----       -----       -----

NET ASSET VALUE, END OF PERIOD........     $1.00        $1.00       $1.00       $1.00       $1.00
                                           =====        =====       =====       =====       =====

Total return..........................      5.25%        5.11%       5.20%       5.25%       3.02%

Ratios to Average Net Assets:
   Expenses...........................      0.52%        0.52%       0.49%       0.49%       0.49%
   Net investment income..............      5.13%        4.99%       5.07%       5.12%       2.97%
   Expense waiver/reimbursement (a)...      0.12%        0.09%       0.08%       0.09%       0.10%

Supplemental data:
   Net assets, end of period (000)....  $368,348     $341,827    $300,821    $223,640    $213,126


                                                             YEAR ENDED JULY 31,
                                          ------------------------------------------------------
                                           1993        1992        1991         1990        1989*
                                           ----        ----        ----         ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD..     $1.00       $1.00       $1.00        $1.00       $1.00
                                           -----       -----       -----        -----       -----

Income from investment operations:
Net investment income.................      0.03        0.04        0.07         0.08        0.01

Less distributions:
Dividends to shareholders from net
   investment income..................     (0.03)      (0.04)      (0.07)       (0.08)     (0.01)
                                           -----        -----       -----       -----       -----

NET ASSET VALUE, END OF PERIOD........     $1.00       $1.00       $1.00        $1.00      $1.00
                                           =====       =====       =====        =====      =====

Total return..........................      2.78%       4.27%       6.89%        8.22%      1.19%

Ratios to Average Net Assets:
   Expenses...........................      0.48%       0.46%       0.50%        0.53%      0.45%
   Net investment income..............      2.75%       4.19%       6.61%        7.86%      8.95%
   Expense waiver/reimbursement (a)...      0.12%       0.14%       0.14%        0.16%      0.35%

Supplemental data:
   Net assets, end of period (000)....  $180,065    $194,308    $213,889     $174,727    $62,225



-------

* Reflects operations for the period from June 14, 1989 (date of initial public offering) to July 31, 1989.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD TAX EXEMPT MONEY MARKET FUND-INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


On September 21, 1998, holders of a single class of shares of the Cardinal Tax Exempt Money Market Fund exchanged their shares for either Investment A Shares or Institutional Shares of the Fifth Third Tax Exempt Money Market Fund (formerly known as the Fountain Square Tax Exempt Money Market Fund). The following table illustrating the historical performance of that class of shares for the fiscal year ended September 30, 1998, has been audited by Ernst & Young LLP, the Trust's independent auditors. Prior periods shown were audited by KPMG Peat Marwick LLP. The report of Ernst & Young LLP, dated October 28, 1998, on the financial statements of the Fountain Square Tax Exempt Money Market Fund, for the year ended September 30, 1998, is included in the Combined Statement of Additional Information, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and the notes thereto, which may be obtained from the Trust.



                                                                             YEAR ENDED SEPTEMBER 30,
                                       --------------------------------------------------------------------------------------------
                                       1998*     1997      1996      1995      1994      1993     1992     1991      1990     1989
                                       ----      ----      ----      ----      ----      ----     ----     ----      ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD  $1.00    $1.00      $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00
                                      -----    -----      -----     -----     -----     -----    -----     -----     -----    -----

Income from investment operations:
Net investment income...............    0.0     0.03       0.03      0.03      0.02      0.02     0.03      0.04      0.05     0.06

Less distributions:
Dividends to shareholders from net
   investment income................   (0.0)   (0.03)     (0.03)    (0.03)    (0.02)    (0.02)   (0.03)    (0.04)    (0.05)   (0.06)
                                      -----    -----      -----     -----     -----     -----    -----     -----     -----    -----

NET ASSET VALUE, END OF PERIOD......  $1.00    $1.00      $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00
                                      =====    =====      =====     =====     =====     =====    =====     =====     =====    =====

Total return........................   2.74%    2.72%      2.63%     3.02%     1.78%     1.81%    2.62%     4.40%     5.41%    5.95%

Ratios to Average Net Assets:
   Expenses.........................   0.63%    0.80%      0.89%     0.83%     0.76%     0.77%    0.76%     0.72%     0.76%    0.72%
   Net investment income............   3.09%    2.79%      2.66%     2.99%     1.78%     1.80%    2.59%     4.31%     5.26%    5.79%

Supplemental data:
   Net assets, end of period (000).. $7,953  $60,284    $59,915   $64,780   $80,531   $91,159  $70,054   $85,488   $82,988  $82,031


-------
* Reflects operations for the period form September 21, 1998 (date of commencement of operations) to September 30, 1998.

(a) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and the activity of the Institutional Shares for the period from September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.
(b)    Annualized.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


FIFTH THIRD U.S. TREASURY OBLIGATIONS FUND-INSTITUTIONAL SHARES
(For a share outstanding throughout each period)


The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 24, 1998 on the Trust's financial statements is included in the Fountain Square Funds Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's financial statements and the notes thereto, which may be obtained from the Trust.



                                                             YEAR ENDED JULY 31,
                                           ---------------------------------------------------
                                           1998       1997       1996        1995         1994
                                           ----       ----       ----        ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD..    $1.00      $1.00      $1.00       $1.00        $1.00
                                          -----      -----      -----       -----        -----

Income from investment operations:
Net investment income.................     0.05       0.05       0.05        0.05         0.03

Less distributions:
Dividends to shareholders from net
   investment income..................    (0.05)     (0.05)     (0.05)      (0.05)       (0.03)
                                          -----      -----      -----       -----        -----

NET ASSET VALUE, END OF PERIOD........    $1.00      $1.00      $1.00       $1.00        $1.00
                                          =====      =====      =====       =====        =====

Total return..........................     5.31%      5.11%      5.24%       5.18%        3.02%

Ratios to Average Net Assets:
   Expenses...........................     0.38%      0.42%      0.43%       0.44%        0.44%
   Net investment income..............     5.19%      5.00%      5.10%       5.07%        2.99%
   Expense waiver/reimbursement (a)...     0.24%      0.17%      0.12%       0.11%        0.14%

Supplemental data:
   Net assets, end of period (000).... $876,089   $539,087   $489,228    $321,640     $336,229



                                                             YEAR ENDED JULY 31,
                                           ----------------------------------------------------
                                           1998       1997       1996        1995         1994
                                           ----       ----       ----        ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD..    $1.00      $1.00      $1.00       $1.00        $1.00
                                          -----      -----      -----       -----        -----

Income from investment operations:
Net investment income.................     0.03       0.04       0.07        0.08         0.06

Less distributions:
Dividends to shareholders from net
   investment income..................    (0.03)     (0.04)     (0.07)      (0.08)       (0.06)
                                          -----      -----      -----       -----        -----

NET ASSET VALUE, END OF PERIOD........    $1.00      $1.00      $1.00       $1.00        $1.00
                                          =====      =====      =====       =====        =====

Total return..........................     2.82%      4.32%      6.74%       8.15%        5.65%

Ratios to Average Net Assets:
   Expenses...........................     0.44%      0.45%      0.49%       0.54%        0.56%
   Net investment income..............     2.79%      4.18%      6.33%       7.84%        8.71%
   Expense waiver/reimbursement (a)...     0.15%      0.15%      0.15%       0.15%        0.15%

Supplemental data:
   Net assets, end of period (000)...  $290,408   $339,924   $242,247    $138,368     $141,743



------

* Reflects operations for the period from December 1, 1989 (date of initial public offering) to July 31, 1989.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
-------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This Prospectus relates only to Institutional Shares of the Funds described herein. These Funds are intended to provide a convenient means of accumulating interests in professionally managed portfolios.

For information on how to purchase Institutional Shares of any of the Funds offered by this Prospectus, please refer to "Investing in the Funds." Institutional Shares are only offered to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

A minimum initial investment of $1,000 is required for each Fund offered by this Prospectus. Subsequent investments must be in amounts of at least $50. Each of the Funds offered by this Prospectus attempts to stabilize the value of its shares at $1.00. Shares are currently sold and redeemed at that price. Information on redeeming shares may be found under "Redeeming Shares." Each of the Funds offered by this Prospectus is advised by Fifth Third Bank ("Fifth Third Bank" or the "Advisor").

YEAR 2000 RISK


Investors should be aware that, like other mutual funds and financial and business organizations around the world, each of the Funds offered by this Prospectus could be adversely impacted if the computer systems used by Fifth Third Bank, BISYS Fund Services L.P. ("BISYS") or other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as "Year 2000 Risk." Fifth Third Bank and BISYS are taking steps that they believe are reasonably designed to address Year 2000 Risk with respect to their computer systems and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds.


OBJECTIVES OF THE FUNDS
-------------------------------------------------------------------------------


The investment objectives and policies of each Fund offered by this Prospectus appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

GOVERNMENT CASH RESERVES FUND

The investment objective of the Government Cash Reserves Fund is high current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the advisor deems it advantageous to do so. Please see the "Tax Information" section of this Prospectus.

Acceptable Investments. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: Federal Farm Credit Banks, Federal Home Loan Banks and the Student Loan Marketing Association; and

o    repurchase agreements collateralized by securities listed above.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

o    the credit of the agency or instrumentality.


INVESTMENT LIMITATIONS. The Government Cash Reserves Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

COMMERCIAL PAPER FUND


The investment objective of the Commercial Paper Fund is current income consistent with stability of principal. The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its total assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or that are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

o domestic issues of corporate debt obligations, including variable rate demand notes;

o    commercial paper (including Canadian Commercial Paper and Europaper);

o certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");

o    short-term credit facilities, such as demand notes;

o obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

o    other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.


BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDS") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced by a bank's letter of credit as bank instruments.

ECDs, ETDs, Yankee CDS, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDS because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. These factors will be carefully considered by the Fund's advisor in selecting investments for the Fund.

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participation in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS. The Commercial Paper Fund will not borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets. With respect to 75% of the value of its total assets the Fund will not invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.


REGULATORY COMPLIANCE. The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this Prospectus and the Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TAX EXEMPT MONEY MARKET FUND


The investment objective of the Tax Exempt Money Market Fund is to maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity. The Fund pursues its investment objective by investing in a portfolio of high-grade short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes. The average maturity of securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Under normal market conditions, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

o debt obligations of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision, authority, agency or instrumentality of any of these, which have, or are deemed to have, remaining maturities of 397 calendar days or less;

o participation interests, as described below, in any of the above obligations; and

o bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes.

CHARACTERISTICS. The municipal securities which the Fund buys are rated in one of the two highest rating categories by an NRSRO for short-term tax-exempt securities, or, if not rated, are deemed by Fifth Third Bank to be of comparable quality. Downgrades will be evaluated on a case by case basis by Fifth Third Bank. Fifth Third Bank will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Fund intends to invest more than 25% of its assets in certain variable rate demand municipal securities, including participation interests therein. Variable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Fund is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities.

Variable interest rates are normally based on a published interest rate or interest rate index or similar standard, such as the 91-day U.S. Treasury bill rate. Fifth Third Bank will monitor the pricing, quality, and liquidity of the variable rate demand municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Variable rate demand municipal securities may be considered to be derivative securities. A derivative security is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity, or other asset. As stated above, the Fund has no limit as to the percentage of its total assets that may be invested in variable rate demand municipal securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. Participation interests in which the Fund invests will have a demand feature which permits the Fund to demand payment from the seller of the principal amount of the Fund's participation plus accrued interest thereon. This demand feature will often be supported by a letter of credit or comparable guarantee provided by the selling financial institution.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the foregoing.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. Use of repurchase agreements may cause the Fund to earn income which would be taxable to its shareholders.

TEMPORARY INVESTMENTS. For defensive purposes only, and in such amounts up to 100% of total assets as Fifth Third Bank in its judgment believes market conditions warrant, the Fund may also temporarily invest in the following types of taxable money market securities:

o money market instruments consisting of marketable obligations issued or guaranteed by the U.S; government, its agencies or instrumentalities;

o deposit obligations of banks and savings and loan associations which are members of the Federal Deposit Insurance Corporation;

o    bankers' acceptances;

o    high-grade commercial paper guaranteed or issued by domestic corporations;
     and

o    repurchase agreements secured by any of the above.

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis. Investment in shares of other investment companies may subject the Fund to additional or duplicative fees and expenses.

INVESTMENT LIMITATIONS. The Tax Exempt Money Market Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.


The above investment limitations cannot be changed without shareholder approval. Compliance with the investment limitations of the Fund is subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

Other investment limitations of the Fund are described in the Combined Statement of Additional Information.

U.S. TREASURY OBLIGATIONS FUND

The investment objective of the U.S. Treasury Obligations Fund is stability of principal and current income consistent with stability of principal. The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The average maturity of the Fund's portfolio, computed on a dollar weighted basis, will be 120 days or less. As a matter of operating policy, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet current regulatory requirements.

ACCEPTABLE INVESTMENTS. The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. All U.S. Treasury obligations in which the Fund invests mature in one year or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

REPURCHASE AGREEMENTS. The Fund may invest in U.S. Treasury obligations pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. Treasury obligations to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

INVESTMENT LIMITATIONS. As a matter of investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than 10% of the Fund's net assets.

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund offered by this Prospectus may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each of the Funds offered by this Prospectus with the exception of the U.S. Treasury Obligations Fund may lend its portfolio securities, in an amount up to one-third of the value of its total assets, on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the lending Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

FIFTH THIRD FUNDS INFORMATION
-------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds offered by this Prospectus are made by Fifth Third Bank, subject to direction by the Trustees. Fifth Third Bank continually conducts investment research and supervision for the Funds offered by this Prospectus and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from these Funds.


ADVISORY FEES. Fifth Third Bank receives an investment advisory fee at annual rates equal to the percentages of the relevant Fund's average daily net assets as follows: Government Cash Reserves Fund, Commercial Paper Fund and U.S. Treasury Obligations Fund-0.40%; and Tax Exempt Money Market Fund-0.50%. Fifth Third Bank may voluntarily choose to waive a portion of its fees or reimburse other expenses of a Fund, but reserves the right to terminate such waiver or reimbursement at any time in its sole discretion.

ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of September 30, 1998, Fifth Third Bank and its affiliates managed assets in excess of $15 billion on a discretionary basis and provided custody services for additional assets in excess of $119 billion. Fifth Third Bank has managed mutual funds since 1988.

Fifth Third Bank has managed pools of commingled funds since 1953. As of September 30, 1998, Fifth Third Investment Advisors, a division of Fifth Third Bank mutual funds since 1998, managed six such pools with total assets of over $355 million.


As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF SHARES

BISYS serves as the distributor for the Trust. BISYS is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

PAYMENTS TO FINANCIAL INSTITUTIONS

BISYS Fund Services, Fifth Third Bank or their affiliates may offer to pay a fee from their own assets to financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by BISYS Fund Services may be reimbursed by Fifth Third Bank or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. BISYS serves as the administrator of the Trust. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

                      MAXIMUM                        AVERAGE AGGREGATE DAILY
                 ADMINISTRATIVE FEE                  NET ASSETS OF THE TRUST
                 ------------------                  -----------------------
                       0.20%                         of the first $1 billion
                       0.18%                         of the next $1 billion
                       0.17%                         in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS computed daily and paid periodically calculated at an annual rate of 0.025% of average aggregate daily net assets of the Trust.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Ernst & Young LLP, Cincinnati, Ohio.

NET ASSET VALUE
-------------------------------------------------------------------------------

Each of the Funds offered by this Prospectus attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share for each Institutional Share of a Fund is determined by adding the interest of the Institutional Shares in the assets of such Fund, subtracting the specific liabilities attributable to Institutional Shares and the interest of Institutional Shares in the general liabilities of the Fund, and dividing the remainder by the number of Institutional Shares outstanding. None of the Funds offered by this Prospectus can guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined as of the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

Each of the Government Cash Reserves Fund, Commercial Paper Fund and Tax Exempt Money Market Fund issues two classes of shares: Institutional Shares and Investment A Shares. A separate prospectus for Investment A Shares of these Funds can be obtained by contacting the Trust. Investment A Shares are subject to different levels of expenses than Institutional Shares.

SHARE PURCHASES

Institutional Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Institutional Shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Trust reserves the right to reject any purchase request. Purchases of Institutional Shares may not be available to investors in all states.

Institutional Shares of the Funds offered by this Prospectus may be purchased either through: the Trust Department of Fifth Third Bank; qualified employee retirement plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; or broker-dealers, investment advisors, financial planners or other financial institutions who place trades for their own account or the accounts of their clients for a management, consulting or other fee.

Purchase orders must be received by the Trust by 11:00 a.m. (Eastern time) in order for Institutional Shares to be purchased at that day's price. Orders placed through financial institutions must be transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

Payment may be made to the Trust's custodian either by check or by federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. Proceeds from redeemed shares purchased by check will not be sent until the check has cleared. When payment is made with federal funds, the order is considered received when federal funds are received by the custodian. Federal funds should be wired to the Trust as follows: ABA No. 042 000 314 Fifth Third Cincinnati; Attention:
Fifth Third Funds Department; For Credit to: (shareholder's name and account number); For Further Credit to: Fifth Third (name of applicable Fund) Fund-Institutional Shares. Investors should consult their financial institutions for wiring instructions.

ADDITIONAL INFORMATION

From time to time, shares of the Funds offered by this Prospectus may be purchased by Fifth Third Bank or BISYS in connection with various promotions of the Fifth Third Funds. In these cases, Fifth Third Bank or BISYS will distribute Fund shares to existing or potential investors as an incentive to purchase such Fund.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

The minimum investment requirements do not apply with respect to accounts that have been established to invest cash accumulations in the Funds automatically. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this Prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. No sales charge is imposed on Institutional Shares.

CERTIFICATES AND CONFIRMATIONS

The transfer agent for the Trust maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Institutional Shares unless cash payments are requested by writing to the Trust. Purchase orders received by the Trust before 11:00 a.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

If a Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, any of the Funds offered by this Prospectus realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
-------------------------------------------------------------------------------


Shareholders may exchange Institutional Shares of any of the Funds offered by this Prospectus for Institutional Shares of any of the Funds in the Trust, including those not offered by this Prospectus, by contacting the financial institution responsible for the account. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Institutional Shares of one Fund for Institutional Shares of any of the other Funds of the Trust will be executed by redeeming the shares owned at net asset value and purchasing Institutional Shares of the other Funds at the net asset value next determined after the exchange request is received. Orders for exchanges involving any of the Funds offered by this Prospectus must be received by the Trust prior to 11:00 a.m. (Eastern time) on any day that the Trust is open for business. Orders for exchanges involving the non-money market Funds of the Trust must be received by 2:30 p.m. (Eastern time). Orders which are received prior to the applicable cut-off time will be executed as of the close of business that day. Orders received after the applicable cut-off time will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time.
Shareholders will be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
-------------------------------------------------------------------------------

Each of the Funds offered by this Prospectus redeems Institutional Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Fund being redeemed computes its net asset value. Requests for redemption must be received in proper form as described below and must be made through a shareholder's financial representative. Orders must be received by the financial institution and transmitted to the Trust before 11:00 a.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit such orders promptly; however, investors should allow sufficient time for orderly processing and transmission.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

o    a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchange;

o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Trust has received payment for shares from the shareholder.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1998, Fifth Third Bank may for certain purposes be deemed to control several of the Funds of the Trust because it is owner of record of more than 5% of the outstanding shares of such Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of any Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of the applicable Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the applicable Fund.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The investment advisor of the Funds offered by this Prospectus, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Funds offered by this Prospectus. In such event, changes in the operation of these Funds may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

None of the Funds offered by this Prospectus will pay any federal income tax because they each expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other Funds, if any, will not be combined for tax purposes with those realized by any other Fund of the Trust.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

ADDITIONAL TAX INFORMATION FOR GOVERNMENT CASH RESERVES FUND

The Government Cash Reserves Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Government Cash Reserves Fund may also invest in other U.S. government securities if the Advisor deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Government Cash Reserves Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR TAX EXEMPT MONEY MARKET FUND


The Tax Exempt Money Market Fund will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Tax Exempt Money Market Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Tax Exempt Money Market Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Tax Exempt Money Market Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Tax Exempt Money Market Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, each of the Funds offered by this Prospectus advertises its yield and effective yield for Institutional Shares. The Tax Exempt Money Market Fund may also advertise its tax-equivalent yield. The yield of the Institutional Shares of a Fund represents the annualized rate of income earned on an investment in such Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Institutional Shares of a Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of the Institutional Shares of a Fund, assuming a specific tax rate.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Institutional Shares of a Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of a Fund to certain indices.

ADDRESSES
-------------------------------------------------------------------------------


Fifth Third Government Cash Reserves Fund                     Fifth Third Funds
Fifth Third Commercial Paper Fund                             c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund                      38 Fountain Square Plaza
Fifth Third U.S. Treasury Obligations Fund                    Cincinnati, Ohio 45263

----------------------------------------------------------------------------------------------------------


Investment Advisor                                            Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263

----------------------------------------------------------------------------------------------------------


Custodian, Transfer Agent, Dividend Disbursing Agent
 and Sub-Administrator                                        Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263

----------------------------------------------------------------------------------------------------------


Distributor and Administrator                                 BISYS Fund Services, L.P.
                                                              3435 Stelzer Road
                                                              Columbus, Ohio 43219

----------------------------------------------------------------------------------------------------------


Independent Auditors                                          Ernst & Young LLP
                                                              1300 Chiquita Center
                                                              250 East Fifth Street
                                                              Cincinnati, Ohio 45202

----------------------------------------------------------------------------------------------------------

                                  [BACK COVER]


                               [Fifth Third Logo]

                                FIFTH THIRD BANK
                               Investment Advisor

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                               INVESTMENT A SHARES
                               INVESTMENT C SHARES
                              INSTITUTIONAL SHARES


                  COMBINED STATEMENT OF ADDITIONAL INFORMATION



This Combined Statement of Additional Information relates only to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):


         o    Fifth Third Quality Growth Fund;
         o    Fifth Third Equity Income Fund;
         o    Fifth Third Cardinal Fund;
         o    Fifth Third Pinnacle Fund;
         o    Fifth Third Balanced Fund;
         o    Fifth Third Mid Cap Fund;
         o    Fifth Third International Equity Fund;
         o    Fifth Third Bond Fund For Income;
         o    Fifth Third Quality Bond Fund;
         o    Fifth Third U.S. Government Securities Fund;
         o    Fifth Third Municipal Bond Fund; and
         o    Fifth Third Ohio Tax Free Bond Fund


This Combined Statement of Additional Information should be read with the applicable share class Prospectus for the Funds dated November 2, 1998. This Statement is not a prospectus itself. To receive a copy of the appropriate Prospectus, please write the Trust or call toll-free (888) 799-5353.

                                FIFTH THIRD FUNDS
                              C/O FIFTH THIRD BANK
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263






                                November 2, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

General Information About the Trust............................................1
Investment Objectives and Policies of the Funds................................1
     Types of Investments......................................................1
     Lending of Portfolio Securities..........................................12
     Restricted and Illiquid Securities.......................................12
     Portfolio Turnover.......................................................13
     Fundamental Investment Limitations.......................................14
     Other Investment Limitations.............................................15
Fifth Third Funds Management..................................................17
     Officers and Trustees....................................................17
     Trust Ownership..........................................................18
     Trustees' Compensation...................................................19
     Trustee Liability........................................................19
Investment Advisory Services..................................................19
     Advisors to the Trust....................................................19
     Advisory Fees............................................................19
     Sub-Advisor..............................................................20
     Sub-Advisory Fees........................................................20
Administrative Services.......................................................20
     Transfer Agent and Dividend Disbursing Agent.............................22
Brokerage Transactions........................................................22
Purchasing Shares.............................................................24
     Conversion to Federal Funds..............................................24
     Exchanging Securities for Fund Shares....................................24
Determining Net Asset Value...................................................24
     Determining Market Value of Securities...................................24
     Valuing Municipal Bonds..................................................25
     Use of Amortized Cost....................................................25
     Trading in Foreign Securities............................................25
Redeeming Shares..............................................................26
     Redemption in Kind.......................................................26
Tax Status....................................................................26
     The Funds' Tax Status....................................................26
     Shareholders' Tax Status.................................................26
     Capital Gains............................................................27
     Foreign Taxes............................................................27
Total Return..................................................................27
Yield.........................................................................29
Tax-Equivalent Yield..........................................................29
     Tax Equivalency Table....................................................29
Performance Comparisons.......................................................32
Financial Statements..........................................................35
Appendix A -- Description of Bond Ratings.....................................36
Appendix B -- Financial Statements of the Fifth Third Funds
     (Cardinal Fund and Tax Exempt Money Market Fund).........................39

GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The name of the Trust was changed, effective November 1, 1998, from Fountain Square funds to Fifth Third Funds. This Combined Statement of Additional Information relates only to Investment A Shares, Investment C Shares and Institutional Shares of the following Funds: Fifth Third Quality Growth Fund ("Quality Growth Fund"), Fifth Third Equity Income Fund ("Equity Income Fund"), Fifth Third Cardinal Fund ("Cardinal Fund"), Fifth Third Pinnacle Fund ("Pinnacle Fund"), Fifth Third Balanced Fund ("Balanced Fund"), Fifth Third Mid Cap Fund ("Mid Cap Fund"), Fifth Third International Equity Fund ("International Equity Fund"), Fifth Third Bond Fund For Income ("Bond Fund For Income"), Fifth Third Quality Bond Fund ("Quality Bond Fund"), Fifth Third U.S. Government Securities Fund ("Government Securities Fund"), Fifth Third Municipal Bond Fund ("Municipal Bond Fund"), and Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Bond Fund").

All of the Funds described herein except the Pinnacle Fund are advised by Fifth Third Bank ("Fifth Third Bank"). The Pinnacle Fund is advised by Heartland Capital Management, Inc. ("Heartland"), a wholly-owned subsidiary of Fifth Third Bancorp., the parent of Fifth Third Bank. The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. ("MSAM"). Fifth Third Bank, Heartland and MSAM may be referred to individually as the "Advisor," or collectively as the "Advisors."


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
--------------------------------------------------------------------------------

The Prospectuses for the Funds discuss the objectives of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS


BANK INSTRUMENTS. The Quality Growth Fund, Equity Income fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, Bond Fund For Income, Quality Bond Fund and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

FUTURES AND OPTIONS TRANSACTIONS. All of the Funds described herein (except the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.


As a means of reducing fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. A Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase current income.

A Fund will maintain its position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


         FUTURES CONTRACTS. All of the Funds described herein (with the exception of the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.


         Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

         The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.


         STOCK INDEX OPTIONS. Each of the Funds (except the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.


         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each of the Funds described herein (except the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. A Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.


         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.


         CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each of the Funds described herein (except the Pinnacle fund, Municipal Bond Fund and the Ohio Tax Free Bond Fund) may write listed call options or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates, or in the case of International Equity Fund, when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.


         Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

         When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

         LIMITATION ON OPEN FUTURES POSITIONS. None of the Funds described herein will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


         PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. Each of the Funds described herein (except the Pinnacle Fund, Municipal Bond Fund and Ohio Tax Free Bond Bund) may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. Each of the Funds described herein (except the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle Fund) may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

         OVER-THE-COUNTER OPTIONS. Each of the Funds described herein (except the Ohio Tax Free Bond Fund, the Municipal Bond Fund and the Pinnacle
         Fund) may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). Each of the Bond Fund for Income, Quality Bond Fund, Government Securities Fund and Balanced Fund may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.


CONVERTIBLE SECURITIES. Each of the Quality Growth Fund, Equity Income Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, and International Equity Fund may invest in convertible securities. Convertible securities are securities, including fixed-income securities, that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities in which the above-mentioned Funds may invest may take the form of convertible preferred stock, convertible bonds or convertible debentures. The convertible securities in which each of the above-mentioned Funds except the Pinnacle Fund may invest also include units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.


Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. Otherwise, a Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


WARRANTS. Each of the Quality Growth Fund, Equity Income Fund, Balanced Fund, Mid Cap Fund and the International Equity Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


MUNICIPAL SECURITIES. The Ohio Tax Free Bond Fund may invest in Ohio municipal securities ("Ohio Obligations") that have the characteristics set forth in the Prospectuses for that Fund. The Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the Prospectuses for that Fund. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the above-mentioned Funds will try to use comparable ratings as standards in accordance with the investment policies described in their Prospectuses.

Examples of municipal securities are:

         o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

         o    municipal notes and tax-exempt commercial paper;

         o    serial bonds;

         o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

         o bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

         o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

         o    general obligation bonds.

         PARTICIPATION INTERESTS. The Ohio Tax Free Bond Fund and the Municipal Bond Fund may invest in participation interests. The financial institutions from which the Ohio Tax Free Bond Fund and the Municipal Bond Fund purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         VARIABLE RATE MUNICIPAL SECURITIES. The Ohio Tax Free Bond Fund and the Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by these Funds are subject to repayment of principal (usually within seven days) on demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         MUNICIPAL LEASES. The Ohio Tax Free Bond Fund and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
         (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.


         INVESTMENT RISKS (OHIO TAX FREE BOND FUND). Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations. There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last seven years the State rates were below the national rates (4.6% versus 4.9% in 1997). The unemployment rate and its effects vary among geographic areas of the State.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending fiscal year balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         The GRF appropriations act for the 1998-99 biennium was passed on June 25, 1997, and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act.

         The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation, with certain limited exceptions.

         By constitutional amendments, Ohio voters have authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At September 26, 1998, $1.12 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following:
         (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($26.7 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($1 billion outstanding or awaiting delivery); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resource purposes which may be outstanding at any one time ($88.6 million outstanding, with no more than $50 million to be issued in any one year).

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts (as of September 17, 1998) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has recently concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year (to March 1998) to permit time for responsive corrective actions. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $41.1 million for 28 districts in fiscal 1994, $71.1 million for 29 districts in fiscal 1995 (including $29.5 million for one district), $87.2 million for 20 districts in fiscal 1996 (including $42.1 million for one district), and $113.2 million for 12 districts in fiscal 1997 (including $90 million to one district for restructuring its prior loans), and $23.4 million for 10 districts in fiscal 1998.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. Similar procedures have recently been extended to counties and townships. Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 25 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village and three cities are in preliminary "fiscal watch" status). As of September 17, 1998, the 1996 school district "fiscal emergency" provision had been applied to six districts, and ten districts were on preliminary "fiscal watch" status.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

         Although the State's revenue obligations or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that economic difficulties and the resulting impact on State and local governmental finances will not adversely affect the market value of municipal obligations held in the portfolio of the Ohio Series or the ability of the respective obligors to make required payments on or leases relating to such obligations.


FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may engage in foreign currency transactions.

         CURRENCY RISKS. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The International Equity Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The International Equity Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

         The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

         When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

         A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund held securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put option to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, purchased a foreign currency call option to hedge against a rise in value of the currency, if the value of the currency depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call option. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

         SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

         In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. A Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. None of the Funds described herein intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

REPURCHASE AGREEMENTS. Each of the Funds described herein requires their custodian to take actual or constructive possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of such Fund and allow retention or disposition of such securities. The Funds described herein will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS. Each of the Funds described herein may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on that Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

Each of the Funds described herein may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Trust believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. Each of the Funds described herein intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         o        dealer undertakings to make a market in the security: and

         o the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

None of the Funds described herein will attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve a Funds investment objectives. The following is a list of the portfolio turnover rates for the Funds:


                                                       FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                                         JULY 31, 1998             JULY 31, 1997
                                                         -------------             -------------
         Quality Growth Fund...........................       45%                       37%
         Equity Income Fund (1)........................       41%                       28%
         Pinnacle Fund (2).............................       38%(3)                    50%
         Balanced Fund.................................      135%                      101%
         Mid Cap Fund..................................       44%                       52%
         International Equity Fund.....................       39%                       60%
         Bond Fund For Income(1).......................      127%                      157%(3)
         Quality Bond Fund.............................      279%                      182%
         Government Securities Fund....................      155%                      169%
         Municipal Bond Fund (1).......................      121%                       63%(3)
         Ohio Tax Free Fund............................       42%                       49%


         --------

         (1) Information for the fiscal year ended July 31, 1997 reflects the period from January 27, 1997 (date of initial public investment) to July 31, 1997.

         (2) Information includes portfolio turnover of the Fund's predecessor, The Pinnacle Fund.

         (3)  Annualized.


The portfolio turnover rate for the Cardinal Fund, which commenced public investment on September 21, 1998, is expected to be 30%, which includes portfolio turnover of the Fund's predecessor, Cardinal Fund.

The increases in portfolio turnover for each of the Government Securities Fund, the Quality Bond Fund, the Ohio Tax Free Bond Fund and the Balanced Fund were principally due to the unusually high level of volatility in the interest rate markets which produced increased trading opportunities. The increase in portfolio turnover for the International Equity Fund was principally due the Fund's adherence to its strategy of taking advantage of fluctuations in the overseas equities market, which was subject to greater volatility than usual.


FUNDAMENTAL INVESTMENT LIMITATIONS


The following investment limitations have been designated as "fundamental" investment policies and cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds described herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Bond Fund, Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.


The Funds described herein will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds described herein will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds described herein intend to borrow money.


SELLING SHORT AND BUYING ON MARGIN. None of the Funds described herein will sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund described herein (with the exception of Ohio Tax Free Bond Fund, Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


PLEDGING ASSETS. The Funds described herein will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

LENDING CASH OR SECURITIES. The Funds described herein will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.


INVESTING IN COMMODITIES. None of the Funds described herein will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds described herein (with the exception of Ohio Tax Free Bond Fund, Government Securities Fund, Municipal Bond Fund and Pinnacle Fund) may engage in transactions involving futures contracts or options on futures contracts.


INVESTING IN REAL ESTATE. None of the Funds described herein described herein will purchase or sell real estate, including limited partnership interests, although each of these Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or (with the exception of the Pinnacle Fund) in securities which are secured by real estate or interests in real estate.

DIVERSIFICATION OF INVESTMENTS. With respect to 75% of the value of their respective total assets, none of the Funds described herein (with the exception of Ohio Tax Free Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds described herein will acquire more than 10% of the outstanding voting securities of any one issuer.


DEALING IN PUTS AND CALLS. The Pinnacle Fund, Municipal Bond Fund and Ohio Tax Free Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS. The Quality Growth Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund and International Equity Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


Neither the Ohio Tax Free Bond Fund or the Municipal Bond Fund will purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, their Funds described herein may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

UNDERWRITING. None of the Funds described herein will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

OTHER INVESTMENT LIMITATIONS


The following investment limitations are "non-fundamental" and may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN RESTRICTED SECURITIES. The Funds described herein will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

INVESTING IN ILLIQUID SECURITIES. The Funds described herein will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds described herein will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds described herein will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.


INVESTING IN NEW ISSUERS. None of the Quality Growth Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, International Equity Fund, Quality Bond Fund or Government Securities Fund will invest more than 5% of the value of its respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.


Neither the Ohio Tax Free Bond Fund or the Municipal Bond Fund will invest more that 5% of the value of its respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.


INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. None of the Funds described herein will purchase or retain the securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank or (in the case of the Pinnacle Fund) Heartland, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.


INVESTING IN MINERALS. None of the Funds described herein Fund will purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

ARBITRAGE TRANSACTIONS. None of the Funds described herein will enter into transactions for the purpose of engaging in arbitrage.

PURCHASING SECURITIES TO EXERCISE CONTROL. None of the Funds described herein will purchase securities of a company for the purpose of exercising control or management.


INVESTING IN WARRANTS. None of the Quality Growth Fund, Equity Income Fund, Cardinal Fund, Balanced Fund, Mid Cap Fund, or International Equity Fund may invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.


INVESTING IN PUT OPTIONS. The International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Tax Free Bond Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

FIFTH THIRD FUNDS MANAGEMENT
--------------------------------------------------------------------------------


OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Heartland, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

NAME, ADDRESS AND AGE                         PRINCIPAL OCCUPATION                     POSITION
                                                                                       WITH TRUST
-----------------------------------------------------------------------------------------------------------
Albert E. Harris, 66                     Formerly, Chairman of the Board,          Chairman of the Board
5905 Graves Road                          EDB Holdings, Inc.                           of Trustees
Cincinnati, OH                            (retired, July 1993)
Birthdate: July 2, 1932

Edward Burke Carey, 53                   President of Carey Leggett                      Trustee
394 East Town Street                      Realty Advisors.
Columbus, OH
Birthdate: July 2, 1945

Lee A. Carter, 59                        Former President, Local                         Trustee
425 Walnut Street                         Marketing Corporation
Cincinnati, OH                            (retired, December 1993)
Birthdate: December 17, 1938

Stephen G. Mintos, 44                    Employee of BISYS Fund                          President
3435 Stelzer Road                         Services, Inc., since 1987
Columbus, Ohio  43219-3035
Birthdate: February 5, 1954

NAME, ADDRESS AND AGE                         PRINCIPAL OCCUPATION                      POSITION
                                                                                       WITH TRUST
-----------------------------------------------------------------------------------------------------------
George R. Landreth, 56                   Employee of BISYS Fund                        Vice President
3435 Stelzer Road                         Services, Inc., since 1992
Columbus, Ohio  43219-3035
Birthdate: July 11, 1942

Jeffrey C. Cusick, 39                    Employee of BISYS Fund                   Secretary and Treasurer
3435 Stelzer Road                         Services, Inc., from September
Columbus, Ohio  43219-3035                1993 until July 1995; Assistant
Birthdate: May 19, 1959                   Vice President, Federated
                                          Administrative Services from
                                          1995 to present; from September
                                          1993 to July 1995

TRUST OWNERSHIP

As of the date of this Statement of Additional Information, for each class of shares, officers and Trustees own less than 1% of the outstanding shares of each Fund.


As of September 30, 1998, there were no shareholders who owned more than 5% of the outstanding Investment A Shares or Investment C Shares of any of the Funds described herein.

As of September 30, 1998, Fifth Third Bank, as nominee for numerous trust and agency accounts, was the owner of record of more than 5% of the outstanding Institutional Shares of the Funds described herein as follows:



         Quality Growth Fund:.....................................  22,253,307 shs. 83.2%

         Equity Income Fund:......................................   9,135,493 shs. 91.3%

         Cardinal Fund:...........................................   2,027,941 shs. 11.7%

         Pinnacle Fund:...........................................     163,827 shs. 11.9%

         Balanced Fund:...........................................   8,576,016 shs. 65.0%

         Mid Cap Fund:............................................  12,050,740 shs. 84.9%

         International Equity Fund:...............................  12,664,777 shs. 96.3%

         Bond Fund For Income:....................................  15,599,024 shs. 69.2%

         Quality Bond Fund:.......................................  10,431,265 shs. 92.2%

         U.S. Government Securities Fund:.........................   4,040,822 shs. 88.9%

         Municipal Bond Fund:.....................................   9,631,919 shs. 99.9%

         Ohio Tax Free Bond Fund:.................................  16,579,722 shs. 88.0%



As of September 30, 1998, Butler Fairman & Seufert, Inc., Profit Sharing and 401(k) Plan, 9405 Delegates Row, Indianapolis, IN 46250, was the owner of record of 67,578 Shares (6.56%), and Heartland Capital Management Corp., Profit Sharing Trust, 36 S. Pennsylvania, Suite 610, Indianapolis, IN 46250, was the owner of 68,481 Shares (6.65%) of the Pinnacle Fund.

                             TRUSTEES' COMPENSATION

                                                                      AGGREGATE COMPENSATION
                  NAME AND CAPACITY IN WHICH                          RECEIVED FROM THE TRUST
                  REMUNERATION WAS RECEIVED                         WITH RESPECT TO ALL FUNDS*
                  -------------------------                         --------------------------
                  Edward Burke Carey, Trustee.....................             $7,800
                  Lee A. Carter, Trustee..........................             $7,800
                  Albert E. Harris, Trustee and Chairman..........             $9,800

---------
*Information is furnished for the fiscal year ended July 31, 1998. The Trust is the only investment company in the Fund complex. The aggregate compensation is provided for the Trust, which is comprised of sixteen portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------


ADVISORS TO THE TRUST


The Advisor to each of the Funds described herein of the Trust except the Pinnacle Fund is Fifth Third Bank. Fifth Third Bank provides investment advisory services through Fifth Third Investment Advisors, part of its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor to the Pinnacle Fund is Heartland Capital Management, Inc. Heartland is a wholly-owned subsidiary of Fifth Third Bancorp. Neither Fifth Third Bank nor Heartland shall be liable to the Trust, a Fund, or any shareholder of any of the Funds described herein for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of any lending relationship of Fifth Third Bank or its affiliates with an issuer.

ADVISORY FEES


For their advisory services, Fifth Third Bank or Heartland, as applicable, receives an annual investment advisory fee as described in the Prospectuses for the Funds described herein. The following shows all of the investment advisory fees incurred by these Funds and the amounts of those fees that were voluntarily waived for the fiscal years ended July 31, 1998, 1997 and 1996:

                                                               FISCAL YEAR ENDED JULY 31,
                                                1998                      1997                       1996
                                         ------------------    --------------------------    --------------------
FUND NAME                                INCURRED    WAIVED     INCURRED           WAIVED     INCURRED     WAIVED
---------                                --------    ------     --------           ------     --------     ------
Quality Growth Fund.................    $3,809,742  $  ----    $2,328,245         $  ----    $  901,809   $   953
Equity Income Fund..................     1,087,531                441,829(3)         ----           n/a       n/a
Pinnacle Fund.......................     98,525(2)                    n/a             n/a           n/a       n/a
Balanced Fund.......................     1,217,022     ----       861,073          17,327       632,772    36,873
Mid Cap Fund........................     1,725,385     ----     1,146,430           4,161       528,676    26,747
International Equity Fund...........     1,470,820     ----     1,360,967            ----     1,049,641    57,525
Bond Fund for Income................       937,636     ----       410,755(3)         ----           n/a       n/a
Quality Bond Fund...................       544,518     ----       483,167          17,650       402,013    35,943
U.S. Government Securities Fund.....       228,306   33,207       233,799          45,748       153,416    74,182
Municipal Bond Fund.................       591,384     ----       282,200(3)         ----           n/a       n/a
Ohio Tax Free Bond Fund (1).........       980,345     ----       813,101            ----       177,022     9,656

--------
(1) In addition to the waivers noted, Fifth Third Bank voluntarily reimbursed certain operating expenses of the Ohio Tax Free Bond Fund during the fiscal years ended July 31, 1998, 1997 and 1996 of $0, $11,621 and $84,063, respectively.

(2) For the period from March 9, 1998 (date of commencement of operations) to July 31, 1998.

(3) For the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.


Information relating to the Cardinal Fund is not provided, as that Fund did not commence operations until September 21, 1998.

SUB-ADVISOR

Morgan Stanley Asset Management, Inc. ("MSAM") is the sub-advisor to International Equity Fund under the terms of a Sub-Advisory Agreement between Fifth Third Bank and MSAM.

SUB-ADVISORY FEES

For its sub-advisory services, MSAM receives an annual sub-advisory fee paid by Fifth Third Bank as described in the Prospectuses.


For the years ended July 31, 1998, 1997 and 1996 MSAM earned fees from the International Equity Fund of $777,259, $680,483 and $524,821. For the fiscal year ended July 31, 1996, $28,763 of the fees earned was waived.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------



Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, began providing administrative personnel and services to the Funds described herein for the fees set forth in the Prospectuses. The following shows all fees earned by BISYS and the amounts of those fees that were voluntarily waived for the years ended July 31, 1998 and 1997 and the eight-month period ended July 31, 1996:

                                                   FISCAL YEAR ENDED JULY 31,                 EIGHT-MONTH PERIOD
                                          -------------------------------------------           ENDED JULY 31,
                                                 1998                     1997                       1996
                                          -------------------------------------------        --------------------
FUND NAME                                 INCURRED    WAIVED      INCURRED     WAIVED        INCURRED      WAIVED
---------                                 --------    ------      --------     ------        --------      ------
Quality Growth Fund....................   $747,192  $ 99,983      $396,610    $16,801         $56,852       $----
Equity Income Fund.....................    213,295   113,045        84,693     36,958(2)          n/a         n/a
Pinnacle Fund..........................     18,401    10,974           n/a        n/a             n/a         n/a
Balanced Fund..........................    239,664   115,632       141,253     30,357          39,823        ----
Mid Cap Fund...........................    329,485   115,507       191,888     16,294          33,025        ----
International Equity Fund..............    229,001      ----       166,482       ----         114,974(1)     ----
Bond Fund for Income...................    267,560   111,152       114,052     50,011(2)          n/a         n/a
Quality Bond Fund......................    155,380    99,049       114,352     29,728          35,961        ----
U.S. Government Securities Fund........     66,172    41,150        55,179     14,275          13,327        ----
Municipal Bond Fund....................    169,754   107,566        77,342     33,330(2)          n/a         n/a
Ohio Tax Free Bond Fund ...............    279,810   141,733       197,989     11,017          15,306        ----

--------

(1)      For the entire fiscal year, August 1, 1995 through July 31, 1996.

(2) For the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.


Information relating to the Cardinal Fund is not provided, as that Fund did not commence operations until September 21, 1998.


Until December 1, 1995, Federated Administrative Services, which is a subsidiary of Federated Investors, provided administrative personnel and services to the Funds described herein. The following shows all fees earned by Federated Administrative Services and the amounts of those fees that were voluntarily waived for the four-month period ended December 1, 1995:

                                                                   FOUR-MONTH PERIOD
                                                                 ENDED DECEMBER 1, 1995
                                                                 ----------------------
                  FUND NAME                                      INCURRED        WAIVED
                  ---------                                      --------        ------
                  Quality Growth Fund........................    $33,213         $ ----
                  Balanced Fund..............................     19,760           ----
                  Mid Cap Fund...............................     19,527           ----
                  International Equity Fund..................       ----           ----
                  Quality Bond Fund..........................     22,486           ----
                  Government Securities Fund.................     16,770           ----
                  Ohio Tax Free Bond Fund....................     16,770           ----


Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank began performing sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1998 and 1997, and the eight-month period ended July 31, 1996, Fifth Third Bank earned the following sub-administrative fees:

                                                FISCAL YEAR ENDED JULY 31,        EIGHT-MONTH PERIOD
                                                --------------------------          ENDED JULY 31,
FUND NAME                                           1998          1997                   1996
---------                                           ----          ----            ------------------
Quality Growth Fund...........................    $117,660       $72,758                $17,721
Equity Income Fund............................      33,586        13,918                   ----
Pinnacle Fund      ...........................       2,982           n/a                    n/a
Balanced Fund.................................      37,575        26,909                 12,428
Mid Cap Fund..................................      53,327        35,827                 28,558
International Equity Fund.....................      36,328        34,046                 16,694
Bond Fund for Income..........................      42,124        18,671                    n/a
Quality Bond Fund.............................      24,464        21,962                 11,231
U.S. Government Securities Fund...............      10,263        10,627                  4,161
Municipal Bond Fund...........................      26,569        12,827                    n/a
Ohio Tax Free Bond Fund ......................      44,062        36,959                  4,802



Information relating to fees paid by the Cardinal Fund for sub-administration services is not provided, as that Fund did not commence operations until September 21, 1998.


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, Morgan Stanley Trust Company, Brooklyn, NY, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians in accordance with regulations of the SEC. Morgan Stanley Trust Company is an affiliate of Morgan Stanley Asset Management, Inc. Fees for custody services are based upon the market value of Fund securities held in custody, plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Trust. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average aggregate net assets for the period, plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds described herein or to the Advisors and may include:

         o        advice as to the advisability of investing in securities;
         o        security analysis and reports;
         o        economic studies;

         o        industry studies;
         o        receipt of quotations for portfolio evaluations; and
         o        similar services.


The Advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 1998, the Funds described herein paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Quality Growth Fund, $101,448 of $510,067 total brokerage commissions paid; Mid Cap Fund, $46,704 of $327,482 total brokerage commissions paid; Balanced Fund, $27,095 of $144,151 total brokerage commissions paid; Government Securities Fund, all $1,406 of total brokerage commissions paid; Quality Bond Fund, all $300 of total brokerage commissions paid; Equity Income Fund, $41,804 of $162,686 total brokerage commissions paid; and International Equity Fund, $56,672 of $163,055 total brokerage commissions paid.


Research services provided by brokers may be used by the Advisors in advising the Funds described herein as well as other accounts. To the extent that receipt of these services may supplant services for which the Advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Funds described herein are made independently from those of the other accounts managed by the Advisors, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds described herein and one or more other accounts managed by the Advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


For the fiscal years ended July 31, 1998, 1997, and 1996, Morgan Stanley & Co. Incorporated, an affiliate of the International Equity Fund, earned $0, $0 and $104, respectively, in brokerage commissions, representing 0.00%, 0.00% and 0.09%, respectively, of the total brokerage commissions paid by the Fund. These transactions with Morgan Stanley & Co. Incorporated amounted to 0.00%, 0.00% and 0.29%, respectively, of the value of the Fund's securities transactions on which commissions were paid.

During the fiscal year ended July 31, 1998, the Bond Fund for Income purchased securities issued by Lehman Brothers Incorporated, one of the Trust's regular brokers or dealers, and held $5,000,000 of such securities at year end.

PURCHASING SHARES
--------------------------------------------------------------------------------


Shares of the Funds described herein are sold at their net asset value, plus any applicable sales charge, on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds described herein is explained in the applicable share class Prospectus under "Investing in the Funds."

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy for each Fund to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of the applicable Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by Fifth Third Bank.

The Trust values such securities in the same manner as it values assets for the Funds. The basis of the exchange will depend upon the net asset value of shares of the applicable Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Trust, along with the securities.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------


Net asset values of the Funds described herein generally change each day. The days on which the net asset value is calculated by these Funds are described in their Prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the portfolio securities of the Funds described herein (with the exception of Ohio Tax Free Bond Fund and Municipal Bond Fund) are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o        for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Trust will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

VALUING MUNICIPAL BONDS

With respect to Ohio Tax Free Bond Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by a Fund with remaining maturities of 60 days or less at the time of purchase may be its amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Advisors continually assess this method of valuation and recommend changes where necessary to assure that each Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

REDEEMING SHARES
--------------------------------------------------------------------------------


Shares are redeemed at the next computed net asset value after the Trust receives the redemption request, plus any applicable contingent deferred sales charge. Redemption procedures are explained in the applicable share class Prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS
--------------------------------------------------------------------------------


THE FUNDS' TAX STATUS

None of the Funds described herein will pay any federal income tax because they each expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o        invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS

With respect to the Quality Bond Fund, Quality Growth Fund, Equity Income Fund, Cardinal Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, International Equity Fund, Bond Fund For Income, Quality Bond Fund and Government Securities Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to the Municipal Bond Fund and Ohio Tax Free Bond Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

With respect to Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, and Bond Fund For Income, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

With respect to Ohio Tax Free Bond Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o        the availability of higher relative yields;

         o        differentials in market values;

         o        new investment opportunities;

         o        changes in creditworthiness of an issuer; or

         o        an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned shares. If a shareholder sells or otherwise disposes of shares held for less than six months, any loss on the sale or other disposition of such shares will be (i) treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares, or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares were disposed of.

FOREIGN TAXES

Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.

TOTAL RETURN
--------------------------------------------------------------------------------


The average annual total return for each share class of the Funds described herein is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. For each share class, the ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


The total return for Investment A Shares and for Investment C Shares (assuming the imposition of the maximum sales load for the applicable class of Shares) of each Fund is shown in the table below, computed for the 1-Year, 5-Year and 10-Years periods ended on July 31, 1998 (or from the inception of a Fund that has not operated for such periods);

                              INVESTMENT A SHARES
                         AVERAGE ANNUAL TOTAL RETURN--
                        FISCAL YEAR ENDED JULY 31, 1998
                        -------------------------------



                                                                              SINCE
FUND NAME                          1 YEAR        5 YEARS       10 YEARS     INCEPTION
---------                          ------        -------       --------     ---------
Quality Growth Fund..............   8.97%         19.18%         16.64%         n/a
Equity Income Fund*..............  14.19%         16.80%         14.39%         n/a
Cardinal Fund*...................  (2.09%)        13.79%         12.73%         n/a
Pinnacle Fund....................  17.67%         21.18%         16.55%         n/a
Balanced Fund....................   3.55%         13.22%         14.28%         n/a
Mid Cap Fund.....................   0.93%         14.66%         14.62%         n/a
International Equity Fund........   8.17%           n/a            n/a         9.19%
Bond Fund for Income*............   1.49%          3.76%          6.88%         n/a
Quality Bond Fund................   2.14%          4.53%          7.05%         n/a
U.S. Government Securities Fund..   1.39%          4.08%          5.86%         n/a
Municipal Bond Fund*.............  (0.40%)         3.42%          5.30%         n/a
Ohio Tax Free Fund...............  (0.35%)         4.05%          5.47%         n/a


                              INVESTMENT C SHARES
                         AVERAGE ANNUAL TOTAL RETURN--
                        FISCAL YEAR ENDED JULY 31, 1998
                        -------------------------------

                                                                              SINCE
FUND NAME                          1 YEAR        5 YEARS       10 YEARS     INCEPTION
---------                          ------        -------       --------     ---------
Quality Growth Fund..............  13.41%         19.90%         16.77%         n/a
Equity Income Fund*..............  18.72%         16.86%         13.86%         n/a
Pinnacle Fund....................  22.78%         22.22%         17.05%         n/a
Balanced Fund....................   7.67%         13.91%         14.42%         n/a
Mid Cap Fund.....................   5.03%         15.38%         14.76%         n/a
International Equity Fund........  12.57%           n/a            n/a        10.09%
Bond Fund for Income*............   5.50%          3.75%          6.34%         n/a
Quality Bond Fund................   5.92%          5.12%          7.15%         n/a
U.S. Government Securities Fund..   5.19%          4.63%          5.95%         n/a
Ohio Tax Free Fund...............   3.56%          4.65%          5.52%         n/a



---------
* Includes performance of the Cardinal Fund's predecessor fund. For the Equity Income Fund, Bond Fund for Income and Municipal Bond Fund, includes performance of each such Fund's predecessor common trust fund, adjusted to reflect expenses (other than 12b-1 fees where applicable) and the maximum sales load imposed for the particular class of Shares.

Average annual total return is an historical measure of performance and is not necessarily indicative of a Fund's future performance. Such measurement will vary from time to time depending upon numerous factors, including without limitation market conditions, the composition of each Fund's portfolio and operating expenses. These factors should be considered when evaluating each Fund's performance.

YIELD
--------------------------------------------------------------------------------

In addition to total returns, the Funds may advertise SEC yields for each of the share classes.


The SEC yields for Investment A Shares of Government Securities Fund, Quality Bond Fund, Ohio Tax Free Fund, Quality Growth Fund, Mid Cap Fund and Balanced Fund for the thirty-day period ended July 31, 1998 were 4.79%, 5.15%, 3.65%, 0.04%, 0.31%, and 1.31%, respectively.

The SEC yields for Investment C Shares of Government Securities Fund, Quality Bond Fund, Ohio Tax-Free Fund, Quality Growth Fund, Mid Cap Fund and Balanced Fund for the thirty-day period ended July 31, 1998 were 4.25%, 4.64%, 3.06%, 0.63%, 0.87%, and 0.85%, respectively.

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD
--------------------------------------------------------------------------------



The Ohio Tax Free Bond Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 1998, was 6.04%, while the tax-equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 1998, was 6.11%. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.


TAX EQUIVALENCY TABLE

The Municipal Bond Fund and Ohio Tax Free Bond Fund may also use tax-equivalency tables in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Bond Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the state of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicate, a "tax-free" investment in the Ohio Tax Free Bond Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

===================================================================================================================
                                         TAXABLE YIELD EQUIVALENT FOR 1998
                                              FEDERAL INCOME TAX ONLY

Federal Tax Rate:
                           15.00%           28.00%            31.00%            36.00%           39.60%
Taxable Income
Brackets--
SINGLE RETURN:             $1-              $25,351-          $61,401-          $128,101-        Over
                           $25,350          $61,400           $128,100          $278,450         $278,450
JOINT RETURN:              $1-              $42,351-          $102,301-         $155,951-        Over
                           $42,350          $102,300          $155,950          $278,450         $278,450
-------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                            TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------------------------------------

1.50%...................   1.76%            2.08%             2.17%             2.34%            2.48%
2.00%...................   2.35%            2.78%             2.90%             3.13%            3.31%
2.50%...................   2.94%            3.47%             3.62%             3.91%            4.14%
3.00%...................   3.53%            4.17%             4.35%             4.69%            4.97%
3.50%...................   4.12%            4.86%             5.07%             5.47%            5.79%
4.00%...................   4.71%            5.56%             5.80%             6.25%            6.62%
4.50%...................   5.29%            6.25%             6.52%             7.03%            7.45%
5.00%...................   5.88%            6.94%             7.25%             7.81%            8.28%
5.50%...................   6.47%            7.64%             7.97%             8.59%            9.11%
6.00%...................   7.06%            8.33%             8.70%             9.38%            9.93%
===================================================================================================================

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Municipal Bond Fund shares. Some portion of Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

===================================================================================================================

                                         TAXABLE YIELD EQUIVALENT FOR 1998
                                  COMBINED FEDERAL AND STATE OF OHIO INCOME TAXES

SINGLE RETURN
Federal Tax Rate:
                  15.00%     28.00%     28.00%     31.00%     31.00%     31.00%     36.00%     36.0%      39.60%

Combined Federal and State Tax Rate:
                  18.43%     30.91%     31.40%     34.25%     34.72%     35.32%     40.00%     40.35%     43.71%
Taxable Income
Brackets:         $1-        $25,351-   $40,001-   $61,401-   $80,001-   $100,000-  $128,101-  $200,001-  Over
                  $25,350    $40,000    $61,400    $80,000    $100,000   $128,100   $200,000   $278,450   $278,450
-------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------------------------------------

1.50%..........   1.84%      2.17%      2.19%      2.28%      2.30%      2.32%      2.50%      2.52%      2.67%
2.00%..........   2.45%      2.89%      2.91%      3.04%      3.06%      3.10%      3.33%      3.35%      3.55%
2.50%..........   3.06%      3.62%      3.64%      3.80%      3.83%      3.87%      4.17%      4.19%      4.44%
3.00%..........   3.68%      4.34%      4.37%      4.56%      4.60%      4.64%      5.00%      5.03%      5.33%
3.50%..........   4.29%      5.07%      5.10%      5.32%      5.36%      5.41%      5.83%      5.87%      6.22%
4.00%..........   4.90%      5.79%      5.83%      6.08%      6.13%      6.18%      6.67%      6.71%      7.11%
4.50%..........   5.52%      6.51%      6.56%      6.84%      6.89%      6.96%      7.50%      7.54%      7.99%
5.00%..........   6.13%      7.24%      7.29%      7.60%      7.66%      7.73%      8.33%      8.38%      8.88%
5.50%..........   6.74%      7.96%      8.02%      8.37%      8.42%      8.50%      9.17%      9.22%     10.06%
6.00%..........   7.36%      8.68%      8.75%      9.13%      9.19%      9.28%     10.00%     10.06%     10.66%

JOINT RETURN
Federal Tax Rate:
                 15.00%     15.00%     28.00%     28.00%     28.00%     31.00%     36.00%      36.0%     39.60%

Combined Federal and State Tax Rate:
                 18.43%     19.01%     31.40%     31.88%     32.50%     35.32%     40.00%     40.35%     43.71%
Taxable Income
Brackets:         $1-        $40,001-   $42,351-   $80,001-   $100,001-  $102,301-  $155,951-  $200,001-  Over
                  $40,000    $42,350    $80,000    $100,000   $102,300   $155,950   $200,000   $278,450   $278,450
-------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------------------------------------

1.50%..........   1.84%      1.85%      2.19%      2.20%      2.22%      2.32%      2.50%      2.52%      2.67%
2.00%..........   2.45%      2.47%      2.91%      2.94%      2.96%      3.10%      3.33%      3.35%      3.55%
2.50%..........   3.06%      3.09%      3.64%      3.67%      3.70%      3.87%      4.17%      4.19%      4.44%
3.00%..........   3.68%      3.70%      4.37%      4.40%      4.44%      4.64%      5.00%      5.03%      5.33%
3.50%..........   4.29%      4.32%      5.10%      5.14%      5.18%      5.41%      5.83%      5.87%      6.22%
4.00%..........   4.90%      4.94%      5.83%      5.87%      5.93%      6.18%      6.67%      6.71%      7.11%
4.50%..........   5.52%      5.56%      6.56%      6.61%      6.67%      6.96%      7.50%      7.54%      7.99%
5.00%..........   6.13%      6.17%      7.29%      7.34%      7.41%      7.73%      8.33%      8.38%      8.88%
5.50%..........   6.74%      6.79%      8.02%      8.07%      8.15%      8.50%      9.17%      9.22%      9.78%
6.00%..........   7.36%      7.41%      8.75%      8.81%      8.89%      9.28%     10.00%     10.06%     10.66%

===================================================================================================================

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund shares. Some portion of Ohio Tax Free Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------


Performance of each of the Funds described herein depends upon such variables as:

         o        portfolio quality;

         o        average portfolio maturity;

         o        type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o        changes in each Fund's expenses; and

         o        various other factors

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Equity Income, Cardinal, Pinnacle Funds, Balanced and Mid Cap)

         o EUROPE, AUSTRALIA, AND FAR EAST (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

         o LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond Fund For Income and Quality Bond Funds)

         o LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

         o LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. ( Balanced, Bond Fund For Income, Quality Bond and Government Securities Funds)

         o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Balanced, Bond Fund For Income, Quality Bond and Government Securities Funds)

         o        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX:
                  An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond Fund For Income, Quality Bond and Government Securities Funds)

         o LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

         o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

         o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Balanced, Bond Fund For Income and Quality Bond Funds)

         o MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e. BBB/Baa or better). (Balanced, Bond Fund For Income and Quality Bond Funds)

         o MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

         o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and
                  4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities
                  Fund)

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

         o SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Bond Fund For Income and Quality Bond Funds)

         o SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

         o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Equity Income, Cardinal, Pinnacle, Balanced and Mid Cap Funds)

         o S&P MID CAP 400 INDEX is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

         o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Equity Income, Cardinal, Pinnacle, Balanced and Mid Cap, Funds)

         o WILSHIRE MID CAP 750 INDEX is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
                  Fund)

Advertisements and other sales literature for the Funds described herein may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



The financial statements for the Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Pinnacle Fund, Fifth Third Mid Cap Fund, Fifth Third Balanced Fund, Fifth Third International Equity Fund, Fifth Third Quality Bond Fund, Fifth Third Bond Fund For Income, Fifth Third U.S. Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund for the fiscal year ended July 31, 1998, are incorporated herein by reference to the Fountain Square Stock and Bond Mutual Funds Annual Report to Shareholders dated July 31, 1998 (SEC File Nos. 33-24848 and 811-5669). A copy of this Annual Report may be obtained without charge by contacting the Trust at the address shown on the cover page of this Combined Statement of Additional Information. The financial statements for Fifth Third Cardinal Fund for the fiscal year ended September 30, 1998, are included as Appendix B to this Combined Statement of Additional Information.

APPENDIX A -- DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------


STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

APPENDIX B--FINANCIAL STATEMENTS OF THE FIFTH THIRD FUNDS
(CARDINAL FUND AND TAX EXEMPT MONEY MARKET FUND)
--------------------------------------------------------------------------------

                         INDEX TO FINANCIAL STATEMENTS


                                                                            Page
                                                                            ----
Report of Independent Auditors ...........................................    39
Statements of Assets and Liabilities as of September 30, 1998 ............    40
Statements of Operations for the year ended September 30, 1998 ...........    41
Statements of Changes in Net Assets for the years ended
     September 30, 1998, and 1997 ........................................    42
Schedule of Portfolio Investments as of September 30,
     1998--Fifth Third Cardinal Fund .....................................    43
Schedule of Portfolio Investments as of September 30,
     1998--Fifth Third Tax Exempt Money Market Fund ......................    46
Notes to Financial Statements ............................................    48

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
Fifth Third Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Fifth Third Cardinal Fund and the Fifth Third Tax Exempt Money Market Fund (the Funds) as of September 30, 1998, and the related statements of operations and statements of changes for the year then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Funds for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 1998, the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
October 28, 1998

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                         Tax Exempt
                                                                                      Cardinal          Money Market
                                                                                        Fund                Fund
                                                                                    -------------    ------------------
Assets:
Investments, at value (Cost $148,619; $51,702, respectively)                            $ 256,097          $ 51,702
Repurchase agreements (Cost $2,443; $0, respectively)                                       2,443                --
                                                                                        ---------          --------
    Total Investments                                                                     258,540            51,702
Cash                                                                                            1               152
Interest and dividends receivable                                                             386               594
Receivable for Fund shares sold                                                                67                --
Prepaid expenses and other assets                                                              86                78
                                                                                        ---------          --------
    Total Assets                                                                          259,080            52,526
                                                                                        ---------          --------

Liabilities:
Income distribution payable                                                                    --                46
Payable for Fund shares redeemed                                                              344                --
Accrued expenses and other payables:
    Investment advisory fees                                                                   38                 6
    Administration services fee - Institutional Shares                                          9                --
    Distribution services - Investment A Shares                                               127                --
    Accounting and transfer agent fees                                                         34                 9
    Custodian fees                                                                              3                 2
    Other                                                                                      80                16
                                                                                        ---------          --------
    Total Liabilities                                                                         635                79
                                                                                        ---------          --------

Net Assets:
Paid-in capital                                                                           147,032            52,449
Net unrealized appreciation (depreciation) on investments                                 107,478                --
Accumulated undistributed net realized gains (losses) on investment                         3,954                (2)
Accumulated undistributed net investment income (loss)                                        (19)               --
                                                                                        ---------          --------
    Net Assets                                                                          $ 258,445          $ 52,447
                                                                                        =========          ========
Net Assets
    Investment A Shares                                                                 $ 232,903          $ 44,494
    Institutional Shares                                                                   25,542             7,953
                                                                                        ---------          --------
      Total                                                                             $ 258,445          $ 52,447
                                                                                        =========          ========
Outstanding units of beneficial interest (shares)
    Investment A Shares                                                                    15,668            44,496
    Institutional Shares                                                                    1,719             7,954
                                                                                        ---------          --------
      Total                                                                                17,387            52,450
                                                                                        =========          ========
Net asset value
    Redemption price per share-Investment A Shares                                      $   14.87          $   1.00
                                                                                        =========          ========
    Offering price per shares-Institutional Shares                                      $   14.86          $   1.00
                                                                                        =========          ========
Maximum Sales Charge                                                                         4.50%
                                                                                        =========
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent) per share (Investment A Shares)        $   15.57
                                                                                        =========

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(AMOUNTS IN THOUSANDS)


                                                                                           TAX EXEMPT
                                                                             CARDINAL     MONEY MARKET
                                                                               FUND           FUND
                                                                           ------------   ------------
INVESTMENT INCOME:
Interest income                                                             $  1,068         $ 2,187
Dividend income                                                                4,074               3
Foreign tax withholding                                                          (11)             --
                                                                            --------         -------
    Total Income                                                               5,131           2,190
                                                                            --------         -------

EXPENSES:
Investment advisory fees                                                       1,827             304
Administrative fees                                                                4               1
Administrative services fees - Institutional Shares                               44              --
Distribution services fees - Investment A Shares                                 687              --
Organizational costs                                                              11               5
Custodian fees                                                                    36               7
Portfolio accounting fees                                                         35              20
Transfer agent fees                                                              188              53
Trustees' fees                                                                    30               2
Audit fees                                                                        12               6
Legal fees                                                                        30              11
Fund share registration fees                                                      57               7
Printing fees                                                                     41              12
Insurance fees                                                                    25               1
Other                                                                             32               6
                                                                            --------         -------
    Total Expenses                                                             3,059             435
                                                                            --------         -------

  Less fees voluntarily reduced                                                 (278)             (1)
                                                                            --------         -------
    Net Expenses                                                               2,781             434
                                                                            --------         -------
             Net Investment Income (Loss)                                      2,350           1,756
                                                                            --------         -------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gains(losses) on investments                                     22,115              (2)
Net change in unrealized appreciation(depreciation) from investments         (13,872)             --
                                                                            --------         -------
Net realized and unrealized gains(losses) on investments                       8,243              (2)
                                                                            --------         -------
Change in net assets resulting from operations                              $ 10,593         $ 1,754
                                                                            ========         =======


(See Notes which are an integral part of the Financial Statements)

 FIFTH THIRD FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS
 (IN THOUSANDS)


                                                                          Cardinal Fund            Tax Exempt Money Market Fund
                                                                          -------------            ----------------------------
                                                                    Year Ended      Year Ended       Year Ended      Year Ended
                                                                   September 30,   September 30,    September 30,   September 30,
                                                                       1998            1997           1998 (a)          1997
                                                                       ----            ----           --------          ----
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                $   2,350       $   2,539       $   1,756       $   1,783
Net realized gains (losses) on investment transactions                  22,115          19,070              (2)             --
Change in unrealized appreciation (depreciation) on investments        (13,872)         63,545              --              --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets resulting from operations                     10,593          85,154           1,754           1,783
                                                                     ---------       ---------       ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
    Investment A Shares                                                 (2,265)         (2,179)         (1,750)         (1,783)
    Institutional Shares                                                  (271)           (174)             (6)             --
Distributions in excess of net investment income
    Investment A Shares                                                   (543)             --              --              --
    Institutional Shares                                                   (65)             --              --              --
Distributions from net realized gains
    Investment A Shares                                                (31,312)        (19,080)             --              --
    Institutional Shares                                                (3,387)             --              --              --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from distributions                           (37,843)        (21,433)         (1,756)         (1,783)
                                                                     ---------       ---------       ---------       ---------

FUND SHARE (PRINCIPAL) TRANSACTIONS--
Investment A Shares
Proceeds from shares issued                                             15,605          12,835         169,673         155,053
Dividends reinvested                                                    31,761          19,793           1,648           1,668
Cost of shares redeemed                                                (57,668)        (51,330)       (187,110)       (156,352)
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from share transactions                      (10,302)        (18,702)        (15,789)            369
                                                                     ---------       ---------       ---------       ---------
Institutional Shares
Proceeds from shares issued                                              4,380          24,912          12,864              --
Dividends reinvested                                                     3,721             174              --              --
Cost of shares redeemed                                                 (6,893)         (4,358)         (4,910)             --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from share transactions                        1,208          20,728           7,954              --
                                                                     ---------       ---------       ---------       ---------
          Change in net assets                                         (36,344)         65,747          (7,837)            369
NET ASSETS:
Beginning of year                                                      294,789         229,042          60,284          59,915
                                                                     ---------       ---------       ---------       ---------
End of year                                                          $ 258,445       $ 294,789       $  52,447       $  60,284
                                                                     =========       =========       =========       =========


 (See Notes which are an integral part of the Financial Statements)

 (a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

FIFTH THIRD CARDINAL FUND
Schedule of Portfolio Investments                           September 30, 1998
(Amounts in thousands except share amounts)

               SHARES
                 OR
              PRINCIPAL       SECURITY                                                         MARKET
               AMOUNT        DESCRIPTION                                                        VALUE
               ------        -----------                                                        -----

COMMON STOCKS (99.1%):
BANKS (5.6%):
                  30,000     Amsouth Bancorp.                                              $        1,024
                  80,000     Banc One Corp.                                                         3,410
                  30,000     Bank of New York Co., Inc.                                               821
                  10,000     Citicorp                                                                 929
                  66,000     Huntington Bancshares, Inc.                                            1,658
                 200,000     Key Corp.                                                              5,776
                  15,000     Mellon Bank Corp.                                                        826
                                                                                           --------------
                                                                                                   14,444
                                                                                           --------------
BEVERAGES (3.8%):
                  50,000     Anheuser Busch, Inc.                                                   2,700
                 100,000     Coca Cola Co.                                                          5,762
                  50,000     PepsiCo, Inc.                                                          1,472
                                                                                           --------------
                                                                                                    9,934
                                                                                           --------------
BUSINESS SERVICES (0.4%):
                  30,000     Service Corp. International                                              956
                                                                                           --------------
COMPUTER SOFTWARE (5.9%):
                  15,000     Computer Associates International, Inc.                                  555
                  50,000     HBO & Co.                                                              1,444
                 110,000     Microsoft Corp. (b)                                                   12,107
                  35,000     Oracle Corp. (b)                                                       1,019
                                                                                           --------------
                                                                                                   15,125
                                                                                           --------------
COMPUTER SYSTEMS & EQUIPMENT (6.8%):
                  56,250     Cisco Systems, Inc. (b)                                                3,477
                 100,000     Compaq Computer Corp.                                                  3,163
                  30,000     Computer Sciences Corp.                                                1,635
                  52,000     Dell Computer Corp. (b)                                                3,419
                  40,000     Hewlett-Packard Co.                                                    2,118
                  30,000     IBM Corp.                                                              3,839
                                                                                           --------------
                                                                                                   17,651
                                                                                           --------------
CONSUMER PRODUCTS (3.5%):
                  10,000     Clorox Co.                                                               825
                  50,000     Gillette Co.                                                           1,913
                  30,000     Kimberly-Clark Corp.                                                   1,215
                  70,000     Proctor & Gamble Co.                                                   4,965
                                                                                           --------------
                                                                                                    8,918
                                                                                           --------------
ELECTRONICS (0.6%):
                  25,000     Johnson Controls, Inc.                                                 1,162
                  25,000     Tektronix, Inc.                                                          388
                                                                                           --------------
                                                                                                    1,550
                                                                                           --------------
ENTERTAINMENT & LEISURE (1.1%):
                  20,000     Imax, Inc.                                                               400
                 100,000     The Walt Disney Co.                                                    2,531
                                                                                           --------------
                                                                                                    2,931
                                                                                           --------------
ENVIRONMENTAL CONTROL (0.2%):
                  35,000     U.S. Filter Corp. (b)                                                    560
                                                                                           --------------
FINANCIAL SERVICES (7.3%):
                  45,000     American International Group, Inc.                                     3,465
                   7,000     Bankers Trust                                                            413
                 150,000     Charter One Financial Corp.                                            3,731
                 175,000     Cincinnati Financial Corp.                                             5,381
                  30,000     Fannie Mae                                                             1,928


                  15,000     FHLMC                                                                    742
                  40,000     Household International, Inc.                                          1,500
                  10,000     J.P. Morgan & Co.                                                        846
                  30,000     T. Rowe Price Associates, Inc.                                           881
                                                                                           --------------
                                                                                                   18,887
                                                                                           --------------
HEALTHCARE (9.4%):
                 100,000     American Home Products                                                 5,239
                  25,000     Amgen, Inc. (b)                                                        1,889
                  20,000     Bergen Brunswig Corp.                                                  1,011
                  60,000     Biomet, Inc.                                                           2,081
                  30,000     Boston Scientific (b)                                                  1,541
                  25,000     Guidant Corp.                                                          1,856
                  75,000     Healthsouth Corp. (b)                                                    792
                  60,000     Johnson & Johnson                                                      4,695
                  70,000     Medtronic, Inc.                                                        4,051
                  40,000     Tenet Healthcare Corp. (b)                                             1,150
                                                                                           --------------
                                                                                                   24,305
                                                                                           --------------
INSURANCE (3.1%):
                  30,000     Allstate                                                               1,251
                 135,000     Marsh & McLennan, Inc.                                                 6,716
                                                                                           --------------
                                                                                                    7,967
                                                                                           --------------
MACHINERY (5.5%):
                  20,000     Boeing Co.                                                               686
                  30,000     Caterpillar, Inc.                                                      1,337
                  25,000     Deere & Co.                                                              756
                 140,000     General Electric Co.                                                  11,139
                  20,000     PRI Automation, Inc. (b)                                                 250
                                                                                           --------------
                                                                                                   14,168
                                                                                           --------------
MANUFACTURING (4.2%):
                  25,000     Minnesota Mining & Manufacturing Co.                                   1,842
                  25,000     Monsanto Co.                                                           1,409
                  80,000     Textron, Inc.                                                          4,850
                  50,000     Tyco International, Ltd.                                               2,763
                                                                                                   10,864
MEDIA/PUBLISHING (3.0%):
                  20,000     Clear Channel Communications, Inc. (b)                                   950
                  30,000     Gannett Co.                                                            1,607
                  20,000     Jacor Communications, Inc. (b)                                         1,013
                  80,000     New York Times Co., Class A                                            2,199
                  40,000     Tribune Co.                                                            2,013
                                                                                           --------------
                                                                                                    7,782
                                                                                           --------------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
                  20,000     Avery Dennison Corp.                                                     874
                                                                                           --------------
OIL & GAS PRODUCERS & SERVICES (9.9%):
                  60,000     Exxon Corp.                                                            4,211
                  75,000     Mobil Corp.                                                            5,694
                 100,000     Royal Dutch Petroleum                                                  4,762
                  40,000     Schlumberger, Ltd.                                                     2,013
                  75,000     Texaco, Inc.                                                           4,702
                  30,000     Transocean Offshore, Inc.                                              1,041
                 120,000     Williams Companies, Inc.                                               3,450
                                                                                           --------------
                                                                                                   25,873
                                                                                           --------------
PHARMACEUTICALS (6.9%):
                  15,000     Cardinal Health, Inc.                                                  1,549
                  50,000     Merck & Co., Inc.                                                      6,478
                  70,000     Pfizer, Inc.                                                           7,416
                  30,000     Warner Lambert, Inc.                                                   2,265
                                                                                           --------------
                                                                                                   17,708
                                                                                           --------------
RETAIL (3.8%):
                  60,000     Consolidated Stores Corp. (b)                                          1,178
                  40,000     Kohls Corp. (b)                                                        1,560

                  70,000     Lowe's Companies                                                       2,227
                  30,000     McDonald's Corp.                                                       1,791
                  45,000     Pier One Imports, Inc.                                                   338
                  50,000     Wal-Mart Stores, Inc.                                                  2,730
                                                                                           --------------
                                                                                                    9,824
                                                                                           --------------
SEMICONDUCTORS (4.2%):
                  90,000     Intel Corp.                                                            7,717
                  10,000     KLA-Tencor Corp. (b)                                                     249
                  40,000     Motorola, Inc.                                                         1,708
                  20,000     Texas Instruments, Inc.                                                1,055
                                                                                           --------------
                                                                                                   10,729
                                                                                           --------------
TECHNOLOGY (1.6%):
                  40,000     Applied Materials (b)                                                  1,010
                  10,000     Aspen Technology, Inc. (b)                                               268
                  51,400     Dupont (E.I.) de Nemours & Co.                                         2,884
                                                                                           --------------
                                                                                                    4,162
                                                                                           --------------
TELECOMMUNICATIONS & EQUIPMENT (8.3%):
                  50,000     GTE Corp.                                                              2,750
                  80,000     Lucent Technologies, Inc.                                              5,525
                 133,439     MCI Worldcom, Inc. (b)                                                 6,521
                  58,305     Qwest Communication International (b)                                  1,826
                  40,000     Sprint Corp.                                                           2,880
                  50,000     Tellabs, Inc. (b)                                                      1,991
                                                                                           --------------
                                                                                                   21,493
                                                                                           --------------
TOBACCO PRODUCTS (2.7%):
                 150,000     Philip Morris Companies, Inc.                                          6,909
                                                                                           --------------
UTILITIES (1.0%):
                  60,000     Western Resources, Inc.                                                2,483
                                                                                           --------------
TOTAL COMMON STOCKS                                                                               256,097
                                                                                           --------------

CASH EQUIVALENTS (0.9%):
REPURCHASE AGREEMENTS (0.9%):
                  $2,443     Warburg, 5.50%, dated 9/30/98, due 10/1/98 (at amortized               2,443
                             cost), collateralized by U.S. Treasury Notes, 7.50%, due      --------------
                             11/15/01, with a value of $20, and U.S. Treasury
                             Bonds, 11.25%, due 2/15/15 with a value of $2,473.

TOTAL CASH EQUIVALENTS                                                                              2,443
                                                                                           --------------



TOTAL INVESTMENTS (COST $151,062) (a)   -   100.0%                                                258,540
LIABILITIES IN EXCESS OF OTHER ASSETS   -   0.0%                                                      (95)
                                                                                           --------------

TOTAL NET ASSETS   -   100.0%                                                              $      258,445
                                                                                           ==============


------------

    (a) Represents cost for financial reporting and federal tax purposes. The net unrealized appreciation of investments for federal tax basis amounts to $107,478, which is composed of $117,112 appreciation and $9,634 depreciation at September 30, 1998.

    (b) Non-income producing security.

See notes which are an integral part of the financial statements

FIFTH THIRD TAX EXEMPT MONEY MARKET
Schedule of Portfolio Investments                           September 30, 1998
(Amounts in thousands)

               SHARES
                 OR
              PRINCIPAL       SECURITY                                                                      AMORTIZED
               AMOUNT        DESCRIPTION                                                                      COST
               ------        -----------                                                                      ----

CERTIFICATE OF PARTICIPATION (1.0%):
                     500     Wood County, Ohio, 7.88%, due 12/1/13                                      $           513
                                                                                                        ---------------
TOTAL CERTIFICATE OF PARTICIPATION                                                                                  513
                                                                                                        ---------------

COMMERCIAL PAPER (7.6%):
                   1,000     Cleveland, Ohio, 3.35%, due 10/14/98                                                 1,000
                   1,000     Illinois Health, 3.45%, due 10/27/98                                                 1,000
                   1,000     Illinois Health, 3.55%, due 10/30/98                                                 1,000
                   1,000     Massachusetts Bay Transportation, 3.38%, due 12/7/98                                 1,000
                                                                                                        ---------------
TOTAL COMMERCIAL PAPER                                                                                            4,000
                                                                                                        ---------------

MUNICIPAL BONDS (88.1%):
General Obligation (21.0%):
                     995     Brown City, Michigan, School District, 4.10%, due 8/20/98                            1,000
                   1,000     Chicago, Illinois, Floating Rate Note, 3.55%,10/21/98 (b)                            1,000
                   1,000     Chicago, Illinois, Floating Rate Note, 3.60%, 1/1/06                                 1,000
                   1,255     Delaware, Ohio, 3.90%, due 6/2/99                                                    1,256
                   2,650     Fairfield, Ohio, 3.90%, due 6/11/99                                                  2,653
                   1,500     Hamilton County, Ohio, 3.75%, due 6/11/99                                            1,500
                     300     Hilliard, Ohio, 3.85%, due 9/9/99                                                      301
                     610     Hudson, Ohio, 3.95%, due 5/4/99                                                        610
                   1,025     Lakewood, Ohio, 3.60%, due 12/1/98                                                   1,025
                     400     London, Ohio, 4.25%, due 7/22/99                                                       401
                     275     Wapakoneta, Ohio, 4.80%, due 6/23/99                                                   277
                                                                                                        ---------------
                                                                                                                 11,023
                                                                                                        ---------------
Revenue Bonds (67.1%):
                   1,000     Allen County, Ohio, Health Care, Floating Rate Note, 2.90%,                          1,000
                             10/21/98 (b)
                   2,400     Ashtabula County, Ohio, Industrial Development, 3.75%, due                           2,400
                             12/1/16
                     800     Burke County, Georgia, Development Authority, Floating Rate                            800
                             Note, 4.05%, 10/1/98 (b)
                   2,230     Clark County, Kentucky, Pollution Control, 3.75%, due                                2,230
                             10/15/14
                   1,040     Columbus, Indiana, Floating Rate Note, 4.15%, 10/1/98 (b)                            1,040
                   1,475     Dade County, Florida, Aviation, 5.00%, due 10/1/98                                   1,475
                     400     Delaware City, Pennsylvania, 3.95%, due 12/1/15                                        400
                   2,000     Grand Rapids, Michigan, Water Supply, 3.50%, due 1/1/20                              2,000
                   1,920     Hamilton County, Ohio, 3.45%, due 1/1/18                                             1,920
                     100     Harris County, Texas, 4.10%, due 2/15/27                                               100
                   1,000     Indiana, Health Facility Financing Authority, 3.90%, due                             1,001
                             11/1/98
                     500     Kansas City, Missouri, Health Revenue Bond, Floating Rate                              500
                             Note, 4.16%, 10/1/98 (b)
                     200     Kansas City, Missouri, Industrial Development Authority,                               200
                             Floating Rate Note, 4.10%, 10/1/98 (b)
                     900     Kentucky, Development Financial Authority, 3.90%, due                                  900
                             12/2/15
                   1,000     Kentucky, Higher Education, 4.55%, due 6/1/98                                        1,007
                   1,200     Lexington Fayette County, Kentucky, 3.70%, due 4/1/99                                1,200

                     500     Lubbock, Texas, Floating Rate Note, 4.10%, 10/1/98 (b)                                 500
                   1,000     Metro Service District of Oregon, 6.75%, due 7/1/22                                  1,049
                     800     Michigan Hospital Facility, 3.55%, due 12/1/23                                         800
                   1,800     Michigan State Hospital Finance Authority, 3.55%, due                                1,800
                             12/1/23
                   1,000     Missouri Higher Education, 4.20%, due 8/15/99                                        1,005
                   1,750     Ohio Building Referendum, Disalles, Ohio, 5.00%, due                                 1,750
                             10/1/98
                   1,000     Ohio Facilities, 4.50%, due 11/1/98                                                  1,001
                   1,850     Ohio State Building Authority, 5.00%, due 10/1/98                                    1,850
                     500     Ohio State Building Authority, 7.75%, due 10/1/08                                      510
                   1,000     Ohio State University, 7.15%, due 12/1/09                                            1,026
                     100     Perry County, Mississippi, Floating Rate Note, 4.05%,                                  100
                             10/1/98 (b)
                     300     Phoenix, Arizona, 4.00%, due 7/1/99                                                    301
                   2,000     Student Loan Funding, Ohio, 3.55%, due 12/29/98                                      2,000
                   2,000     Unita County, Wyoming, Pollution Control, Floating Rate                              2,000
                             Note, 3.65%, 10/16/98 (b)
                   1,300     Washington State, Health, Floating Rate Note, 4.05%,                                 1,300
                             10/1/98 (b)                                                                ---------------
                                                                                                                 35,165
                                                                                                        ---------------
TOTAL MUNICIPAL BONDS                                                                                            46,188
                                                                                                        ---------------

WARRANTS (1.9%):
                   1,000     West Lafayette, Indiana, Community School Tax, 4.07%, due                            1,001
                              12/31/98                                                                  ---------------

TOTAL WARRANTS                                                                                                    1,001
                                                                                                        ---------------



TOTAL INVESTMENTS (AMORTIZED COST $51,702) (a)   -   98.6%                                                       51,702
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.4%                                                                    745
                                                                                                        ---------------

TOTAL NET ASSETS   -   100.0%                                                                           $        52,447
                                                                                                        ===============

------------

Percentages indicated are based on net assets of $52,447.



    (a) Also represents cost for federal tax purposes.

    (b) Current rate and next reset date shown.

See notes which are an integral part of the financial statements.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998

1.       ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At September 30, 1998, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fifth Third Cardinal Fund (the "Cardinal Fund") and the Fifth Third Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund") (collectively, "the Funds").

The Funds each issue two classes of shares: Investment A shares and Institutional shares. Investment A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Class, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Tax Exempt Money Market Fund commenced operations of the Institutional shares on September 21, 1998.

2.       REORGANIZATION

The Trust entered into an Agreement and Plan of Reorganization and Liquidation with The Cardinal Group pursuant to which all of the assets and liabilities of each Cardinal Group Portfolio transferred to a portfolio of the Trust in exchange for shares of the corresponding portfolio of the Trust. The Cardinal Government Obligations Fund transferred its assets and liabilities to the Fifth Third Bond Fund For Income. The Cardinal Government Securities Money Market Fund transferred its assets and liabilities to the Fifth Third Government Cash Reserves Fund. The Cardinal Balanced Fund transferred its assets and liabilities to the Fifth Third Balanced Fund. The Cardinal Aggressive Growth Fund transferred its assets and liabilities to the Fifth Third Midcap Fund. The Cardinal Fund transferred its assets and liabilities to the Fifth Third Cardinal Fund. The Cardinal Tax Exempt Money Market Fund transferred its assets and liabilities to the Fifth Third Tax Exempt Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income purposes, was completed on September 21, 1998 and was approved by shareholders of The Cardinal Group at a special shareholder meeting held on July 24, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization for the Cardinal Fund and Tax Exempt Money Market Fund:

                                                                            After
                                         Before Reorganization         Reorganization
                                         ---------------------         --------------
                                                         Fifth Third     Fifth Third
                                        Cardinal          Cardinal         Cardinal
                                          Fund              Fund             Fund
                                          ----              ----             ----
Shares (000)                               17,572             0              17,572
Net Assets (000)                         $263,745            $0            $263,745
Net Asset Value--Investment A            $  15.01            $0            $  15.01
Unrealized appreciation (000)            $113,875            $0            $113,875



                                                                           After
                                          Before Reorganization        Reorganization
                                          ---------------------        --------------
                                         Cardinal      Fifth Third       Fifth Third
                                        Tax Exempt      Tax Exempt        Tax Exempt
                                       Money Market    Money Market      Money Market
                                          Fund            Fund               Fund
                                          ----            ----               ----

Shares (000)                              54,034             0             54,034
Net Assets (000)                         $54,032            $0            $54,032
Net Asset Value                          $  1.00            $0            $  1.00
Unrealized appreciation (000)            $     0            $0            $     0


3.       SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of The Cardinal Group was held on July 24, 1998. At the Meeting, shareholders voted on the approval of the Agreement and Plan of Reorganization and Liquidation by and between Fifth Third Funds, Fifth Third Bank, The Cardinal Group and Cardinal Management Corp. ("CMC"). The results of this vote by shareholders was as follows:

                   For                    Against         Abstain
                   ---                    -------         -------

               307,245,979              11,856,341       13,544,912

A Special Meeting of Shareholders of The Cardinal Group was held on March 20, 1998. At the Meeting. shareholders voted to approve a new Investment Advisory and Management Agreement with CMC pending the proposed merger of Fifth Third Bancorp with The Ohio Company ("TOC"). CMC is a wholly owned subsidiary of TOC. The results of this vote by shareholders was as follows:

                   For                    Against         Abstain
                   ---                    -------         -------

               609,293,256               6,638,335       21,391,628

4.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that the Trust follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with general accepted accounting principles and the Act. The preparation of these financial statements requires the management of the Trust to make estimates and assumptions which affect the reported amounts of assets and liabilities as of September 30, 1998 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

SECURITIES VALUATION
Investments in Tax Exempt Money Market Fund are valued at amortized cost, which approximates market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market fund purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

Investments in the Cardinal Fund listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available, the portfolio securities are valued in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using specific identification basis.

REPURCHASE AGREEMENTS The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

FEDERAL INCOME TAXES The Trust has made no provision for Federal income taxes. It is the intention of the management of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS The Tax Exempt Money Market Fund declares dividends from net investment income daily and pays them to shareholders monthly. The Cardinal Fund declares and pays dividends from net investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually by the Trust. Distributions of net investment income and realized capital gains are determined in accordance with the income tax regulations which may differ with generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are classified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

As of September 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital (in thousands):

                                  ACCUMULATED             ACCUMULATED NET
                                UNDISTRIBUTED NET       REALIZED GAIN/(LOSS)
                                INVESTMENT INCOME          ON INVESTMENTS
                                -----------------          --------------


         Cardinal Fund                $589                   $(3,169)


OPTION WRITING When the Cardinal Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from options written that expire unexercised are recognized as realized gains by the Fund on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios which write options bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

Written option activity for the year ended September 30, 1998 was as follows:

                                                                    CARDINAL FUND
                                                                    -------------
                                            Put Options                         Call Options
                                            -----------                         ------------
                                            Number                                  Number
                                            of contracts        Premium          of contracts          Premium
                                            ------------        -------          ------------          -------
Contracts outstanding at 9/30/97             600             $ 2,194,000              600             $ 858,000
Contracts written                            760                 300,000
Contracts expired                           (700)               (932,000)            (600)             (858,000)
Contracts exercised                         (660)             (1,562,000)
                                            ----             -----------             ----             ---------
Contracts  outstanding at 9/30/98              0             $         0                0             $       0
                                            ====             ===========             ====             =========


EXPENSE ALLOCATION Expenses directly related to one of the Trust's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the Trust based on their relative net assets.

5.       PURCHASE AND SALES SECURITIES
The purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1998 were as follows (in thousands):

                                     Purchases                  Sales
                                     ---------                  -----
         Cardinal Fund                 $41,160                 $65,972

6.       TRANSACTIONS WITH AFFILIATES
Investment Advisory Fee -- Prior to June 12, 1998, CMC, a wholly owned subsidiary of TOC acted as investment advisor and transfer agent for the Cardinal Fund and Tax Exempt Money Market Fund under contracts monitored and annually approved by the Board of Trustees. CMC also provided certain administrative services for the Funds. On June 12, 1998, TOC became a wholly owned subsidiary of Fifth Third Bancorp. At that time, the shareholders approved the new investment advisory agreement as discussed in Note 3. CMC received a fee based on the net assets of each portfolio. As a result of the merger of the Fifth Third Funds and The Cardinal Group, Fifth Third Bank became the investment advisor on September 21, 1998 and began receiving fees based on the net assets of each portfolio. CMC and Fifth Third Bank each received annualized investment advisory fees of 0.50% (Tax Exempt Money Market Fund) and 0.60% (Cardinal Fund) of net assets for the respective time periods that they served as investment advisor during the year ended September 30, 1998. CMC voluntarily waived $50,000 in investment advisory fees on the Cardinal Fund during the year ended September 30, 1998. Fifth Third Bank also began serving as transfer agent and dividend disbursing agent for the Funds on September 21, 1998 for which it receives a fee. Fifth Third Bank subcontracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity.

Distribution Services Fee -- TOC served as the Cardinal Fund's distributor until June 12, 1998. TOC received fees from the Cardinal Fund for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the Cardinal Fund paid TOC an annual fee not to exceed 0.25% of the average net assets of the Investment A shares of the fund for providing distribution and shareholder services. During the year ended September 30, 1998 TOC voluntarily waived $202,000 in distribution servicing fees on the Cardinal Fund.

BISYS Fund Services ("BISYS") began serving as the Cardinal Fund's principal distributor pursuant to an agreement between BISYS and The Cardinal Group dated June 12, 1998. The terms of the agreement were identical to the Distribution and Shareholder Service Plan noted above.

After the merger of The Cardinal Group and Fifth Third Funds on September 21, 1998, BISYS began serving as the Cardinal Fund and the Tax Exempt Money Market Fund's principal distributor under the Trust's agreement. In accordance with Rule 12b-1 under the 1940 Act, the Trust entered into a Distribution Plan with BISYS with respect to Investment A shares. Under the Distribution Plan, the Funds may pay a fee not to exceed 0.25% or the average net assets of the Investment A shares of the Fund to the Distributor. These fees may be used by BISYS to pay banks, broker dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution and shareholder service assistance in connection with the distribution of the fund.

Administrative Services Fee -- Under the Administrative Services Plan, TOC received 0.15% of the average net assets of the Institutional shares of the Cardinal Fund for providing shareholder services. TOC voluntarily waived $22,000 in administrative servicing fees on the Cardinal Fund during the year ended September 30, 1998. The Administrative Services Plan for Institutional shares was terminated on September 21, 1998.

Administrative Fee -- As of September 21, 1998, the date of the merger, BISYS serves as the Funds' administrator. The administrator generally assists in all aspects of the Funds' administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds, including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the period ended September 30, 1998, BISYS waived $4,000 and $1,000 for the Cardinal Fund and Tax Exempt Money Market Fund, respectively.

Accounting and Custody Fees -- Fifth Third Bank maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Trust's custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.


7.       INSURANCE

Fidelity Bond and Errors/Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets, deposits made for the initial capital and certificates of deposits that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits and certificates of deposit of the Funds:

                                                              CERTIFICATES
                                               DEPOSITS       OF DEPOSITS
                                               --------       -----------
           Cardinal Fund                       $28,588          $56,600
           Tax Exempt Money Market Fund         13,291           27,000

8.       FEDERAL INCOME TAX INFORMATION (UNAUDITED) (IN THOUSANDS)

During the year ended September 30, 1998 the Cardinal Fund declared long-term capital distributions of $32,104.

For corporate shareholders of the Cardinal Fund 100% of the total ordinary income distributions paid during the fiscal year ended September 30, 1998, qualify for the corporate dividend received deductions.

During the year ended September 30, 1998, the Tax Exempt Money Market Fund declared tax-exempt income distributions of $1,710.


9.       CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Funds for the years ended September 30, 1998 and 1997 were as follows (in thousands):

FIFTH THIRD FUNDS
CAPITAL SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)




                                                                                              TAX EXEMPT MONEY
                                                                CARDINAL FUND                    MARKET FUND (a)

                                                          SHARES          AMOUNT           SHARES            AMOUNT
                                                          ------          ------           ------            ------
For the year ended September 30, 1998:
Investment A Shares:
      Shares issued                                          961         $ 15,605          169,674         $ 169,673
      Dividends reinvested                                 2,062           31,761            1,648             1,648
      Shares redeemed                                     (3,449)         (57,668)        (187,110)         (187,110)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Investment A Shares           (426)        $(10,302)         (15,788)        $ (15,789)
                                                          ======         ========         ========         =========
Institutional Shares:
      Shares issued                                          261         $  4,380           12,864         $  12,864
      Dividends reinvested                                   242            3,721               --                --
      Shares redeemed                                       (399)          (6,893)          (4,910)           (4,910)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Institutional Shares           104         $  1,208            7,954         $   7,954
                                                          ======         ========         ========         =========

For the year ended September 30, 1997:
Investment A Shares:
      Shares issued                                          989         $ 12,835          155,053         $ 155,053
      Dividends reinvested                                 1,512           19,793            1,668             1,668
      Shares redeemed                                     (3,845)         (51,330)        (156,352)         (156,352)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Investment A Shares         (1,344)        $(18,702)             369         $     369
                                                          ======         ========         ========         =========
Institutional Shares:
      Shares issued                                        1,894         $ 24,912               --         $      --
      Dividends reinvested                                    12              174               --                --
      Shares redeemed                                       (291)          (4,358)              --                --
                                                          ------         --------         --------         ---------
      Net increase Institutional Shares                    1,615         $ 20,728               --         $      --
                                                          ======         ========         ========         =========


      (a) The Tax Exempt Money Market Institutional Shares commenced operations on September 21, 1998.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                               INVESTMENT A SHARES
                          (formerly Investment Shares)

                              INSTITUTIONAL SHARES
                             (formerly Trust Shares)


                  COMBINED STATEMENT OF ADDITIONAL INFORMATION


This Combined Statement of Additional Information relates only to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):


     o Fifth Third Government Cash Reserves Fund (Investment A Shares and Institutional Shares);
     o Fifth Third Commercial Paper Fund (Investment A Shares and Institutional Shares);
     o Fifth Third Tax Exempt Money Market Fund (Investment A Shares and Institutional Shares); and
     o    Fifth Third U.S. Treasury Obligations Fund (Institutional Shares only)


This Combined Statement of Additional Information should be read with the applicable share class Prospectus for the Funds dated November 2, 1998. This Statement is not a prospectus itself. To receive a copy of the appropriate Prospectus, please write the Trust or call toll-free (888) 799-5353.

                                FIFTH THIRD FUNDS
                              C/O FIFTH THIRD BANK
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263




                                November 2, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

General Information About the Trust......................................1
Investment Objectives and Policies.......................................1
         Types of Investments-Commercial Paper Fund......................1
         Types of Investments-Government Cash Reserves Fund..............2
         Types of Investments-U.S. Treasury Obligations Fund.............2
         Types of Investments-Tax Exempt Money Market Fund...............2
         When-Issued and Delayed Delivery Transactions...................4
         Repurchase Agreements...........................................4
         Reverse Repurchase Agreements...................................4
         Lending of Portfolio Securities.................................5
         Restricted and Illiquid Securities..............................5
         Fundamental Investment Limitations..............................6
         Other Investment Limitations....................................8
Fifth Third Funds Management.............................................9
         Officers and Trustees...........................................9
         Fund Ownership.................................................10
         Trustees' Compensation.........................................11
         Trustee Liability..............................................11
Investment Advisory Services............................................11
         Advisor to the Trust...........................................11
         Advisory Fees..................................................11
Administrative Services.................................................12
         Administrator of the Trust.....................................12
         Custodian, Transfer Agent and Dividend Disbursing Agent........12
Brokerage Transactions..................................................13
Purchasing Shares.......................................................14
         Distribution Plan (Investment A Shares)........................14
         Conversion to Federal Funds....................................14
Determining Net Asset Value.............................................15
         Use of the Amortized Cost Method...............................15
Redeeming Shares........................................................16
         Redemption in Kind.............................................16
Tax Status..............................................................16
         The Funds' Tax Status..........................................16
         Shareholders' Tax Status.......................................17
         State and Local Taxes..........................................17
Yield...................................................................17
         Tax Equivalency Table..........................................18
Effective Yield.........................................................18
Performance Comparisons.................................................19
Financial Statements....................................................19
Appendix A--Financial Statements of the Fifth Third Funds (Cardinal
         Fund and Tax Exempt Money Market Fund).........................20

GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This Combined Statement of Additional Information relates only to Investment A Shares and Institutional Shares of the Fifth Third Government Cash Reserves Fund ("Government Cash Reserves Fund"), Fifth Third Commercial Paper Fund ("Commercial Paper Fund") and Fifth Third Tax Exempt Money Market Fund ("Tax Exempt Money Market Fund"), and Institutional Shares of the Fifth Third U.S. Treasury Obligations Fund ("Treasury Obligations Fund").


All of these Funds are advised by Fifth Third Bank ("Fifth Third Bank" or the "Advisor").

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The Prospectuses for the Funds described herein discuss the objectives of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS-COMMERCIAL PAPER FUND


The Commercial Paper Fund invests in money market instruments which mature in 13 months or less. At least 65% of the total assets of the Fund will be invested in commercial paper. The remaining portion of the Commercial Paper Fund assets will be invested in money market instruments which include, but are not limited to, U.S. government obligations and bank instruments.


U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Commercial Paper Fund may invest generally include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

BANK INSTRUMENTS. The instruments of banks and savings and loans whose deposits are insured by Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by that organization.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Commercial Paper Fund may invest in:

     o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

     o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and

     o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

TYPES OF INVESTMENTS-GOVERNMENT CASH RESERVES FUND

The Government Cash Reserves Fund invests primarily in short-term U.S. Government securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Government Cash Reserves Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

The Government Cash Reserves Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

TYPES OF INVESTMENTS-U.S. TREASURY OBLIGATIONS FUND

The U.S. Treasury Obligations Fund invests in U.S. Treasury obligations maturing in one year or less. U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, which are fully guaranteed as to principal and interest by the United States maturing in one year or less from the date of acquisition. The Fund may also retain Fund assets in cash.


TYPES OF INVESTMENTS-TAX EXEMPT MONEY MARKET FUND

The Tax Exempt Money Market Fund invests primarily in short-term municipal securities.

MUNICIPAL SECURITIES. The Tax Exempt Money Market Fund may invest in municipal securities which have the characteristics set forth in the Prospectuses. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's Prospectuses.

Examples of municipal securities are:

     o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

     o    municipal notes and tax-exempt commercial paper;

     o    serial bonds;

     o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

     o bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

     o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

     o    general obligation bonds.

VARIABLE RATE DEMAND MUNICIPAL SECURITIES. The Tax Exempt Money Market Fund intends to invest more than 25% of its assets in variable rate demand municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Tax Exempt Money Market Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Variable rate demand municipal securities in which the Tax Exempt Money Market Fund invests may be supported by bank letters of credit or comparable guarantees of financial institutions. To the extent that 25% or more of the Fund's assets are invested in variable rate demand municipal securities supported by such letters of credit or guarantees, the Fund may be deemed to be concentrated in the banking industry.

PARTICIPATION INTERESTS. The Tax Exempt Money Market Fund may invest in participation interests. The financial institutions from which the Fund purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

MUNICIPAL LEASES. The Tax Exempt Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.


BANK INSTRUMENTS. The Tax Exempt Money Market Fund may invest in the instruments of banks and savings and loan associations whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

TEMPORARY INVESTMENTS. The Tax Exempt Money Market Fund may also invest in temporary investments, such as repurchase agreements and reverse repurchase agreements, during times of unusual market conditions for defensive purposes.

From time to time, such as when suitable municipal bonds are not available, the Tax Exempt Money Market Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each of the Funds described herein may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. None of the Funds described herein intends to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS


Each of the Commercial Paper Fund, Tax Exempt Money Market Fund and Treasury Obligations Fund may enter into repurchase agreements. A Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The above-mentioned Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers, which are deemed by the Fund's Advisor to be creditworthy, pursuant to guidelines established by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS


Each of the Commercial Paper Fund, Tax Exempt Money Market Fund and Treasury Obligations Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are market to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

Each of the Funds described herein may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

Each of the Funds described herein may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Trust believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

     o    the frequency of trades and quotes for the security;

     o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

     o    dealer undertakings to make a market in the security: and

     o    the nature of the security and the nature of the marketplace trades.

FUNDAMENTAL INVESTMENT LIMITATIONS


The following investment limitations have been designated as "fundamental" investment policies and cannot be changed without shareholder approval.


SELLING SHORT AND BUYING ON MARGIN. None of the Funds described herein will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds described herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets (except for the Government Cash Reserves Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds described herein considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

Neither the Government Cash Reserves Fund nor the Tax Exempt MoneyMarket Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Treasury Obligations Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of the Funds described herein has any present intention to borrow money.

PLEDGING SECURITIES OR ASSETS. The Commercial Paper Fund will not pledge securities. None of the Government Cash Reserves Fund, Tax Exempt Money Market Fund or Treasury Obligations Fund will mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Commercial Paper Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING. The Commercial Paper Fund will not engage in underwriting of securities issued by others. The Tax Exempt Money Market Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES. None of the Funds described herein will lend any of its assets, except that the Government Cash Reserves Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, the Commercial Paper Fund may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies, the Tax Exempt Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, and the Treasury Obligations Fund may purchase or hold U.S. Treasury obligations, including repurchase agreements, permitted by its investment objective and policies.

ACQUIRING VOTING SECURITIES. The Commercial Paper Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

The Tax Exempt Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

DIVERSIFICATION OF INVESTMENTS. With respect to 75% of the value of its total assets, the Commercial Paper Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Commercial Paper Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

The Commercial Paper Fund considers the type of bank obligations it purchases to be cash items.

With respect to 75% of the value of its total assets, the Tax Exempt Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

CONCENTRATION OF INVESTMENTS. The Commercial Paper Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Commercial Paper Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Commercial Paper Fund will not invest more than 25% of its net assets in instruments of foreign banks.

The Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

DEALING IN PUTS AND CALLS. The Tax Exempt Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Commercial Paper Fund and the Treasury Obligations Fund can acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

OTHER INVESTMENT LIMITATIONS


The following investment limitations are "non-fundamental" and may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Government Cash Reserves Fund and the Tax Exempt Money Market Fund can acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

INVESTING IN ILLIQUID SECURITIES. None of the Funds described herein will invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN RESTRICTED SECURITIES. Neither the Commercial Paper nor the Tax Exempt Money Market Fund will invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

INVESTING IN NEW ISSUERS. The Commercial Paper Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

The Tax Exempt Money Market Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN MINERALS. Neither the Commercial Paper nor the Tax Exempt Money Market Fund will purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. The Tax Exempt Money Market Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than one half of one percent of the issuer's securities, together own more than five percent of the issuer's securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, each of the Funds described herein considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FIFTH THIRD FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their ages, addresses, principal occupations and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Heartland, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

NAME, ADDRESS AND AGE               PRINCIPAL OCCUPATION               POSITION WITH TRUST
---------------------               --------------------               -------------------
Albert E. Harris, 66                Formerly, Chairman of the          Chairman of the Board of Trustees
5905 Graves Road                    Board, EDB Holdings, Inc.
Cincinnati, OH                      (retired, July 1993)
Birthdate:  July 2, 1932

Edward Burke Carey, 53              President of Carey Leggett         Trustee
394 East Town Street                Realty Advisors.
Columbus, OH
Birthdate:  July 2, 1945

Lee A. Carter, 59                   Former President, Local            Trustee
425 Walnut Street                   Marketing Corporation
Cincinnati, OH                      (retired, December 1993)
Birthdate:  December 17, 1938

Stephen G. Mintos, 44               Employee of BISYS Fund             President
3435 Stelzer Road                   Services, Inc., since 1987
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

George R. Landreth, 56              Employee of BISYS Fund             Vice President
3435 Stelzer Road                   Services, Inc., since 1992
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Jeffrey C. Cusick, 39               Employee of BISYS Fund             Secretary and Treasurer
3435 Stelzer Road                   Services, Inc., from September
Columbus, Ohio  43219-3035          1993 until July 1995; Assistant
Birthdate:  May 19, 1959            Vice President, Federated
                                    Administrative Services from
                                    1995 to present; from September
                                    1993 to July 1995

FUND OWNERSHIP


As of September 30, 1998, for each class of shares, officers and Trustees own less than 1% of the outstanding shares of each Fund described herein.

Fifth Third Bank, as nominee for numerous trust and agency accounts, was the owner of record of more than 5% of the outstanding Institutional Shares of each Fund as of September 30, 1998. The following list indicates the extent of its ownership for each Fund.

         Government Cash Reserves Fund:       315,014,303 shares      32.2%
         Commercial Paper Fund:               330,273,129 shares      89.3%
         Tax Exempt Money Market Fund:         44,493,830 shares      84.8%
         Treasury Obligations Fund:           951,944,802 shares     100.0%

As of September 30, 1998, there were no shareholders of record who owned more than 5% of the Investment A Shares of any of the Funds described herein.

TRUSTEES' COMPENSATION

During the most recently completed fiscal year, the Trustees received the following compensation from the Trust, which is the only group of mutual funds managed by the Advisor:

                                                       AGGREGATE COMPENSATION
  NAME AND CAPACITY IN WHICH                           RECEIVED FROM THE TRUST
  REMUNERATION WAS RECEIVED                           WITH RESPECT TO ALL FUNDS*
  -------------------------                           --------------------------


  Edward Burke Carey, Trustee...............................    $7,800
  Lee A. Carter, Trustee....................................    $7,800
  Albert E. Harris, Trustee and Chairman....................    $9,800
  ---------
  * Aggregate compensation is provided for the Trust, which is comprised of sixteen portfolios. Information is furnished for the fiscal year ended July 31, 1998. The Trust is the only investment company in the Fund complex.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISOR TO THE TRUST

The investment advisor to each of the Funds described herein is Fifth Third Bank. Fifth Third Bank provides investment advisory services through Fifth Third Investment Advisors, part of its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, a Fund or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES


For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the Prospectuses for the Funds. The following table shows all of the investment advisory fees incurred by the Funds described herein and the amounts of those fees that were voluntarily waived for the fiscal years ended July 31, 1998, 1997 and 1996:

                                                                         FISCAL YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------------------------
                                                    1998                            1997                         1996
                                           ------------------------------------------------------------------------------------
FUND NAME                                  INCURRED       WAIVED           INCURRED       WAIVED         INCURRED      WAIVED
---------                                  --------       ------           --------       ------         --------      ------
Government Cash Reserves Fund...........  $1,284,367      $51,502            $985,974     $135,083         $746,543    $139,471
Commercial Paper Fund...................   1,762,324       88,109          $1,357,544     $139,109       $1,073,513    $182,807
Treasury Obligations Fund...............   2,794,700      978,211          $1,965,939     $655,154       $1,557,358    $470,081

For its advisory services, Fifth Third Bank also receives an annual investment advisory fee as described in the Prospectuses for the Tax Exempt Money Market Fund. Information relating to the Tax Exempt Money Market Fund is not provided, as that Fund did not commence operations until September 19, 1998.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

ADMINISTRATOR OF THE TRUST


Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, began providing administrative services to the Funds described herein for the fees set forth in the Prospectuses. The following table shows all of the administration fees incurred by the Funds described herein and the amounts of those fees that were voluntarily waived for the years ended July 31, 1998 and 1997, and the eight-month period ended July 31, 1996:

                                                               FISCAL YEAR OR PERIOD ENDED JULY 31,
                                            ----------------------------------------------------------------------------
                                                     1998                     1997                          1996
                                            ----------------------------------------------------------------------------
FUND NAME                                    INCURRED     WAIVED      INCURRED       WAIVED        INCURRED      WAIVED
---------                                    --------     ------      --------       ------        --------      ------
Government Cash Reserves Fund............    $503,098   $320,842      $301,449      $84,441         $89,928        $0
Commercial Paper Fund....................     691,813    440,581      $426,394     $128,042        $127,811        $0
Treasury Obligations Fund................   1,094,898    698,925      $609,651     $176,976        $188,213        $0

Information relating to the Tax Exempt Money Market Fund is not provided, as that Fund did not commence operations until September 21, 1998.


Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provided administrative personnel and services to the Funds described herein for a fee. For the four-month period ending December 1, 1995, the Government Cash Reserves Fund, the Commercial Paper Fund and the Treasury Obligations Fund incurred administrative fees of $63,639, $88,764 and $124,224, respectively.


Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank began performing sub-administrative services on behalf of the Funds described herein, for which it receives compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 1998 and 1997, and the eight-month period ended July 31, 1996, Fifth Third Bank earned the following sub-administrative fees:


                                                FISCAL YEAR OR PERIOD ENDED JULY 31,
                                            -------------------------------------------
FUND NAME                                      1998               1997           1996
---------                                   -------------------------------------------
Government Cash Reserves Fund.............   $79,185            $61,623         $28,258
Commercial Paper Fund.....................   109,038            $84,846         $39,898
Treasury Obligations Fund.................   172,281           $122,871         $58,252

Information relating to fees paid by the Tax Exempt Money Market Fund for sub-administrative services is not provided, as that Fund did not commence operations until September 21, 1998.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Under a custodian agreement with the Trust, Fifth Third Bank holds the portfolio securities of each of the Funds described herein and keeps all necessary records and documents relating to its duties. Fifth Third

Bank's fees for custody services are based upon the market value of Fund securities held in custody, plus out-of-pocket expenses.

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Trust. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average aggregate net assets for the period, plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or Funds or to the Advisor and may include:

     o    advice as to the advisability of investing in securities;

     o    security analysis and reports;

     o    economic studies;

     o    industry studies;

     o    receipt of quotations for portfolio evaluations; and

     o    similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Funds described herein are made independently from those of the other accounts managed by the Advisor, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds described herein and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


For the fiscal years ended July 31, 1998, 1997 and 1996, none of the Funds described herein paid any commissions on brokerage transactions.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Funds described herein are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares is explained in the applicable share class Prospectus under "Investing in the Funds."

DISTRIBUTION PLAN (INVESTMENT A SHARES)

With respect to Investment A Shares of the Funds described herein, the Trust has adopted a Plan pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment A Shares of any of the Funds subject to the Plan. Such activities may include: the advertising and marketing of Investment A Shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment A Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Investment A Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment A Shares and prospective shareholders.

The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment A Shares so as to allow the Funds subject to the Plan to achieve and maintain economic viability. It is also anticipated that increases in the sizes of the Funds will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives.


For the fiscal years ended July 31, 1998, 1997 and 1996, distribution fees applicable to Investment A Shares paid to the Trust's distributor were all voluntarily waived. The amounts earned by the distributor were as follows:

                                                       FISCAL YEAR ENDED JULY 31,
                                            ------------------------------------------------
FUND NAME                                           1998           1997              1996
---------                                   ------------------------------------------------
Government Cash Reserves Fund............         $469,356        $338,716          $214,512
Commercial Paper Fund....................          111,399          92,287            55,852


Information relating to the Tax Exempt Money Market Fund is not provided, as that Fund did not commence operations until September 21, 1998.

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy for each of the Funds described herein to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Each of the Funds described herein attempts to stabilize the value of its shares at $1.00. The days on which net asset value is calculated by these Funds are described in the Prospectuses.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
0.50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS. The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by a Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the applicable share class Prospectus under "Redeeming Shares." Although the custodian does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS
--------------------------------------------------------------------------------

THE FUNDS' TAX STATUS

Each of the Funds described herein will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS. Capital gains experienced by a Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

STATE AND LOCAL TAXES

The Government Cash Reserves Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

YIELD
--------------------------------------------------------------------------------

Each of the Funds described herein calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." For each share class, this yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o    multiplying the base period return by (365/7).


For the seven-day period ended July 31, 1998, the yield for Investment A Shares of the Government Cash Reserves Fund and Commercial Paper Fund was ______% and ______%, respectively. For the seven-day period ended July 31, 1998, the yield for Institutional Shares of the Government Cash Reserves Fund, Commercial Paper Fund and Treasury Obligations Fund was ______%, ______% and ______%, respectively.

Information relating to the Tax Exempt Money Market Fund is not provided, as that Fund did not commence operations until September 21, 1998.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

The tax-equivalent yield of the Tax Exempt Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.



TAX EQUIVALENCY TABLE

The Tax Exempt Money Market Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the Fund's portfolio is generally free from federal regular income tax. As the table below indicates, a "tax-free" investment in the Tax Exempt Money Market Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                                         TAXABLE YIELD EQUIVALENT FOR 1998
--------------------------------------------------------------------------------------------------------
Federal Tax Rate:
                           15.00%           28.00%            31.00%            36.00%           39.60%
Taxable Income
Brackets--
SINGLE RETURN:             $1-              $25,351-          $61,401-          $128,101-        Over
                           $25,350          $61,400           $128,100          $278,450         $278,450
JOINT RETURN:              $1-              $42,351-          $102,301-         $155,951-        Over
                           $42,350          $102,300          $155,950          $278,450         $278,450
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                  TAXABLE YIELD EQUIVALENT
---------------------------------------------------------------------------------------------------------

1.50%..................    1.76%            2.08%             2.17%             2.34%            2.48%
2.00%..................    2.35%            2.78%             2.90%             3.13%            3.31%
2.50%..................    2.94%            3.47%             3.62%             3.91%            4.14%
3.00%..................    3.53%            4.17%             4.35%             4.69%            4.97%
3.50%..................    4.12%            4.86%             5.07%             5.47%            5.79%
4.00%..................    4.71%            5.56%             5.80%             6.25%            6.62%
4.50%..................    5.29%            6.25%             6.52%             7.03%            7.45%
5.00%..................    5.88%            6.94%             7.25%             7.81%            8.28%
5.50%..................    6.47 %           7.64%             7.97%             8.59%            9.11%
6.00%..................    7.06%            8.33%             8.70%             9.38%            9.93%
--------------------------------------------------------------------------------------------------------


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Tax Exempt Fund shares. SOME PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX AND STATE AND LOCAL INCOME TAXES.

EFFECTIVE YIELD
--------------------------------------------------------------------------------


The effective yield of a Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result. For the seven-day period ended July 31, 1998, the effective yield for Investment A Shares of the Government Cash Reserves Fund and Commercial Paper Fund was 5.07% and 5.22%, respectively. For the seven-day period ended July 31, 1998, the effective yield for Institutional Shares of the Government Cash Reserves Fund, Commercial Paper Fund and Treasury Obligations Fund was 5.07%, 5.22% and 5.34%, respectively.

Information relating to the Tax Exempt Money Market Fund is not provided, as that Fund did not commence operations until September 21, 1998.


PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The performance of a Fund depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates on money market instruments;

     o    changes in expenses of the Fund or of either class of shares; and

     o    the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

     o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking for either class of shares in the "short-term U.S. government funds" category in advertising and sales literature.

     o SALOMON 30 DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.

     o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements for Fifth Third Government Cash Reserves Fund, Fifth Commercial Paper Fund and Fifth Third Treasury Obligations Fund for the fiscal year ended July 31, 1998, are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Money Market Funds dated July 31, 1998 (SEC File No. 811-5669). A copy of this Annual Reports may be obtained without charge by contacting the Trust at the address shown on the cover page of this Combined Statement of Additional Information. The financial statements for Fifth Third Tax Exempt Money Market Fund for the fiscal year ended September 30, 1998, are included as Appendix A to this Combined Statement of Additional Information.

APPENDIX A -- FINANCIAL STATEMENTS OF THE FIFTH THIRD FUNDS
(CARDINAL FUND AND TAX EXEMPT MONEY MARKET FUND)
-----------------------------------------------------------


                         INDEX TO FINANCIAL STATEMENTS



                                                                                                      PAGE
                                                                                                      ----
Report of Independent Auditors ....................................................................... 21
Statements of Assets and Liabilities as of September 30, 1998 ........................................ 22
Statements of Operations for the year ended September 30, 1998 ....................................... 23
Statements of Changes in Net Assets for the years ended September 30, 1998, and 1997 ................. 24
Schedule of Portfolio Investments as of September 30, 1998 -- Fifth Third Cardinal Fund .............. 25
Schedule of Portfolio Investments as of September 30, 1998 -- Fifth Third Tax Exempt
        Money Market Fund ............................................................................ 28
Notes to Financial Statements ........................................................................ 30

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
Fifth Third Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Fifth Third Cardinal Fund and the Fifth Third Tax Exempt Money Market Fund (the Funds) as of September 30, 1998, and the related statements of operations and statements of changes for the year then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Funds for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 1998, the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
October 28, 1998

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                         Tax Exempt
                                                                                      Cardinal          Money Market
                                                                                        Fund                Fund
                                                                                    -------------    ------------------
Assets:
Investments, at value (Cost $148,619; $51,702, respectively)                            $ 256,097          $ 51,702
Repurchase agreements (Cost $2,443; $0, respectively)                                       2,443                --
                                                                                        ---------          --------
    Total Investments                                                                     258,540            51,702
Cash                                                                                            1               152
Interest and dividends receivable                                                             386               594
Receivable for Fund shares sold                                                                67                --
Prepaid expenses and other assets                                                              86                78
                                                                                        ---------          --------
    Total Assets                                                                          259,080            52,526
                                                                                        ---------          --------

Liabilities:
Income distribution payable                                                                    --                46
Payable for Fund shares redeemed                                                              344                --
Accrued expenses and other payables:
    Investment advisory fees                                                                   38                 6
    Administration services fee - Institutional Shares                                          9                --
    Distribution services - Investment A Shares                                               127                --
    Accounting and transfer agent fees                                                         34                 9
    Custodian fees                                                                              3                 2
    Other                                                                                      80                16
                                                                                        ---------          --------
    Total Liabilities                                                                         635                79
                                                                                        ---------          --------

Net Assets:
Paid-in capital                                                                           147,032            52,449
Net unrealized appreciation (depreciation) on investments                                 107,478                --
Accumulated undistributed net realized gains (losses) on investment                         3,954                (2)
Accumulated undistributed net investment income (loss)                                        (19)               --
                                                                                        ---------          --------
    Net Assets                                                                          $ 258,445          $ 52,447
                                                                                        =========          ========
Net Assets
    Investment A Shares                                                                 $ 232,903          $ 44,494
    Institutional Shares                                                                   25,542             7,953
                                                                                        ---------          --------
      Total                                                                             $ 258,445          $ 52,447
                                                                                        =========          ========
Outstanding units of beneficial interest (shares)
    Investment A Shares                                                                    15,668            44,496
    Institutional Shares                                                                    1,719             7,954
                                                                                        ---------          --------
      Total                                                                                17,387            52,450
                                                                                        =========          ========
Net asset value
    Redemption price per share-Investment A Shares                                      $   14.87          $   1.00
                                                                                        =========          ========
    Offering price per shares-Institutional Shares                                      $   14.86          $   1.00
                                                                                        =========          ========
Maximum Sales Charge                                                                         4.50%
                                                                                        =========
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent) per share (Investment A Shares)        $   15.57
                                                                                        =========

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(AMOUNTS IN THOUSANDS)


                                                                                           TAX EXEMPT
                                                                             CARDINAL     MONEY MARKET
                                                                               FUND           FUND
                                                                           ------------   ------------
INVESTMENT INCOME:
Interest income                                                             $  1,068         $ 2,187
Dividend income                                                                4,074               3
Foreign tax withholding                                                          (11)             --
                                                                            --------         -------
    Total Income                                                               5,131           2,190
                                                                            --------         -------

EXPENSES:
Investment advisory fees                                                       1,827             304
Administrative fees                                                                4               1
Administrative services fees - Institutional Shares                               44              --
Distribution services fees - Investment A Shares                                 687              --
Organizational costs                                                              11               5
Custodian fees                                                                    36               7
Portfolio accounting fees                                                         35              20
Transfer agent fees                                                              188              53
Trustees' fees                                                                    30               2
Audit fees                                                                        12               6
Legal fees                                                                        30              11
Fund share registration fees                                                      57               7
Printing fees                                                                     41              12
Insurance fees                                                                    25               1
Other                                                                             32               6
                                                                            --------         -------
    Total Expenses                                                             3,059             435
                                                                            --------         -------

  Less fees voluntarily reduced                                                 (278)             (1)
                                                                            --------         -------
    Net Expenses                                                               2,781             434
                                                                            --------         -------
             Net Investment Income (Loss)                                      2,350           1,756
                                                                            --------         -------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gains(losses) on investments                                     22,115              (2)
Net change in unrealized appreciation(depreciation) from investments         (13,872)             --
                                                                            --------         -------
Net realized and unrealized gains(losses) on investments                       8,243              (2)
                                                                            --------         -------
Change in net assets resulting from operations                              $ 10,593         $ 1,754
                                                                            ========         =======


(See Notes which are an integral part of the Financial Statements)

 FIFTH THIRD FUNDS
 STATEMENTS OF CHANGES IN NET ASSETS
 (IN THOUSANDS)


                                                                          Cardinal Fund            Tax Exempt Money Market Fund
                                                                          -------------            ----------------------------
                                                                    Year Ended      Year Ended       Year Ended      Year Ended
                                                                   September 30,   September 30,    September 30,   September 30,
                                                                       1998            1997           1998 (a)          1997
                                                                       ----            ----           --------          ----
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                $   2,350       $   2,539       $   1,756       $   1,783
Net realized gains (losses) on investment transactions                  22,115          19,070              (2)             --
Change in unrealized appreciation (depreciation) on investments        (13,872)         63,545              --              --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets resulting from operations                     10,593          85,154           1,754           1,783
                                                                     ---------       ---------       ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
    Investment A Shares                                                 (2,265)         (2,179)         (1,750)         (1,783)
    Institutional Shares                                                  (271)           (174)             (6)             --
Distributions in excess of net investment income
    Investment A Shares                                                   (543)             --              --              --
    Institutional Shares                                                   (65)             --              --              --
Distributions from net realized gains
    Investment A Shares                                                (31,312)        (19,080)             --              --
    Institutional Shares                                                (3,387)             --              --              --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from distributions                           (37,843)        (21,433)         (1,756)         (1,783)
                                                                     ---------       ---------       ---------       ---------

FUND SHARE (PRINCIPAL) TRANSACTIONS--
Investment A Shares
Proceeds from shares issued                                             15,605          12,835         169,673         155,053
Dividends reinvested                                                    31,761          19,793           1,648           1,668
Cost of shares redeemed                                                (57,668)        (51,330)       (187,110)       (156,352)
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from share transactions                      (10,302)        (18,702)        (15,789)            369
                                                                     ---------       ---------       ---------       ---------
Institutional Shares
Proceeds from shares issued                                              4,380          24,912          12,864              --
Dividends reinvested                                                     3,721             174              --              --
Cost of shares redeemed                                                 (6,893)         (4,358)         (4,910)             --
                                                                     ---------       ---------       ---------       ---------
     Change in net assets from share transactions                        1,208          20,728           7,954              --
                                                                     ---------       ---------       ---------       ---------
          Change in net assets                                         (36,344)         65,747          (7,837)            369
NET ASSETS:
Beginning of year                                                      294,789         229,042          60,284          59,915
                                                                     ---------       ---------       ---------       ---------
End of year                                                          $ 258,445       $ 294,789       $  52,447       $  60,284
                                                                     =========       =========       =========       =========


 (See Notes which are an integral part of the Financial Statements)

 (a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

FIFTH THIRD CARDINAL FUND
Schedule of Portfolio Investments                           September 30, 1998
(Amounts in thousands except share amounts)

               SHARES
                 OR
              PRINCIPAL       SECURITY                                                         MARKET
               AMOUNT        DESCRIPTION                                                        VALUE
               ------        -----------                                                        -----

COMMON STOCKS (99.1%):
BANKS (5.6%):
                  30,000     Amsouth Bancorp.                                              $        1,024
                  80,000     Banc One Corp.                                                         3,410
                  30,000     Bank of New York Co., Inc.                                               821
                  10,000     Citicorp                                                                 929
                  66,000     Huntington Bancshares, Inc.                                            1,658
                 200,000     Key Corp.                                                              5,776
                  15,000     Mellon Bank Corp.                                                        826
                                                                                           --------------
                                                                                                   14,444
                                                                                           --------------
BEVERAGES (3.8%):
                  50,000     Anheuser Busch, Inc.                                                   2,700
                 100,000     Coca Cola Co.                                                          5,762
                  50,000     PepsiCo, Inc.                                                          1,472
                                                                                           --------------
                                                                                                    9,934
                                                                                           --------------
BUSINESS SERVICES (0.4%):
                  30,000     Service Corp. International                                              956
                                                                                           --------------
COMPUTER SOFTWARE (5.9%):
                  15,000     Computer Associates International, Inc.                                  555
                  50,000     HBO & Co.                                                              1,444
                 110,000     Microsoft Corp. (b)                                                   12,107
                  35,000     Oracle Corp. (b)                                                       1,019
                                                                                           --------------
                                                                                                   15,125
                                                                                           --------------
COMPUTER SYSTEMS & EQUIPMENT (6.8%):
                  56,250     Cisco Systems, Inc. (b)                                                3,477
                 100,000     Compaq Computer Corp.                                                  3,163
                  30,000     Computer Sciences Corp.                                                1,635
                  52,000     Dell Computer Corp. (b)                                                3,419
                  40,000     Hewlett-Packard Co.                                                    2,118
                  30,000     IBM Corp.                                                              3,839
                                                                                           --------------
                                                                                                   17,651
                                                                                           --------------
CONSUMER PRODUCTS (3.5%):
                  10,000     Clorox Co.                                                               825
                  50,000     Gillette Co.                                                           1,913
                  30,000     Kimberly-Clark Corp.                                                   1,215
                  70,000     Proctor & Gamble Co.                                                   4,965
                                                                                           --------------
                                                                                                    8,918
                                                                                           --------------
ELECTRONICS (0.6%):
                  25,000     Johnson Controls, Inc.                                                 1,162
                  25,000     Tektronix, Inc.                                                          388
                                                                                           --------------
                                                                                                    1,550
                                                                                           --------------
ENTERTAINMENT & LEISURE (1.1%):
                  20,000     Imax, Inc.                                                               400
                 100,000     The Walt Disney Co.                                                    2,531
                                                                                           --------------
                                                                                                    2,931
                                                                                           --------------
ENVIRONMENTAL CONTROL (0.2%):
                  35,000     U.S. Filter Corp. (b)                                                    560
                                                                                           --------------
FINANCIAL SERVICES (7.3%):
                  45,000     American International Group, Inc.                                     3,465
                   7,000     Bankers Trust                                                            413
                 150,000     Charter One Financial Corp.                                            3,731
                 175,000     Cincinnati Financial Corp.                                             5,381
                  30,000     Fannie Mae                                                             1,928


                  15,000     FHLMC                                                                    742
                  40,000     Household International, Inc.                                          1,500
                  10,000     J.P. Morgan & Co.                                                        846
                  30,000     T. Rowe Price Associates, Inc.                                           881
                                                                                           --------------
                                                                                                   18,887
                                                                                           --------------
HEALTHCARE (9.4%):
                 100,000     American Home Products                                                 5,239
                  25,000     Amgen, Inc. (b)                                                        1,889
                  20,000     Bergen Brunswig Corp.                                                  1,011
                  60,000     Biomet, Inc.                                                           2,081
                  30,000     Boston Scientific (b)                                                  1,541
                  25,000     Guidant Corp.                                                          1,856
                  75,000     Healthsouth Corp. (b)                                                    792
                  60,000     Johnson & Johnson                                                      4,695
                  70,000     Medtronic, Inc.                                                        4,051
                  40,000     Tenet Healthcare Corp. (b)                                             1,150
                                                                                           --------------
                                                                                                   24,305
                                                                                           --------------
INSURANCE (3.1%):
                  30,000     Allstate                                                               1,251
                 135,000     Marsh & McLennan, Inc.                                                 6,716
                                                                                           --------------
                                                                                                    7,967
                                                                                           --------------
MACHINERY (5.5%):
                  20,000     Boeing Co.                                                               686
                  30,000     Caterpillar, Inc.                                                      1,337
                  25,000     Deere & Co.                                                              756
                 140,000     General Electric Co.                                                  11,139
                  20,000     PRI Automation, Inc. (b)                                                 250
                                                                                           --------------
                                                                                                   14,168
                                                                                           --------------
MANUFACTURING (4.2%):
                  25,000     Minnesota Mining & Manufacturing Co.                                   1,842
                  25,000     Monsanto Co.                                                           1,409
                  80,000     Textron, Inc.                                                          4,850
                  50,000     Tyco International, Ltd.                                               2,763
                                                                                                   10,864
MEDIA/PUBLISHING (3.0%):
                  20,000     Clear Channel Communications, Inc. (b)                                   950
                  30,000     Gannett Co.                                                            1,607
                  20,000     Jacor Communications, Inc. (b)                                         1,013
                  80,000     New York Times Co., Class A                                            2,199
                  40,000     Tribune Co.                                                            2,013
                                                                                           --------------
                                                                                                    7,782
                                                                                           --------------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
                  20,000     Avery Dennison Corp.                                                     874
                                                                                           --------------
OIL & GAS PRODUCERS & SERVICES (9.9%):
                  60,000     Exxon Corp.                                                            4,211
                  75,000     Mobil Corp.                                                            5,694
                 100,000     Royal Dutch Petroleum                                                  4,762
                  40,000     Schlumberger, Ltd.                                                     2,013
                  75,000     Texaco, Inc.                                                           4,702
                  30,000     Transocean Offshore, Inc.                                              1,041
                 120,000     Williams Companies, Inc.                                               3,450
                                                                                           --------------
                                                                                                   25,873
                                                                                           --------------
PHARMACEUTICALS (6.9%):
                  15,000     Cardinal Health, Inc.                                                  1,549
                  50,000     Merck & Co., Inc.                                                      6,478
                  70,000     Pfizer, Inc.                                                           7,416
                  30,000     Warner Lambert, Inc.                                                   2,265
                                                                                           --------------
                                                                                                   17,708
                                                                                           --------------
RETAIL (3.8%):
                  60,000     Consolidated Stores Corp. (b)                                          1,178
                  40,000     Kohls Corp. (b)                                                        1,560

                  70,000     Lowe's Companies                                                       2,227
                  30,000     McDonald's Corp.                                                       1,791
                  45,000     Pier One Imports, Inc.                                                   338
                  50,000     Wal-Mart Stores, Inc.                                                  2,730
                                                                                           --------------
                                                                                                    9,824
                                                                                           --------------
SEMICONDUCTORS (4.2%):
                  90,000     Intel Corp.                                                            7,717
                  10,000     KLA-Tencor Corp. (b)                                                     249
                  40,000     Motorola, Inc.                                                         1,708
                  20,000     Texas Instruments, Inc.                                                1,055
                                                                                           --------------
                                                                                                   10,729
                                                                                           --------------
TECHNOLOGY (1.6%):
                  40,000     Applied Materials (b)                                                  1,010
                  10,000     Aspen Technology, Inc. (b)                                               268
                  51,400     Dupont (E.I.) de Nemours & Co.                                         2,884
                                                                                           --------------
                                                                                                    4,162
                                                                                           --------------
TELECOMMUNICATIONS & EQUIPMENT (8.3%):
                  50,000     GTE Corp.                                                              2,750
                  80,000     Lucent Technologies, Inc.                                              5,525
                 133,439     MCI Worldcom, Inc. (b)                                                 6,521
                  58,305     Qwest Communication International (b)                                  1,826
                  40,000     Sprint Corp.                                                           2,880
                  50,000     Tellabs, Inc. (b)                                                      1,991
                                                                                           --------------
                                                                                                   21,493
                                                                                           --------------
TOBACCO PRODUCTS (2.7%):
                 150,000     Philip Morris Companies, Inc.                                          6,909
                                                                                           --------------
UTILITIES (1.0%):
                  60,000     Western Resources, Inc.                                                2,483
                                                                                           --------------
TOTAL COMMON STOCKS                                                                               256,097
                                                                                           --------------

CASH EQUIVALENTS (0.9%):
REPURCHASE AGREEMENTS (0.9%):
                  $2,443     Warburg, 5.50%, dated 9/30/98, due 10/1/98 (at amortized               2,443
                             cost), collateralized by U.S. Treasury Notes, 7.50%, due      --------------
                             11/15/01, with a value of $20, and U.S. Treasury
                             Bonds, 11.25%, due 2/15/15 with a value of $2,473.

TOTAL CASH EQUIVALENTS                                                                              2,443
                                                                                           --------------



TOTAL INVESTMENTS (COST $151,062) (a)   -   100.0%                                                258,540
LIABILITIES IN EXCESS OF OTHER ASSETS   -   0.0%                                                      (95)
                                                                                           --------------

TOTAL NET ASSETS   -   100.0%                                                              $      258,445
                                                                                           ==============


------------

    (a) Represents cost for financial reporting and federal tax purposes. The net unrealized appreciation of investments for federal tax basis amounts to $107,478, which is composed of $117,112 appreciation and $9,634 depreciation at September 30, 1998.

    (b) Non-income producing security.

See notes which are an integral part of the financial statements

FIFTH THIRD TAX EXEMPT MONEY MARKET
Schedule of Portfolio Investments                           September 30, 1998
(Amounts in thousands)

               SHARES
                 OR
              PRINCIPAL       SECURITY                                                                      AMORTIZED
               AMOUNT        DESCRIPTION                                                                      COST
               ------        -----------                                                                      ----

CERTIFICATE OF PARTICIPATION (1.0%):
                     500     Wood County, Ohio, 7.88%, due 12/1/13                                      $           513
                                                                                                        ---------------
TOTAL CERTIFICATE OF PARTICIPATION                                                                                  513
                                                                                                        ---------------

COMMERCIAL PAPER (7.6%):
                   1,000     Cleveland, Ohio, 3.35%, due 10/14/98                                                 1,000
                   1,000     Illinois Health, 3.45%, due 10/27/98                                                 1,000
                   1,000     Illinois Health, 3.55%, due 10/30/98                                                 1,000
                   1,000     Massachusetts Bay Transportation, 3.38%, due 12/7/98                                 1,000
                                                                                                        ---------------
TOTAL COMMERCIAL PAPER                                                                                            4,000
                                                                                                        ---------------

MUNICIPAL BONDS (88.1%):
General Obligation (21.0%):
                     995     Brown City, Michigan, School District, 4.10%, due 8/20/98                            1,000
                   1,000     Chicago, Illinois, Floating Rate Note, 3.55%,10/21/98 (b)                            1,000
                   1,000     Chicago, Illinois, Floating Rate Note, 3.60%, 1/1/06                                 1,000
                   1,255     Delaware, Ohio, 3.90%, due 6/2/99                                                    1,256
                   2,650     Fairfield, Ohio, 3.90%, due 6/11/99                                                  2,653
                   1,500     Hamilton County, Ohio, 3.75%, due 6/11/99                                            1,500
                     300     Hilliard, Ohio, 3.85%, due 9/9/99                                                      301
                     610     Hudson, Ohio, 3.95%, due 5/4/99                                                        610
                   1,025     Lakewood, Ohio, 3.60%, due 12/1/98                                                   1,025
                     400     London, Ohio, 4.25%, due 7/22/99                                                       401
                     275     Wapakoneta, Ohio, 4.80%, due 6/23/99                                                   277
                                                                                                        ---------------
                                                                                                                 11,023
                                                                                                        ---------------
Revenue Bonds (67.1%):
                   1,000     Allen County, Ohio, Health Care, Floating Rate Note, 2.90%,                          1,000
                             10/21/98 (b)
                   2,400     Ashtabula County, Ohio, Industrial Development, 3.75%, due                           2,400
                             12/1/16
                     800     Burke County, Georgia, Development Authority, Floating Rate                            800
                             Note, 4.05%, 10/1/98 (b)
                   2,230     Clark County, Kentucky, Pollution Control, 3.75%, due                                2,230
                             10/15/14
                   1,040     Columbus, Indiana, Floating Rate Note, 4.15%, 10/1/98 (b)                            1,040
                   1,475     Dade County, Florida, Aviation, 5.00%, due 10/1/98                                   1,475
                     400     Delaware City, Pennsylvania, 3.95%, due 12/1/15                                        400
                   2,000     Grand Rapids, Michigan, Water Supply, 3.50%, due 1/1/20                              2,000
                   1,920     Hamilton County, Ohio, 3.45%, due 1/1/18                                             1,920
                     100     Harris County, Texas, 4.10%, due 2/15/27                                               100
                   1,000     Indiana, Health Facility Financing Authority, 3.90%, due                             1,001
                             11/1/98
                     500     Kansas City, Missouri, Health Revenue Bond, Floating Rate                              500
                             Note, 4.16%, 10/1/98 (b)
                     200     Kansas City, Missouri, Industrial Development Authority,                               200
                             Floating Rate Note, 4.10%, 10/1/98 (b)
                     900     Kentucky, Development Financial Authority, 3.90%, due                                  900
                             12/2/15
                   1,000     Kentucky, Higher Education, 4.55%, due 6/1/98                                        1,007
                   1,200     Lexington Fayette County, Kentucky, 3.70%, due 4/1/99                                1,200

                     500     Lubbock, Texas, Floating Rate Note, 4.10%, 10/1/98 (b)                                 500
                   1,000     Metro Service District of Oregon, 6.75%, due 7/1/22                                  1,049
                     800     Michigan Hospital Facility, 3.55%, due 12/1/23                                         800
                   1,800     Michigan State Hospital Finance Authority, 3.55%, due                                1,800
                             12/1/23
                   1,000     Missouri Higher Education, 4.20%, due 8/15/99                                        1,005
                   1,750     Ohio Building Referendum, Disalles, Ohio, 5.00%, due                                 1,750
                             10/1/98
                   1,000     Ohio Facilities, 4.50%, due 11/1/98                                                  1,001
                   1,850     Ohio State Building Authority, 5.00%, due 10/1/98                                    1,850
                     500     Ohio State Building Authority, 7.75%, due 10/1/08                                      510
                   1,000     Ohio State University, 7.15%, due 12/1/09                                            1,026
                     100     Perry County, Mississippi, Floating Rate Note, 4.05%,                                  100
                             10/1/98 (b)
                     300     Phoenix, Arizona, 4.00%, due 7/1/99                                                    301
                   2,000     Student Loan Funding, Ohio, 3.55%, due 12/29/98                                      2,000
                   2,000     Unita County, Wyoming, Pollution Control, Floating Rate                              2,000
                             Note, 3.65%, 10/16/98 (b)
                   1,300     Washington State, Health, Floating Rate Note, 4.05%,                                 1,300
                             10/1/98 (b)                                                                ---------------
                                                                                                                 35,165
                                                                                                        ---------------
TOTAL MUNICIPAL BONDS                                                                                            46,188
                                                                                                        ---------------

WARRANTS (1.9%):
                   1,000     West Lafayette, Indiana, Community School Tax, 4.07%, due                            1,001
                              12/31/98                                                                  ---------------

TOTAL WARRANTS                                                                                                    1,001
                                                                                                        ---------------



TOTAL INVESTMENTS (AMORTIZED COST $51,702) (a)   -   98.6%                                                       51,702
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.4%                                                                    745
                                                                                                        ---------------

TOTAL NET ASSETS   -   100.0%                                                                           $        52,447
                                                                                                        ===============

------------

Percentages indicated are based on net assets of $52,447.



    (a) Also represents cost for federal tax purposes.

    (b) Current rate and next reset date shown.

See notes which are an integral part of the financial statements.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998

1.       ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At September 30, 1998, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fifth Third Cardinal Fund (the "Cardinal Fund") and the Fifth Third Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund") (collectively, "the Funds").

The Funds each issue two classes of shares: Investment A shares and Institutional shares. Investment A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Class, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Tax Exempt Money Market Fund commenced operations of the Institutional shares on September 21, 1998.

2.       REORGANIZATION

The Trust entered into an Agreement and Plan of Reorganization and Liquidation with The Cardinal Group pursuant to which all of the assets and liabilities of each Cardinal Group Portfolio transferred to a portfolio of the Trust in exchange for shares of the corresponding portfolio of the Trust. The Cardinal Government Obligations Fund transferred its assets and liabilities to the Fifth Third Bond Fund For Income. The Cardinal Government Securities Money Market Fund transferred its assets and liabilities to the Fifth Third Government Cash Reserves Fund. The Cardinal Balanced Fund transferred its assets and liabilities to the Fifth Third Balanced Fund. The Cardinal Aggressive Growth Fund transferred its assets and liabilities to the Fifth Third Midcap Fund. The Cardinal Fund transferred its assets and liabilities to the Fifth Third Cardinal Fund. The Cardinal Tax Exempt Money Market Fund transferred its assets and liabilities to the Fifth Third Tax Exempt Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income purposes, was completed on September 21, 1998 and was approved by shareholders of The Cardinal Group at a special shareholder meeting held on July 24, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization for the Cardinal Fund and Tax Exempt Money Market Fund:

                                                                            After
                                         Before Reorganization         Reorganization
                                         ---------------------         --------------
                                                         Fifth Third     Fifth Third
                                        Cardinal          Cardinal         Cardinal
                                          Fund              Fund             Fund
                                          ----              ----             ----
Shares (000)                               17,572             0              17,572
Net Assets (000)                         $263,745            $0            $263,745
Net Asset Value--Investment A            $  15.01            $0            $  15.01
Unrealized appreciation (000)            $113,875            $0            $113,875



                                                                           After
                                          Before Reorganization        Reorganization
                                          ---------------------        --------------
                                         Cardinal      Fifth Third       Fifth Third
                                        Tax Exempt      Tax Exempt        Tax Exempt
                                       Money Market    Money Market      Money Market
                                          Fund            Fund               Fund
                                          ----            ----               ----

Shares (000)                              54,034             0             54,034
Net Assets (000)                         $54,032            $0            $54,032
Net Asset Value                          $  1.00            $0            $  1.00
Unrealized appreciation (000)            $     0            $0            $     0


3.       SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of The Cardinal Group was held on July 24, 1998. At the Meeting, shareholders voted on the approval of the Agreement and Plan of Reorganization and Liquidation by and between Fifth Third Funds, Fifth Third Bank, The Cardinal Group and Cardinal Management Corp. ("CMC"). The results of this vote by shareholders was as follows:

                   For                    Against         Abstain
                   ---                    -------         -------
               307,245,979              11,856,341       13,544,912

A Special Meeting of Shareholders of The Cardinal Group was held on March 20, 1998. At the Meeting. shareholders voted to approve a new Investment Advisory and Management Agreement with CMC pending the proposed merger of Fifth Third Bancorp with The Ohio Company ("TOC"). CMC is a wholly owned subsidiary of TOC. The results of this vote by shareholders was as follows:

                   For                    Against         Abstain
                   ---                    -------         -------

               609,293,256               6,638,335       21,391,628

4.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that the Trust follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with general accepted accounting principles and the Act. The preparation of these financial statements requires the management of the Trust to make estimates and assumptions which affect the reported amounts of assets and liabilities as of September 30, 1998 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

SECURITIES VALUATION
Investments in Tax Exempt Money Market Fund are valued at amortized cost, which approximates market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market fund purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

Investments in the Cardinal Fund listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available, the portfolio securities are valued in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using specific identification basis.

REPURCHASE AGREEMENTS The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

FEDERAL INCOME TAXES The Trust has made no provision for Federal income taxes. It is the intention of the management of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS The Tax Exempt Money Market Fund declares dividends from net investment income daily and pays them to shareholders monthly. The Cardinal Fund declares and pays dividends from net investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually by the Trust. Distributions of net investment income and realized capital gains are determined in accordance with the income tax regulations which may differ with generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are classified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

As of September 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital (in thousands):

                                  ACCUMULATED             ACCUMULATED NET
                                UNDISTRIBUTED NET       REALIZED GAIN/(LOSS)
                                INVESTMENT INCOME          ON INVESTMENTS
                                -----------------          --------------


         Cardinal Fund                $589                   $(3,169)


OPTION WRITING When the Cardinal Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from options written that expire unexercised are recognized as realized gains by the Fund on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios which write options bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

Written option activity for the year ended September 30, 1998 was as follows:

                                                                    CARDINAL FUND
                                                                    -------------
                                            Put Options                         Call Options
                                            -----------                         ------------
                                            Number                                  Number
                                            of contracts        Premium          of contracts          Premium
                                            ------------        -------          ------------          -------
Contracts outstanding at 9/30/97             600             $ 2,194,000              600             $ 858,000
Contracts written                            760                 300,000
Contracts expired                           (700)               (932,000)            (600)             (858,000)
Contracts exercised                         (660)             (1,562,000)
                                            ----             -----------             ----             ---------
Contracts  outstanding at 9/30/98              0             $         0                0             $       0
                                            ====             ===========             ====             =========


EXPENSE ALLOCATION Expenses directly related to one of the Trust's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the Trust based on their relative net assets.

5.       PURCHASE AND SALES SECURITIES
The purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1998 were as follows (in thousands):

                                     Purchases                  Sales
                                     ---------                  -----
         Cardinal Fund                 $41,160                 $65,972

6.       TRANSACTIONS WITH AFFILIATES
Investment Advisory Fee -- Prior to June 12, 1998, CMC, a wholly owned subsidiary of TOC acted as investment advisor and transfer agent for the Cardinal Fund and Tax Exempt Money Market Fund under contracts monitored and annually approved by the Board of Trustees. CMC also provided certain administrative services for the Funds. On June 12, 1998, TOC became a wholly owned subsidiary of Fifth Third Bancorp. At that time, the shareholders approved the new investment advisory agreement as discussed in Note 3. CMC received a fee based on the net assets of each portfolio. As a result of the merger of the Fifth Third Funds and The Cardinal Group, Fifth Third Bank became the investment advisor on September 21, 1998 and began receiving fees based on the net assets of each portfolio. CMC and Fifth Third Bank each received annualized investment advisory fees of 0.50% (Tax Exempt Money Market Fund) and 0.60% (Cardinal Fund) of net assets for the respective time periods that they served as investment advisor during the year ended September 30, 1998. CMC voluntarily waived $50,000 in investment advisory fees on the Cardinal Fund during the year ended September 30, 1998. Fifth Third Bank also began serving as transfer agent and dividend disbursing agent for the Funds on September 21, 1998 for which it receives a fee. Fifth Third Bank subcontracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity.

Distribution Services Fee -- TOC served as the Cardinal Fund's distributor until June 12, 1998. TOC received fees from the Cardinal Fund for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the Cardinal Fund paid TOC an annual fee not to exceed 0.25% of the average net assets of the Investment A shares of the fund for providing distribution and shareholder services. During the year ended September 30, 1998 TOC voluntarily waived $202,000 in distribution servicing fees on the Cardinal Fund.

BISYS Fund Services ("BISYS") began serving as the Cardinal Fund's principal distributor pursuant to an agreement between BISYS and The Cardinal Group dated June 12, 1998. The terms of the agreement were identical to the Distribution and Shareholder Service Plan noted above.

After the merger of The Cardinal Group and Fifth Third Funds on September 21, 1998, BISYS began serving as the Cardinal Fund and the Tax Exempt Money Market Fund's principal distributor under the Trust's agreement. In accordance with Rule 12b-1 under the 1940 Act, the Trust entered into a Distribution Plan with BISYS with respect to Investment A shares. Under the Distribution Plan, the Funds may pay a fee not to exceed 0.25% or the average net assets of the Investment A shares of the Fund to the Distributor. These fees may be used by BISYS to pay banks, broker dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution and shareholder service assistance in connection with the distribution of the fund.

Administrative Services Fee -- Under the Administrative Services Plan, TOC received 0.15% of the average net assets of the Institutional shares of the Cardinal Fund for providing shareholder services. TOC voluntarily waived $22,000 in administrative servicing fees on the Cardinal Fund during the year ended September 30, 1998. The Administrative Services Plan for Institutional shares was terminated on September 21, 1998.

Administrative Fee -- As of September 21, 1998, the date of the merger, BISYS serves as the Funds' administrator. The administrator generally assists in all aspects of the Funds' administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds, including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the period ended September 30, 1998, BISYS waived $4,000 and $1,000 for the Cardinal Fund and Tax Exempt Money Market Fund, respectively.

Accounting and Custody Fees -- Fifth Third Bank maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Trust's custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.


7.       INSURANCE

Fidelity Bond and Errors/Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets, deposits made for the initial capital and certificates of deposits that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits and certificates of deposit of the Funds:

                                                              CERTIFICATES
                                               DEPOSITS       OF DEPOSITS
                                               --------       -----------
           Cardinal Fund                       $28,588          $56,600
           Tax Exempt Money Market Fund         13,291           27,000

8.       FEDERAL INCOME TAX INFORMATION (UNAUDITED) (IN THOUSANDS)

During the year ended September 30, 1998 the Cardinal Fund declared long-term capital distributions of $32,104.

For corporate shareholders of the Cardinal Fund 100% of the total ordinary income distributions paid during the fiscal year ended September 30, 1998, qualify for the corporate dividend received deductions.

During the year ended September 30, 1998, the Tax Exempt Money Market Fund declared tax-exempt income distributions of $1,710.


9.       CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Funds for the years ended September 30, 1998 and 1997 were as follows (in thousands):

FIFTH THIRD FUNDS
CAPITAL SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)




                                                                                              TAX EXEMPT MONEY
                                                                CARDINAL FUND                    MARKET FUND (a)

                                                          SHARES          AMOUNT           SHARES            AMOUNT
                                                          ------          ------           ------            ------
For the year ended September 30, 1998:
Investment A Shares:
      Shares issued                                          961         $ 15,605          169,674         $ 169,673
      Dividends reinvested                                 2,062           31,761            1,648             1,648
      Shares redeemed                                     (3,449)         (57,668)        (187,110)         (187,110)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Investment A Shares           (426)        $(10,302)         (15,788)        $ (15,789)
                                                          ======         ========         ========         =========
Institutional Shares:
      Shares issued                                          261         $  4,380           12,864         $  12,864
      Dividends reinvested                                   242            3,721               --                --
      Shares redeemed                                       (399)          (6,893)          (4,910)           (4,910)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Institutional Shares           104         $  1,208            7,954         $   7,954
                                                          ======         ========         ========         =========

For the year ended September 30, 1997:
Investment A Shares:
      Shares issued                                          989         $ 12,835          155,053         $ 155,053
      Dividends reinvested                                 1,512           19,793            1,668             1,668
      Shares redeemed                                     (3,845)         (51,330)        (156,352)         (156,352)
                                                          ------         --------         --------         ---------
      Net increase (decrease) Investment A Shares         (1,344)        $(18,702)             369         $     369
                                                          ======         ========         ========         =========
Institutional Shares:
      Shares issued                                        1,894         $ 24,912               --         $      --
      Dividends reinvested                                    12              174               --                --
      Shares redeemed                                       (291)          (4,358)              --                --
                                                          ------         --------         --------         ---------
      Net increase Institutional Shares                    1,615         $ 20,728               --         $      --
                                                          ======         ========         ========         =========


      (a) The Tax Exempt Money Market Institutional Shares commenced operations on September 21, 1998.

                            PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a) The following financial statements of each series of the Fountain Square Funds (now known as "Fifth Third Funds"), other than the Fountain Square Cardinal Fund and the Fountain Square Tax Exempt Money Market Fund, are incorporated herein by reference to the Fountain Square Funds Annual Reports to Shareholders, dated July 31, 1998 (File No. 811-5669):

         Statement of Assets and Liabilities as of July 31, 1998
         Statements of Operations for the years ended July 31, 1998 and 1997 Statements of Changes in Net Assets for the years ended July 31, 1998 and 1997
         Schedule of Investments as of July 31, 1998
         Notes to Financial Statements
         Report of Independent Auditors

         The following financial statements of the Fountain Square Cardinal Fund and the Fountain Square Tax Exempt Money Market Fund are incorporated herein by reference to the Fountain Square Funds Annual Report to Shareholders, dated September 30, 1998, relating to such Funds (File No. 811-5669):

         Statement of Assets and Liabilities as of September 30, 1998 Statements of Operations for the years ended September 30, 1998 and
           1997
         Statements of Changes in Net Assets for the years ended September 30,
           1998 and 1997
         Schedule of Investments as of September 30, 1998
         Notes to Financial Statements
         Report of Independent Auditors

(b)      Exhibits:

         (1) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28,
              1995)

              (i) Amendment No. 8 to the Declaration of Trust (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996)

              (ii) Amendment No. 9 to the Declaration of Trust (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996)

              (iii) Amendment No. 10 to the Declaration of Trust (Incorporated
                    by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

              (iv) Amendment No. 11 to the Declaration of Trust (Incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998)

              (v) Amendment No. 12 to the Declaration of Trust (filed herewith)

              (vi) Amendment No. 13 to the Declaration of Trust (filed herewith)

         (2) By-Laws of the Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995);

         (3)  Not applicable

         (4)  Not applicable

         (5)  (i)   Investment Advisory Contract of the Registrant through and including Exhibit J (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

                    (a) Exhibits K-M to Investment Advisory Contract of Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997

                    (b) Exhibits N-O to Investment Advisory Contract (filed herewith)

              (ii) Sub-Advisory Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994)

              (iii) Investment Advisory Contract of the Fifth Third Pinnacle
                    Fund (filed herewith)

         (6)  (i)   Distribution Agreement of the Registrant (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 17 on
                    Form N-1A filed on or about January 18, 1996)

                    (a) Amended Schedules A-C to Distribution Agreement (filed herewith)

              (ii) Administrative Service Agreement of the Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28,
                    1996)

                    (a) Amended Exhibit A to Administrative Service Agreement (filed herewith

         (7)  Not applicable;

         (8)  (i)   Custody Agreement of the Registrant (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 25 on
                    Form N-1A filed on or about November 28, 1997);

                    (a) Amended Exhibit B to Custody Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997

              (ii) Sub-Custody Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

         (9)  (i)   Transfer Agency and Accounting Services Agreement of the
                    Registrant (Incorporated by reference to Registrant's
                    Post-Effective Amendment No. 15 on Form N-1A filed
                    February 28, 1995)

                    (a) Amended Schedule A to Transfer Agency and Accounting Services Agreement (filed herewith)

              (ii) Management and Administration Agreement of the Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

                    (a) Amended Schedule A to Management and Administration Agreement (filed herewith)

              (iii) Sub-Administration Agreement (Incorporated by reference to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

                    (a) Amended Schedule A to Sub-Administration Agreement (filed herewith)

         (10) Opinion and Consent of counsel as to legality of shares being registered (filed herewith)

         (11) (i)   Consent of Ernst & Young LLP (filed herewith)

              (ii)  Consent of KPMG Peat Marwick LLP (filed herewith)

         (12) Not applicable

         (13) Initial Capital Understanding (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

         (14) Not applicable

         (15) (i) Amended Rule 12b-1 Plan through and including Exhibits A and B (filed herewith)

              (ii)  Form of Rule 12b-1 Agreement (filed herewith)

         (16) Not applicable

         (17) Financial Data Schedules (EDGAR filing only)

         (18) Amended and Restated Multiple Class Plan (filed herewith)

         (19) Power of Attorney (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996)

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES


         The following table sets forth information as to all record holders of Registrant's securities as of September 30, 1998:

                                                     NUMBER OF
TITLE OF CLASS                                       RECORD HOLDERS
--------------                                       --------------

Fifth Third Quality Growth Fund--
         Investment A Shares                         5,965
         Investment C Shares                           745
         Institutional Shares                        2,892

Fifth Third Equity Income Fund--
         Investment A Shares                           946
         Investment C Shares                           112
         Institutional Shares                        1,099
Fifth Third Cardinal Fund--
         Investment A Shares                             5
         Investment C Shares                             0
         Institutional Shares                           75
Fifth Third Pinnacle Fund--
         Investment A Shares                         1,182
         Investment C Shares                           159
         Institutional Shares                          105
Fifth Third Balanced Fund--
         Investment A Shares                         2,773
         Investment C Shares                           349
         Institutional Shares                          859
Fifth Third Mid Cap Fund--
         Investment A Shares                         2,451
         Investment C Shares                           144
         Institutional Shares                        2,134
Fifth Third International Equity Fund--
         Investment A Shares                           657
         Investment C Shares                            41
         Institutional Shares                        1,685
Fifth Third Bond Fund for Income--
         Investment A Shares                            86
         Investment C Shares                            13
         Institutional Shares                        1,669
Fifth Third Quality Bond Fund--
         Investment A Shares                           442
         Investment C Shares                            25
         Institutional Shares                        1,096
Fifth Third U.S. Government Securities Fund--
         Investment A Shares                           157
         Investment C Shares                            10
         Institutional Shares                          625
Fifth Third Municipal Bond Fund--
         Investment A Shares                            11
         Investment C Shares                             0
         Institutional Shares                          416
Fifth Third Ohio Tax Free Bond Fund--
         Investment A Shares                           264
         Investment C Shares                            23
         Institutional Shares                          816

Fifth Third Government Cash Reserves Fund--
         Investment A Shares                         41,440
         Institutional Shares                         3,376
Fifth Third Commercial Paper Fund--
         Investment A Shares                         10,605
         Institutional Shares                         3,391
Fifth Third Tax Exempt Money Market Fund--
         Investment A Shares                          1,417
         Institutional Shares                            66
Fifth Third U.S. Treasury Obligations Fund--
         Institutional Shares                         3,320


ITEM 27.   INDEMNIFICATION

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD BANK

                                                              OTHER SUBSTANTIAL
                           POSITION WITH                      BUSINESS, PROFESSION,
NAME                       FIFTH THIRD BANK                   VOCATION OR EMPLOYMENT
----                       ----------------                   ----------------------

George A. Schaefer, Jr.    President, Chief Executive Officer
                           and Director                          None
Stephen J. Schrantz        Executive Vice President              None
P. Michael Brumm           Executive Vice President              None
Michael K. Keating         Executive Vice President,
                           Trust Officer and Secretary           None
Robert P. Niehaus          Executive Vice President              None
Michael D. Baker           Executive Vice President              None
James J. Hudepohl          Executive Vice President              None
Gerald L. Wissel           Executive Vice President and
                           Director of Audit                     None
Henry W. Hobson, III       Senior Vice President                 None
J. Patrick Bell            Senior Vice President                 None
Tom A. Bobenread           Senior Vice President                 None
Edward H. Silva, Jr.       Senior Vice President                 None
Neal E. Arnold             Senior Vice President and
                           Chief Financial Officer               None
Paul L. Reynolds           Senior Vice President, General
                           Counsel and Assistant Secretary       None
James D. Berghausen        Senior Vice President & Chief         None
                           Investment Officer
Barry L. Boerstler         Senior Vice President                 None
Richard A. Bondie          Senior Vice President                 None
Roger W. Dean              Senior Vice President & Bancorp
                           Controller                            None
Diane L. Dewbrey           Senior Vice President & Cashier       None
Sandra L. Lobert           Senior Vice President & Trust
                           Officer                               None


William J. Moran               Senior Vice President              None
Ronald A. Stahl                Senior Vice President & Trust
                               Officer                            None
Darryl F. Allen                Director                           Chairman, President and CEO, Aeroquip Vickers, Inc.
John F. Barrett                Director                           President and CEO, The Western-Southern
                                                                  Life Insurance Company
Gerald V. Dirvin               Director                           Former Executive Vice President, The Proctor
                                                                  & Gamble Company
Ivan W. Gorr                   Director                           Former Chairman and CEO,
                                                                  Cooper Tire & Rubber Co.
Richard T. Farmer              Director                           Chairman, Cintas Corp.
Thomas B. Donnell              Director                           Chairman, Fifth Third Bank of Northwestern Ohio
Joseph H. Head, Jr.            Director                           Chairman & CEO, Atkins and Pearce
Joan R. Herschede              Director                           Former President and CEO, The Frank
                                                                  Herschede Company
Allen M. Hill                  Director                           President and CEO, Dayton Power & Light, Inc.
William G. Kagler              Director                           Former Chairman of the Executive Committee
                                                                  of the Board of Directors, Skyline Chili, Inc.
James D. Kiggen                Director                           Chairman, Xtek, Inc.
Jerry L. Kirby                 Director                           Chairman, Fifth Third Bank of Western Ohio
Mitchel D. Livingston, Ph.D.   Director                           Vice President for Student Affairs & Human
                                                                  Resources, University of Cincinnati
Robert B. Morgan               Director                           President and CEO, Cincinnati Financial
                                                                  Corp.
David E. Reese                 Director                           Chairman, Fifth Third Bank of the Southwest
James E. Rogers                Director                           Vice Chairman, President & CEO, CINergy
Brian H. Rowe                  Director                           Chairman Emeritus, GE Aircraft Engines
John J. Schiff, Jr.            Director                           Chairman, Cincinnati Financial Corp.
Donald B. Shackelford          Director                           Chairman, Fifth Third Bank of Columbus
Dennis J. Sullivan, Jr.        Director                           Executive Counselor, Dan Pinger Public
                                                                  Relations
Dudley S. Taft                 Director                           President, Taft Broadcasting Co.


MORGAN STANLEY ASSET MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

         Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                         MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)


John R. Alkire, Managing Director                    Frances Campion, Managing Director
James A. Allwin, Managing Director                   Stephen C. Cordy, Managing Director
Arden C. Armstrong, Managing Director                Madhav Dhar, Managing Director
Thomas L. Bennett, Managing Director                 Kenneth B. Dunn, Managing Director
Barton M. Bigg, Managing Director                    Stephen F. Esser, Managing Director
Francine J. Bovich, Managing Director                Philip W. Friedman, Managing Director

J. David Germany, Managing Director                  Timothy D. Jansen, Principal
Nicholas J. Kovich, Managing Director                Margaret Kinsley Johnson, Principal
Maryann K. Malwald, Managing Director                James Jolinger, Principal
Robert J. Marcin, Managing Director                  Michael F. Klein, Principal
Robert L. Meyer, Managing Director                   Paul W. Klug, Jr., Principal
Frank P.L. Minard, Managing Director                 George Kosby, Principal
Margaret B. Nayulor, Managing Director               Steven K. Kreider, Principal
Russell C. Platt, Managing Director                  Michael B. Kushma, Principal
Scott F. Richard, Managing Director                  Khoon-Min Lim, Principal
Robert A. Sargent, Managing Director                 Marianne J. Lippmann, Principal
Gary G. Schlarbaum, Managing Director                William David Lock, Principal
Vinod R. Sethi, Managing Director                    Jeremy Lodewick, Principal
Dennis G. Sherva, Managing Director                  Gordon W. Loery, Principal
James L. Tanner, Managing Director                   Yvonne Longley, Principal
Horacio A. Valeiras, Managing Director               Andrew John Mack, Principal
James R. Tanner, Managing Director                   Gary J. Mangino, Principal
Marna C. Whittington, Managing Director              Angelo G. Maniowoekis, Principal
Richard G. Woolworth, Jr., Managing Director         James J. Manley, Principal
Richard B. Worley, Managing Director                 Jeffrey Margolis, Principal
Warren J. Ackerman, III, Principal                   Ian Martin, Principal
Susan S. Akers, Principal                            M. Paul Martin, Principal
Robert E. Angevine, Principal                        Teresa E. Martini, Principal
W. David Armstrong, Principal                        Walter Maynard, Jr., Principal
Eileen M. Barron, Principal                          Phoebe Mcbee, Principal
Gerald P. Barth-Wehrenalp, Principal                 Alexis C. McCarthy, Principal
Glenn E. Becker, Principal                           Mary Ann Milias St. Peter, Principal
Richard M. Behler, Principal                         Milesh Modi, Principal
Stephen H. Belgrad, Principal                        Paul F. O'Brien, Principal
William Bentley, Principal                           Yoshiro Okawa, Principal
Theodore R. Bigman, Principal                        Wayne D. Peterson, Principal
E. Clayton Boggs, Principal                          Christopher G. Petrow, Principal
Stuart H. Bohart, Principal                          Andreas Ludwig J. Povell, Principal
Richard F. Brereton, Principal                       Akash Prakash, Principal
Andrew C. Brown, Principal                           Narayan Rachmachandran, Principal
Jeffry P. Brown, Principal                           Gail H. Reeke, Principal
Angelica T. Cantlon, Principal                       Ronald R. Reese, Principal
Terence P. Carmichael, Principal                     Christine I. Reilly, Principal
Arthur Certosimo, Principal                          Christian G. Roth, Principal
Marc Crespi, Principal                               Stepano Russo, Principal
Jan Dalkuhara, Principal                             James D. Schmid, Principal
Jacqueline A. Day, Principal                         James H. Scott, Principal
Dana L. Dortone, Principal                           Kiat Seng Seah, Principal
Raye L. Dube, Principal                              Roberto M. Sella, Principal
Hassan Elmasry, Principal                            Stephen C. Sexauer, Principal
Abigail Jones Feder, Principal                       Andy B. Skov, Principal
Frits Nicolas Simon Fiena, Principal                 Kim I. Spellman, Principal
Eugene Flood, Jr., Principal                         Joseph P. Stadler, Principal
Robert J. Formisano, Principal                       Kunihiko Sugio, Principal
Thomas C. Frame, Principal                           Ram K. Sundaram, Principal
W. Blain Gem, Principal                              Ann D. Thivjerge, Principal
William B. Gerlach, Principal                        Lorraine Truten, Principal
Stephen T. Golding, Principal                        Elizabeth A. Vale, Principal
Robert L. Hagin, Principal                           Roberto Vedovetto, Principal
Perry E. Hall, II, Principal                         Marjorie M. Wilcox, Principal
Ellen D. Harvey, Principal                           Ram Willner, Principal
John D. Hevner, Principal                            Philip W. Winters, Principal
Kimberly L. Hirschman, Principal                     Bruce Wolfe, Principal
Ruth A. Hughes-Guden, Principal                      Peter John Wright, Principal
Tracey H. Ivey, Principal                            Alford E. Zick, Principal

HEARTLAND CAPITAL MANAGEMENT, INC.


                                                                                OTHER SUBSTANTIAL
                                    POSITION WITH                               BUSINESS, PROFESSION,
NAME                                HEARTLAND                                   VOCATION OR EMPLOYMENT
----                                ---------                                   ----------------------

Robert D. Markley                   President and Chief Executive
                                    Officer                                     None
Thomas F. Maurath                   Executive Vice President                    None


ITEM 29.   PRINCIPAL UNDERWRITERS

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, The ARCH Fund, Inc., American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, The Republic Advisors Funds Trust, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. d/b/a Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of October 15, 1998 were as follows:



NAME AND PRINCIPAL                                                              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                    POSITIONS AND OFFICES WITH BISYS            REGISTRANT
----------------                    --------------------------------            --------------------------

The BISYS Group, Inc.               Sole shareholder of BISYS Fund              None
150 Clove Road                      Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.           Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                      Senior Vice President                       None
3435 Stelzer Road                   Business Development
Columbus, Ohio 43219                Fund Services Division

Stephen G. Mintos                   Executive Vice President                    President
3435 Stelzer Road                   General Manager
Columbus, Ohio 43219                Fund Services Division

Kenneth B. Quintenz                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

(c)      Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Fifth Third Funds (Registrant)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
         38 Fountain Square Plaza
         Cincinnati, Ohio 45263

         BISYS (Administrator)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund)
         36 South Pennsylvania Street, Suite 610
         Indianapolis, Indiana 46204

         Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
         1221 Avenue of the Americas
         New York, New York 10020

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 30th day of October, 1998.

                                              FIFTH THIRD FUNDS

                                              BY: /S/ STEPHEN G. MINTOS
                                                  ----------------------------
                                                  Stephen G. Mintos, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on October 30, 1998.


/S/ STEPHEN G. MINTOS
---------------------        President and Trustee (Principal Executive Officer)
Stephen G. Mintos


/S/ JEFFREY C. CUSICK
---------------------        Treasurer and Secretary (Principal Financial and
Jeffrey C. Cusick            Accounting Officer)


         **
---------------------        Trustee
Edward Burke Carey


         **
---------------------        Trustee
Lee A. Carter


         **
---------------------        Trustee
Albert E. Harris


**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.


By: /S/ STEPHEN G. MINTOS
    --------------------------------------
       Stephen G. Mintos, Attorney-in-fact

                                  EXHIBIT INDEX

1   (v)      Amendment No. 12 to the Declaration of Trust
    (vi)     Amendment No. 13 to the Declaration of Trust
5   (i)      (b)      Exhibits N-O to Investment Advisory Contract
    (iii)    Investment Advisory Contract of the Fifth Third Pinnacle Fund
6   (i)      (a)      Amended Schedules A-C to Distribution Agreement
6   (ii)     (a)      Amended Exhibit A to Administration Service Agreement
9   (i)      (a)      Amended Schedule A to Transfer Agency and Accounting
                      Services Agreement
9   (ii)     (a)      Amended Schedule A to Management and Administration
                      Agreement
9   (iii)    (a)      Amended Schedule A to Sub-Administration Agreement
10  Opinion and Consent of counsel as to legality of shares being registered
11  (i)      Consent of Ernst & Young LLP
    (ii)     Consent of KPMG Peat Marwick LLP
15  (i)      Amended Rule 12b-1 Plan through and including Exhibits A and B
15  (ii)     Form of Rule 12b-1 Agreement
17  Financial Data Schedules (EDGAR filing only)
18  Amended and Restated Multiple Class Plan